EXECUTION COPY

ISDA®
International Swaps and Derivatives Association, Inc.

NOVATION AGREEMENT

dated as of 15 August 2007 among:

Holmes Master Issuer PLC (the "Remaining Party"),

The Bank of New York, London Branch (the "Security Trustee"),

Credit Suisse (USA), Inc. (the "Transferor"),

and

Credit Suisse, London Branch (the "Transferee").

The Transferor and the Remaining Party have entered into three currency swap transactions (each, an "Old Transaction"), each evidenced by a confirmation dated 28 March 2007 between the Transferor, the Remaining Party and the Security Trustee (each, an "Old Confirmation") and subject to an ISDA Master Agreement dated 19 March 2007 between the Transferor, the Remaining Party and the Security Trustee (each, an "Old Agreement").

With effect from and including 15 August 2007 (the "Novation Date") the Transferor wishes to transfer by novation to the Transferee, and the Transferee wishes to accept the transfer by novation of, all the rights, liabilities, duties and obligations of the Transferor under and in respect of each Old Transaction, with the effect that the Remaining Party and the Transferee enter into a new transaction for each Old Transaction (each, a "New Transaction") and a new ISDA Master Agreement (including a related ISDA Credit Support Annex) in respect of each such New Transaction (each, a “New Agreement”). The terms of each New Transaction will be identical to those set out in the three Confirmations attached in Annex I (each, a "New Confirmation"), and the terms of each New Agreement will be in the form of the printed form of the 1992 ISDA Master Agreement (Multicurrency - Cross Border), as supplemented by a schedule in the form attached in Annex II (a), (b), or (c), as applicable, and the printed form of the 1995 ISDA Credit Support Annex (English Law), as supplemented by a Paragraph 11 in the form attached in Annex II (d), (e), or (f), as applicable. Each New Confirmation and each New Agreement shall be deemed to have been entered into between the Remaining Party, the Security Trustee and the Transferee, and each New Confirmation shall be deemed to be subject to the New Agreement identified as relating to the corresponding Relevant Notes.

The Remaining Party wishes to accept the Transferee as its sole counterparty with respect to the New Transactions.

The Transferor and the Remaining Party wish to have released and discharged, as a result and to the extent of the transfer described above, their respective obligations under and in respect of the Old Transactions and the Old Agreements.

Accordingly, the parties agree as follows:

1.	Definitions.

Terms defined in the ISDA Master Agreement (Multicurrency - Cross Border) as published in 1992 by the International Swaps and Derivatives Association, Inc., (the "1992 ISDA Master Agreement") are used herein as so defined, unless otherwise provided herein.

2.	Transfer, Release, Discharge and Undertakings.

With effect from and including the Novation Date and in consideration of the mutual representations, warranties and covenants contained in this Novation Agreement and other good and valuable consideration (the receipt and sufficiency of which are hereby acknowledged by each of the parties):

(a)
the Remaining Party, the Security Trustee and the Transferor are each released and discharged from further obligations to each other with respect to each Old Transaction and each Old Agreement and their respective rights against each other thereunder are cancelled, provided that such release and discharge shall not affect any rights, liabilities or obligations of the Remaining Party, the Security Trustee or the Transferor with respect to payments or other obligations due and payable or due to be performed on or prior to the Novation Date, and all such payments and obligations shall be paid or performed by the Remaining Party, the Security Trustee or the Transferor in accordance with the terms of each Old Transaction and each Old Agreement; and

(b)
in respect of each New Transaction and each New Agreement, the Remaining Party, the Security Trustee and the Transferee each undertakes liabilities and obligations towards the other and acquires rights against each other identical in their terms to each Old Transaction and each Old Agreement (and, for the avoidance of doubt, as if the Transferee were the Transferor and with the Remaining Party remaining the Remaining Party and the Security Trustee remaining the Security Trustee, save for any rights, liabilities or obligations of the Remaining Party, the Security Trustee, or the Transferor with respect to payments or other obligations due and payable or due to be performed on or prior to the Novation Date.)

3.	Representations and Warranties.

(a)	On the date of this Novation Agreement and on the Novation Date:

(i)
Each of the parties (other than the Security Trustee) makes to each of the other parties those representations and warranties set forth in Section 3(a) of the 1992 ISDA Master Agreement with references in such Section to "this Agreement" or "any Credit Support Document" being deemed references to this Novation Agreement alone.

(ii)
The Remaining Party and the Transferor each makes to the other, and the Remaining Party and the Transferee each makes to the other, the representation set forth in Section 3(b) of the 1992 ISDA Master Agreement, in each case with respect to each Old Agreement or each New Agreement, as the case may be, and taking into account the parties entering into and performing their obligations under this Novation Agreement.

(iii)
The Transferor and the Remaining Party each represents and warrants to each other and to the Transferee that, as of the Novation Date, all obligations of the Transferor and the Remaining Party under or in respect of each Old Transaction that are required to be performed on or before the Novation Date have been fulfilled.

(b)
The Transferor makes no representation or warranty and does not assume any responsibility with respect to the legality, validity, effectiveness, adequacy or enforceability of any New Transaction or any New Agreement or any documents relating thereto and assumes no responsibility for the condition, financial or otherwise, of the Remaining Party, the Security Trustee, the Transferee or any other person or for the performance and observance by the Remaining Party, the Security Trustee, the Transferee or any other person of any obligation under any New Transaction or any New Agreement or any document relating thereto and any and all such conditions and warranties, whether express or implied by law or otherwise, are hereby excluded.

4.	Counterparts.

This Novation Agreement (and each amendment, modification and waiver in respect of it) may be executed and delivered in counterparts (including by facsimile transmission), each of which will be deemed an original.

5.	Costs and Expenses.

The Transferor will pay all the costs and expenses (including reasonable legal fees) incurred by each of the Remaining Party, the Security Trustee, the Transferor and the Transferee in connection with this Novation Agreement and as a result of the negotiation, preparation and execution of this Novation Agreement.

6.	Amendments.

No amendment, modification or waiver in respect of this Novation Agreement will be effective unless in writing (including writing evidenced by a facsimile transmission) and executed by each of the parties or confirmed by an exchange of telexes or electronic messages on an electronic messaging system.

7.	(a)	Governing Law.

This Novation Agreement will be governed by and construed in accordance with the laws of England.

(b)	Jurisdiction.

The terms of Section 13(b) of the 1992 ISDA Master Agreement shall apply to this Novation Agreement with references in such Section to "this Agreement" being deemed references to this Novation Agreement alone.

IN WITNESS WHEREOF the parties have executed this Novation Agreement on the respective dates specified below with effect from and including the date specified on the first page of this document.

Holmes Master Issuer PLC		Credit Suisse (USA), Inc.

By:		By:
	Name:		Name:
	Title:		Title:
	Date:		Date:

The Bank of New York, London Branch	Credit Suisse, London Branch
as Security Trustee

By:	By:
Name:		Name:
Title:		Title:
Date:		Date:

ANNEX I
(Forms of 3 Confirmations)

ANNEX II
(Forms of 3 Schedules, each deemed to be part of a 1992 ISDA Master Agreement (Multicurrency -
Cross Border) and a 1995 ISDA Credit Support Annex (English law))

Execution Copy
Series 1 Class A1

Credit Suisse, London Branch

Date:	15 August 2007

To:	Holmes Master Issuer PLC
Abbey National House
2 Triton Square
Regent's Place
London
NW1 3AN

Attention:	Company Secretary

To:	The Bank of New York, London Branch
40th Floor, One Canada Square
London
E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Dear Sirs

Confirmation - Series 1 Class A1 Dollar to Sterling Currency Swap

The purpose of this letter is to confirm the terms and conditions of the swap transaction entered into between us on the Trade Date specified below (the Swap Transaction). This letter constitutes a Confirmation as referred to in the 1992 ISDA Master Agreement (Multicurrency-Cross Border) (Series 1 Class A1) and the Schedule thereto entered into between Credit Suisse, London Branch, Holmes Master Issuer PLC and The Bank of New York, London Branch (the Master Issuer Security Trustee) on the date hereof as amended and supplemented from time to time (the Agreement).

The definitions and provisions contained in the 2000 ISDA Definitions as published by the International Swaps & Derivatives Association, Inc. (the Definitions) are incorporated into this Confirmation. In the event of any inconsistency between any of the following, the first listed shall govern: (a) this Confirmation, (b) the Master Definitions Schedule, and (c) the Definitions.

The term Transaction as used herein shall, for the purposes of the Definitions, have the same meaning as Swap Transaction.
1.	The following terms relate to all Transactions to which this Confirmation relates:

Party A:	Credit Suisse, London Branch

Party B:	Holmes Master Issuer PLC

Trade Date:	15 August 2007

Effective Date:	28 March 2007

Termination Date:	The earlier of (a) the Party A Payment Date falling in March 2008 and (b) the date on which all of the Relevant Notes are redeemed in full.

Dollar Currency Swap Rate:	1.94500 (USD per GBP)

Business Days:	London, New York and TARGET

Business Day Convention:	Modified Following

Calculation Agent:	Party A

Relevant Notes:	Series 1 Class A1 Master Issuer Notes (Issue Number 2007-1)

Party A Floating Amounts:

Party A
Currency Amount:
In respect of each Party A Calculation Period, an amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the first day of such Calculation Period (after taking into account any redemption on such day).

Party A
Payment Dates:
The 15th day of each month from and including 15th April, 2007 up to and including the Termination Date, provided that, upon the occurrence of a Trigger Event or the enforcement of the Master Issuer Security in accordance with the Master Issuer Deed of Charge, the Party A Payment Dates shall occur on the 15th day of each month until, and including, the next to occur after that time of the 15th day of January, the 15th day of April, the 15th day of July or the 15th day of October (that date, the Quarterly Commencement Date) and after such date the Party A Payment Date shall fall quarterly on the 15th day of January, April, July and October in each year up to and including the Termination Date.

Floating Rate for Party A initial Calculation Period:	Linear Interpolation based on 2 week and 1 month USD-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

2

Party A
Floating Rate Option:	USD-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "the Reuters Screen LIBOR01 Page".

Designated Maturity:	1 month provided that, in respect of each Calculation Period commencing on or after the Quarterly Commencement Date, the Designated Maturity shall be 3 months.

Spread:	Minus 0.02 per cent. per annum

Rounding:	Rounded to the nearest cent

Reset Date:	First day of the relevant Calculation Period

Party A Floating Rate Day Count Fraction:	Actual/360

Party B Floating Amounts:

Party B
Currency Amount:
In respect of each Party B Calculation Period, an amount in Sterling equivalent to the Party A Currency Amount for the Party A Calculation Period commencing on the first day of such Party B Calculation Period, converted by reference to the Dollar Currency Swap Rate.

Party B
Payment Dates:	15th July, 2007, 15th October, 2007, 15th January, 2008 and the Termination Date.

Floating Rate for Party B initial Calculation Period:	Linear Interpolation based on 3 month and 4 month GBP-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Party B
Floating Rate Option:	GBP-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "the Reuters Screen LIBOR01 Page".

Designated Maturity:	3 months

3

Spread:	Minus 0.02190 per cent. per annum.

Floating Rate Day Count Fraction:	Actual/365(Fixed)

Rounding:	Rounded to the nearest penny

Reset Date:	First day of the relevant Calculation Period

Initial Exchange:

Initial Exchange Date:	28 March 2007

Party A Initial
Exchange Amount:	GBP 771,208,000

Party B Initial
Exchange Amount:	USD 1,500,000,000

Interim Exchange:

Interim Exchange Dates:	Each Party A Payment Date and Party B Payment Date (other than the Termination Date) on which any of the Relevant Notes are redeemed in whole or in part.

Party A Interim
Exchange Amount:	In respect of each Interim Exchange Date, an amount in Dollars equal to the amount of the Relevant Notes redeemed on such Interim Exchange Date.

Party B Interim
Exchange Amount:	In respect of each Interim Exchange Date, the Sterling equivalent of the Party A Interim Exchange Amount for such Interim Exchange Date converted by reference to the Dollar Currency Swap Rate.

Final Exchange:

Final Exchange Date:	Termination Date

Party A Final
Exchange Amount:	An amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the Final Exchange Date (before taking into account any redemption on such day).

Party B Final
Exchange Amount:	The Sterling equivalent of the Party A Final Exchange Amount for the Final Exchange Date converted by reference to the Dollar Currency Swap Rate.

4

2.	Deferral of Floating Amounts:

If any payment of interest under the Relevant Notes is deferred in accordance with the terms and conditions of the Relevant Notes then a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount which, in each case, would otherwise be due in respect of the relevant Party A Payment Date and Party B Payment Date respectively, shall be deferred.

On any subsequent occasion if any payment of interest under the Relevant Notes is deferred (including any payment of a previous shortfall of interest under the Relevant Notes or any payment of interest on such shortfall) in accordance with the terms and conditions of the Relevant Notes then all or a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount shall be deferred.

Any such amount so deferred on the Party A Floating Amount shall be payable on the next Party A Payment Date (together with an additional floating amount accrued thereon at the applicable Party A Floating Rate) and the Party A Floating Amount due on such date shall be deemed to include such amounts.

Any such amount so deferred on the Party B Floating Amount shall be payable on the next Party B Payment Date (together with an additional floating amount accrued thereon accrued at the applicable Party B Floating Rate) and the Party B Floating Amount due on such date shall be deemed to include such amounts.

3.	Additional Termination Event:

In relation to Section 5(b)(v) of the Agreement and the relevant Additional Termination Event set out in the Schedule to the Agreement, in the case of a redemption in full of the Relevant Notes pursuant to Condition 5.5 of the Terms and Conditions the following provisions apply:

(i)	the Early Termination Date shall be deemed to occur on the day which is 2 Local Business Days prior to the Termination Date;

(ii)	notwithstanding Section 6(c)(ii) of the Agreement:

(a)	Party B shall pay the Party B Final Exchange Amount to Party A and Party A shall pay the Party A Final Exchange Amount to Party B, in each case, on the Termination Date; and

(b)	Party A shall pay the Party A Floating Amount calculated in respect of the final Party A Calculation Period to Party B on the Termination Date; and

(c)
Party B shall pay the Party B Floating Amount calculated in respect of the final Party B Calculation Period to Party A on the Termination Date (the amounts referred to in (a), (b) and (c) together being, the "Scheduled Payments"); and

5

(iii)
for the purposes of Section 6(e), the Market Quotation in respect of this Terminated Transaction shall be deemed to be the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction but using the anticipated rate of reduction in the Party A Currency Amount and Party B Currency Amount as if paragraph (ii)(a) above did not apply and as if the Termination Date were the Party A Payment Date falling in March 2008 less the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction taking paragraph (ii)(a) above and the actual Termination Date as determined above into account.

4.	Account Details:

Payments to Party A in USD:	Bank:	The Bank of New York, New York

	Beneficiary Account Number:	890-0361-034

	Swift Code:	IRVTUS3N ABA: 021000018

Payments to Party A in Sterling:	Bank:	HSBC Bank Plc, London

	Beneficiary Account Number:	39266769

	Swift Code:	MIDLGB22 CHAPS: 400515

Payments to Party B in USD:	Correspondent Bank:	Citibank, N.A., New York

	ABA No.:	021000089

	Beneficiary Bank:	Citibank, N.A., London

	Account Number:	11591711

	Sort Code:	18 50 04

	Beneficiary:	Holmes Master Issuer PLC

	IBAN No:	GB 81 CITI 1850 0811 5917 11

	SWIFT Code:	CITIGB2L - Citibank London via Citibank New York, SWIFT code: CITIUS33

Payments to Party B in Sterling:	Bank:	Abbey National plc

	Account Number:	900 35033

6

Sort Code:	09-02-40

Beneficiary:	Holmes Master Issuer PLC

SWIFT BIC:	ABBYGB2L

5.	Notice Details:

Party A:	Credit Suisse, London Branch

Address:	One Cabot Square
London E14 4QJ
England

Facsimile Number:	+44 20 7888 9503

	Attention:	Head of OTC Operations - Operations Department

	Party B:	Holmes Master Issuer PLC

	Address:	c/o Abbey National plc
2 Triton Square
Regent's Place
London
NW1 3AN

	Facsimile Number:	+44 (0) 20 7756 5627

	Attention:	Company Secretary

	With a copy to:	c/o Abbey National plc
Abbey House (AAM 129)
201 Grafton Gate East
Milton Keynes
MK9 1AN

	Facsimile Number:	+44 (0) 1908 343 019

	Attention:	Securitisation Team, Retail Credit Risk

	With a copy to the Issuer Security Trustee:	The Bank of New York, London Branch

	Address:	40th Floor, One Canada Square
London
E14 5AL

	Facsimile Number:	+44 (0) 20 7964 6061/6399

	Attention:	Global Structured Finance - Corporate Trustee

7

Yours faithfully

CREDIT SUISSE, LONDON BRANCH

By:
Name:
Title:

Confirmed as of the date first written:

HOLMES MASTER ISSUER PLC

By:
Name:
Title:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Name:
Title:

8

Execution Copy	Series 1 Class B1

Credit Suisse, London Branch

Date:	15 August 2007

To:	Holmes Master Issuer PLC Abbey National House 2 Triton Square Regent's Place London NW1 3AN

Attention:	Company Secretary

To:	The Bank of New York, London Branch 40th Floor, One Canada Square London E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Dear Sirs

Confirmation - Series 1 Class B1 Dollar to Sterling Currency Swap

The purpose of this letter is to confirm the terms and conditions of the swap transaction entered into between us on the Trade Date specified below (the Swap Transaction). This letter constitutes a Confirmation as referred to in the 1992 ISDA Master Agreement (Multicurrency-Cross Border) (Series 1 Class B1) and the Schedule thereto entered into between Credit Suisse, London Branch, Holmes Master Issuer PLC and The Bank of New York, London Branch (the Master Issuer Security Trustee) on the date hereof as amended and supplemented from time to time (the Agreement).

The definitions and provisions contained in the 2000 ISDA Definitions as published by the International Swaps & Derivatives Association, Inc. (the Definitions) are incorporated into this Confirmation. In the event of any inconsistency between any of the following, the first listed shall govern: (a) this Confirmation, (b) the Master Definitions Schedule, and (c) the Definitions.

The term Transaction as used herein shall, for the purposes of the Definitions, have the same meaning as Swap Transaction.

1.	The following terms relate to all Transactions to which this Confirmation relates:

Party A:	Credit Suisse, London Branch

Party B:	Holmes Master Issuer PLC

Trade Date:	15 August 2007

Effective Date:	28 March 2007

Termination Date:	The earlier of (a) the Party A Payment Date falling in July 2040 and (b) the date on which all of the Relevant Notes are redeemed in full.

Dollar Currency Swap Rate:	1.94498 (USD per GBP)

Business Days:	London, New York and TARGET

Business Day Convention:	Modified Following

Calculation Agent:	Party A

Relevant Notes:	Series 1 Class B1 Master Issuer Notes (Issue Number 2007-1)

Party A Floating Amounts:

Party A
Currency Amount:
In respect of each Party A Calculation Period, an amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the first day of such Calculation Period (after taking into account any redemption on such day).

Party A
Payment Dates:	15th January, 15th April, 15th July and 15th October of each year commencing on 15th July, 2007 up to and including the Termination Date.

Floating Rate for Party A

initial Calculation Period:	Linear Interpolation based on 3 month and 4 month USD-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Party A
Floating Rate Option:	USD-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Designated Maturity:	3 months

2

Spread:	From and including the Effective Date to (and including) the Party A Payment Date falling in January 2011 plus 0.09 per cent. per annum and thereafter plus 0.18 per cent. per annum.

Rounding:	Rounded to the nearest cent

Reset Date:	First day of the relevant Calculation Period

Party A Floating Rate Day
Count Fraction:	Actual/360

Party B Floating Amounts:

Party B
Currency Amount:	In respect of each Party B Calculation Period, an amount in Sterling equivalent to the Party A Currency Amount for the Party A Calculation Period commencing on the first day of such Party B Calculation Period, converted by reference to the Dollar Currency Swap Rate.

Party B
Payment Dates:	15th January, 15th April, 15th July and 15th October of each year commencing on 15th July, 2007 up to and including the Termination Date.

Floating Rate for Party B initial Calculation

Period:	Linear Interpolation based on 3 month and 4 month GBP-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Party B
Floating Rate Option:	GBP-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Designated Maturity:	3 months

Spread:	From and including the Effective Date to (and including) the Party B Payment Date falling in January 2011 plus 0.11530 per cent. per annum and thereafter plus 0.38060 per cent. per annum.

Floating Rate Day
Count Fraction:	Actual/365(Fixed)

3

Rounding:	Rounded to the nearest penny

Reset Date:	First day of the relevant Calculation Period

Initial Exchange:

Initial Exchange Date:	28 March 2007

Party A Initial
Exchange Amount:	GBP 29,409,000

Party B Initial
Exchange Amount:	USD 57,200,000

Interim Exchange:

Interim Exchange Dates:	Each Party A Payment Date and Party B Payment Date (other than the Termination Date) on which any of the Relevant Notes are redeemed in whole or in part.

Party A Interim
Exchange Amount:	In respect of each Interim Exchange Date, an amount in Dollars equal to the amount of the Relevant Notes redeemed on such Interim Exchange Date.

Party B Interim
Exchange Amount:	In respect of each Interim Exchange Date, the Sterling equivalent of the Party A Interim Exchange Amount for such Interim Exchange Date converted by reference to the Dollar Currency Swap Rate.

Final Exchange:

Final Exchange Date:	Termination Date

Party A Final
Exchange Amount:	An amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the Final Exchange Date (before taking into account any redemption on such day).

Party B Final
Exchange Amount:	The Sterling equivalent of the Party A Final Exchange Amount for the Final Exchange Date converted by reference to the Dollar Currency Swap Rate.

4

2.	Deferral of Floating Amounts:

If any payment of interest under the Relevant Notes is deferred in accordance with the terms and conditions of the Relevant Notes then a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount which, in each case, would otherwise be due in respect of the relevant Party A Payment Date and Party B Payment Date respectively, shall be deferred.

On any subsequent occasion if any payment of interest under the Relevant Notes is deferred (including any payment of a previous shortfall of interest under the Relevant Notes or any payment of interest on such shortfall) in accordance with the terms and conditions of the Relevant Notes then all or a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount shall be deferred.

Any such amount so deferred on the Party A Floating Amount shall be payable on the next Party A Payment Date (together with an additional floating amount accrued thereon at the applicable Party A Floating Rate) and the Party A Floating Amount due on such date shall be deemed to include such amounts.

Any such amount so deferred on the Party B Floating Amount shall be payable on the next Party B Payment Date (together with an additional floating amount accrued thereon accrued at the applicable Party B Floating Rate) and the Party B Floating Amount due on such date shall be deemed to include such amounts.

3.	Additional Termination Event:

In relation to Section 5(b)(v) of the Agreement and the relevant Additional Termination Event set out in the Schedule to the Agreement, in the case of a redemption in full of the Relevant Notes pursuant to Condition 5.5 of the Terms and Conditions the following provisions apply:

(i)	the Early Termination Date shall be deemed to occur on the day which is 2 Local Business Days prior to the Termination Date;

(ii)	notwithstanding Section 6(c)(ii) of the Agreement:

(a)	Party B shall pay the Party B Final Exchange Amount to Party A and Party A shall pay the Party A Final Exchange Amount to Party B, in each case, on the Termination Date; and

(b)	Party A shall pay the Party A Floating Amount calculated in respect of the final Party A Calculation Period to Party B on the Termination Date; and

(c)
Party B shall pay the Party B Floating Amount calculated in respect of the final Party B Calculation Period to Party A on the Termination Date (the amounts referred to in (a), (b) and (c) together being, the "Scheduled Payments"); and

(iii)
for the purposes of Section 6(e), the Market Quotation in respect of this Terminated Transaction shall be deemed to be the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction but using the anticipated rate of reduction in the Party A Currency Amount and Party B Currency Amount as if paragraph (ii)(a) above did not apply and as if the Termination Date were the Party A Payment Date falling in July 2040 less the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction taking paragraph (ii)(a) above and the actual Termination Date as determined above into account.

5

4.	Account Details:

Payments to Party A in USD:	Bank:	The Bank of New York, New York

	Beneficiary Account Number:	890-0361-034

	Swift Code:	IRVTUS3N ABA: 021000018

Payments to Party A in Sterling:	Bank:	HSBC Bank Plc, London

	Beneficiary Account Number:	39266769

	Swift Code:	MIDLGB22 CHAPS: 400515

Payments to Party B in USD:	Correspondent Bank:	Citibank, N.A., New York

	ABA No.:	021000089

	Beneficiary Bank:	Citibank, N.A., London

	Account Number:	11591711

	Sort Code:	18 50 04

	Beneficiary:	Holmes Master Issuer PLC

	IBAN No:	GB 81 CITI 1850 0811 5917 11

	SWIFT Code:	CITIGB2L - Citibank London via Citibank New York, SWIFT code: CITIUS33

Payments to Party B in Sterling:	Bank:	Abbey National plc

	Account Number:	900 35033

	Sort Code:	09-02-40

	Beneficiary:	Holmes Master Issuer PLC

	SWIFT BIC:	ABBYGB2L

6

5.	Notice Details:

Party A:	Credit Suisse, London Branch

Address:	One Cabot Square
London E14 4QJ England

Facsimile Number:	+44 20 7888 9503

Attention:	Head of OTC Operations - Operations Department

Party B:	Holmes Master Issuer PLC

Address:	c/o Abbey National plc 2 Triton Square Regent's Place London NW1 3AN

Facsimile Number:	+44 (0) 20 7756 5627

Attention:	Company Secretary

With a copy to:	c/o Abbey National plc Abbey House (AAM 129) 201 Grafton Gate East Milton Keynes MK9 1AN

Facsimile Number:	+44 (0) 1908 343 019

Attention:	Securitisation Team, Retail Credit Risk

With a copy to the Issuer Security Trustee:	The Bank of New York, London Branch

Address:	40th Floor, One Canada Square London E14 5AL

Facsimile Number:	+44 (0) 20 7964 6061/6399

Attention:	Global Structured Finance - Corporate Trustee

7

Yours faithfully

CREDIT SUISSE, LONDON BRANCH

By:
Name:
Title:

Confirmed as of the date first written:

HOLMES MASTER ISSUER PLC

By:
Name:
Title:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Name:
Title:

8

Execution Copy	Series 1 Class C1

Credit Suisse, London Branch

Date:	15 August 2007

To:	Holmes Master Issuer PLC
Abbey National House
2 Triton Square
Regent's Place
London
NW1 3AN

Attention:	Company Secretary

To:	The Bank of New York, London Branch
40th Floor, One Canada Square
London
E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Dear Sirs

Confirmation - Series 1 Class C1 Dollar to Sterling Currency Swap

The purpose of this letter is to confirm the terms and conditions of the swap transaction entered into between us on the Trade Date specified below (the Swap Transaction). This letter constitutes a Confirmation as referred to in the 1992 ISDA Master Agreement (Multicurrency-Cross Border) (Series 1 Class C1) and the Schedule thereto entered into between Credit Suisse, London Branch, Holmes Master Issuer PLC and The Bank of New York, London Branch (the Master Issuer Security Trustee) on the date hereof as amended and supplemented from time to time (the Agreement).

The definitions and provisions contained in the 2000 ISDA Definitions as published by the International Swaps & Derivatives Association, Inc. (the Definitions) are incorporated into this Confirmation. In the event of any inconsistency between any of the following, the first listed shall govern: (a) this Confirmation, (b) the Master Definitions Schedule, and (c) the Definitions.

The term Transaction as used herein shall, for the purposes of the Definitions, have the same meaning as Swap Transaction.

1.	The following terms relate to all Transactions to which this Confirmation relates:

Party A:	Credit Suisse, London Branch

Party B:	Holmes Master Issuer PLC

Trade Date:	15 August 2007

Effective Date:	28 March 2007

Termination Date:	The earlier of (a) the Party A Payment Date falling in July 2040 and (b) the date on which all of the Relevant Notes are redeemed in full.

Dollar Currency Swap Rate:	1.94505 (USD per GBP)

Business Days:	London, New York and TARGET

Business Day Convention:	Modified Following

Calculation Agent:	Party A

Relevant Notes:	Series 1 Class C1 Master Issuer Notes (Issue Number 2007-1)

Party A Floating Amounts:

Party A
Currency Amount:
In respect of each Party A Calculation Period, an amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the first day of such Calculation Period (after taking into account any redemption on such day).

Party A
Payment Dates:	15th January, 15th April, 15th July and 15th October of each year commencing on 15th July, 2007 up to and including the Termination Date.

Floating Rate for Party A
initial Calculation Period:	Linear Interpolation based on 3 month and 4 month USD-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Party A
Floating Rate Option:	USD-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Designated Maturity:	3 months

2

Spread:	From and including the Effective Date to (and including) the Party A Payment Date falling in January 2011 plus 0.28 per cent. per annum and thereafter plus 0.56 per cent. per annum.

Rounding:	Rounded to the nearest cent

Reset Date:	First day of the relevant Calculation Period

Party A Floating Rate Day
Count Fraction:	Actual/360

Party B Floating Amounts:

Party B
Currency Amount:
In respect of each Party B Calculation Period, an amount in Sterling equivalent to the Party A Currency Amount for the Party A Calculation Period commencing on the first day of such Party B Calculation Period, converted by reference to the Dollar Currency Swap Rate.

Party B
Payment Dates:	15th January, 15th April, 15th July and 15th October of each year commencing on 15th July, 2007 up to and including the Termination Date.

Floating Rate for Party B
initial Calculation
Period:	Linear Interpolation based on 3 month and 4 month GBP-LIBOR-BBA is applicable, except that references to "Telerate Page 3750" will be replaced by references to "Reuters Screen LIBOR01 Page".

Party B
Floating Rate Option:	GBP-LIBOR-BBA except that references to "Telerate Page 3750" will be replaced by references to "the Reuters Screen LIBOR01 Page".

Designated Maturity:	3 months

Spread:	From and including the Effective Date to (and including) the Party B Payment Date falling in January 2011 plus 0.34340 per cent. per annum and thereafter plus 0.83680 per cent. per annum.

Floating Rate Day
Count Fraction:	Actual/365(Fixed)

3

Rounding:	Rounded to the nearest penny

Reset Date:	First day of the relevant Calculation Period

Initial Exchange:

Initial Exchange Date:	28 March 2007

Party A Initial
Exchange Amount:	GBP 15,578,000

Party B Initial
Exchange Amount:	USD 30,300,000

Interim Exchange:

Interim Exchange Dates:	Each Party A Payment Date and Party B Payment Date (other than the Termination Date) on which any of the Relevant Notes are redeemed in whole or in part.

Party A Interim
Exchange Amount:	In respect of each Interim Exchange Date, an amount in Dollars equal to the amount of the Relevant Notes redeemed on such Interim Exchange Date.

Party B Interim
Exchange Amount:	In respect of each Interim Exchange Date, the Sterling equivalent of the Party A Interim Exchange Amount for such Interim Exchange Date converted by reference to the Dollar Currency Swap Rate.

Final Exchange:

Final Exchange Date:	Termination Date

Party A Final
Exchange Amount:	An amount in Dollars equal to the principal amount outstanding of the Relevant Notes on the Final Exchange Date (before taking into account any redemption on such day).

Party B Final
Exchange Amount:	The Sterling equivalent of the Party A Final Exchange Amount for the Final Exchange Date converted by reference to the Dollar Currency Swap Rate.

4

2.	Deferral of Floating Amounts:

If any payment of interest under the Relevant Notes is deferred in accordance with the terms and conditions of the Relevant Notes then a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount which, in each case, would otherwise be due in respect of the relevant Party A Payment Date and Party B Payment Date respectively, shall be deferred.

On any subsequent occasion if any payment of interest under the Relevant Notes is deferred (including any payment of a previous shortfall of interest under the Relevant Notes or any payment of interest on such shortfall) in accordance with the terms and conditions of the Relevant Notes then all or a corresponding part of the Party A Floating Amount and a pro rata part of the Party B Floating Amount shall be deferred.

Any such amount so deferred on the Party A Floating Amount shall be payable on the next Party A Payment Date (together with an additional floating amount accrued thereon at the applicable Party A Floating Rate) and the Party A Floating Amount due on such date shall be deemed to include such amounts.

Any such amount so deferred on the Party B Floating Amount shall be payable on the next Party B Payment Date (together with an additional floating amount accrued thereon accrued at the applicable Party B Floating Rate) and the Party B Floating Amount due on such date shall be deemed to include such amounts.

3.	Additional Termination Event:

In relation to Section 5(b)(v) of the Agreement and the relevant Additional Termination Event set out in the Schedule to the Agreement, in the case of a redemption in full of the Relevant Notes pursuant to Condition 5.5 of the Terms and Conditions the following provisions apply:

(i)	the Early Termination Date shall be deemed to occur on the day which is 2 Local Business Days prior to the Termination Date;

(ii)	notwithstanding Section 6(c)(ii) of the Agreement:

(a)	Party B shall pay the Party B Final Exchange Amount to Party A and Party A shall pay the Party A Final Exchange Amount to Party B, in each case, on the Termination Date; and

(b)	Party A shall pay the Party A Floating Amount calculated in respect of the final Party A Calculation Period to Party B on the Termination Date; and

(c)
Party B shall pay the Party B Floating Amount calculated in respect of the final Party B Calculation Period to Party A on the Termination Date (the amounts referred to in (a), (b) and (c) together being, the "Scheduled Payments"); and

(iii)
for the purposes of Section 6(e), the Market Quotation in respect of this Terminated Transaction shall be deemed to be the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction but using the anticipated rate of reduction in the Party A Currency Amount and Party B Currency Amount as if paragraph (ii)(a) above did not apply and as if the Termination Date were the Party A Payment Date falling in July 2040 less the Market Quotation determined in respect of a hypothetical Terminated Transaction having the same terms as this Terminated Transaction taking paragraph (ii)(a) above and the actual Termination Date as determined above into account.

5

4.	Account Details:

Payments to Party A
in USD:	Bank:	The Bank of New York, New York

Beneficiary Account Number:	890-0361-034

Swift Code:	IRVTUS3N ABA: 021000018

Payments to Party A
in Sterling:	Bank:	HSBC Bank Plc, London

Beneficiary Account Number:	39266769

Swift Code:	MIDLGB22 CHAPS: 400515

Payments to Party B
in USD:	Correspondent Bank:	Citibank, N.A., New York

ABA No.:	021000089

Beneficiary Bank:	Citibank, N.A., London

Account Number:	11591711

Sort Code:	18 50 04

Beneficiary:	Holmes Master Issuer PLC

IBAN No:	GB 81 CITI 1850 0811 5917 11

SWIFT Code:	CITIGB2L - Citibank London via Citibank
New York, SWIFT code: CITIUS33

Payments to Party B	Bank:	Abbey National plc
in Sterling:
Account Number:	900 35033

Sort Code:	09-02-40

Beneficiary:	Holmes Master Issuer PLC

SWIFT BIC:	ABBYGB2L

6

5. Notice Details:

Party A:	Credit Suisse, London Branch

Address:	One Cabot Square
London E14 4QJ England

Facsimile Number:	+44 20 7888 9503

Attention:	Head of OTC Operations - Operations Department

Party B:	Holmes Master Issuer PLC

Address:	c/o Abbey National plc
2 Triton Square
Regent's Place
London
NW1 3AN

Facsimile Number:	+44 (0) 20 7756 5627

Attention:	Company Secretary

With a copy to:	c/o Abbey National plc
Abbey House (AAM 129)
201 Grafton Gate East
Milton Keynes
MK9 1AN

Facsimile Number:	+44 (0) 1908 343 019

Attention:	Securitisation Team, Retail Credit Risk

With a copy to the Issuer Security Trustee:	The Bank of New York, London Branch

Address:	40th Floor, One Canada Square London
E14 5AL

7

Facsimile Number:	+44 (0) 20 7964 6061/6399

Attention:	Global Structured Finance - Corporate Trustee

8

Yours faithfully

CREDIT SUISSE, LONDON BRANCH

By:
Name:
Title:

Confirmed as of the date first written:

HOLMES MASTER ISSUER PLC

By:
Name:
Title:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Name:
Title:

9

EXECUTION COPY
Series 1 Class A1

SCHEDULE TO THE MASTER AGREEMENT

15 August 2007

Between

CREDIT SUISSE, LONDON BRANCH

and

HOLMES MASTER ISSUER PLC

and

THE BANK OF NEW YORK, LONDON BRANCH

Allen & Overy LLP

12262-02377 ICM:4697817.4

Series 1 Class A1

SCHEDULE TO THE MASTER AGREEMENT

  dated as of 15 August 2007

BETWEEN:

(1)	CREDIT SUISSE, LONDON BRANCH (Party A);

(2)	HOLMES MASTER ISSUER PLC (Party B); and

(3)
THE BANK OF NEW YORK, LONDON BRANCH (the Master Issuer Security Trustee, which expression shall include its successors and assigns and which has agreed to become a party to this Agreement solely for the purpose of taking the benefit of or assuming the obligations under Part 5(2), Part 5(12) and Part 5(7.7) of the Schedule to this Agreement).

PART 1

TERMINATION PROVISIONS

1.	Specified Entity means in relation to Party A for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none,

and in relation to Party B for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none.

2.	Specified Transaction will have the meaning specified in Section 14.

3.	The Cross Default provisions of Section 5(a)(vi) will not apply to Party A and will not apply to Party B.

4.	The Credit Event Upon Merger provisions of Section 5(b)(iv) will not apply to Party A and will not apply to Party B.

5.	The Automatic Early Termination provision of Section 6(a) will not apply to Party A and will not apply to Party B.

6.	Payments on Early Termination. For the purposes of Section 6(e) and subject to Part 5(16) of this Agreement:

1

(a)	Market Quotation will apply.

(b)	The Second Method will apply.

7.	Termination Currency means Sterling.

8.
Additional Termination Event will apply. In addition to the Additional Termination Events set forth in Part 5(7.8) of this Agreement, the following will each constitute an Additional Termination Event:

(a)
the Additional Tax Representation (as defined in Part 5(6) of this Agreement) proves to have been incorrect or misleading in any material respect when made or repeated or deemed to have been made or repeated. For the purpose of the foregoing Additional Termination Event, Party A shall be the sole Affected Party and all Transactions shall be Affected Transactions.

(b)
The Relevant Notes are redeemed in full in accordance with the provisions of Condition 5.5 (Optional Redemption for Tax and other Reasons) of the Terms and Conditions. In relation to the foregoing Additional Termination Event, for the purposes of Section 6(b)(iv) both parties shall be Affected Parties and all Transactions shall be Affected Transactions and for the purposes of Section 6(e) Party B shall be the sole Affected Party.

2

PART 2

TAX REPRESENTATIONS

1.	Payer Representations

For the purpose of Section 3(e) of this Agreement, Party A and Party B each make the following representation:

It is not required by any applicable law, as modified by the practice of any relevant governmental revenue authority, of any Relevant Jurisdiction to make any deduction or withholding for or on account of any Tax from any payment (other than interest under Section 2(e), 6(d)(ii) or 6(e) of this Agreement) to be made by it to the other party under this Agreement. In making this representation, it may rely on (i) the accuracy of any representations made by the other party pursuant to Section 3(f) of this Agreement or the Additional Tax Representation, (ii) the satisfaction of the agreement contained in Section 4(a)(i) or 4(a)(iii) of this Agreement and the accuracy and effectiveness of any document provided by the other party pursuant to Section 4(a)(i) or 4(a)(iii) of this Agreement and (iii) the satisfaction of the agreement of the other party contained in Section 4(d) of this Agreement, provided that it will not be a breach of this representation where reliance is placed on clause (ii) and the other party does not deliver a form or document under Section 4(a)(iii) by reason of material prejudice to its legal or commercial position.

2.	Payee Representations

For the purposes of Section 3(f) of this Agreement, Party A and Party B make no representations.

3

PART 3

AGREEMENT TO DELIVER DOCUMENTS

For the purpose of Sections 4(a)(i) and (ii) of this Agreement, each party agrees to deliver the following documents, as applicable:

(a)	Tax forms, documents or certificates to be delivered are: None.

(b)	Other documents to be delivered are:

Party required to deliver Document	Form/Document/Certificate	Date by which to be delivered	Covered by Section 3(d) Representation
Party A and Party B	Appropriate evidence of its signatory's authority	On signing of this Agreement	Yes

Party B	Certified copy of board resolution and constitutional documents	On signing of this Agreement	Yes

Party A	Legal opinion in form and substance satisfactory to Party B	On signing of this Agreement	No

Party B	Legal opinion in form and substance satisfactory to Party A	On signing of this Agreement	No

4

PART 4

MISCELLANEOUS

1.	Addresses for Notices

For the purpose of Section 12(a) of this Agreement:

Address for notices or communications to Party A:

Address:	Credit Suisse, London Branch One Cabot Square London E14 4QJ England

Attention:	Head of OTC Operations - Operations Department

Facsimile No.:	+44 20 7888 9503

Address for notices or communications to Party B:

Address:	c/o Abbey National plc Abbey National House 2 Triton Square Regent's Place London NW1 3AN

Attention:	Company Secretary

Facsimile No.:	+44 (0) 20 7756 5627

Copy:	c/o Abbey National plc Abbey House (AAM129) 201 Grafton Gate East Milton Keynes MK9 1AN

Attention:	Securitisation Team, Retail Credit Risk

Facsimile No.:	+44 (0) 1908 343 019

With a copy to the Master Issuer Security Trustee:

Address:	40th Floor, One Canada Square London E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Facsimile No.:	+44(0) 20 7964 6061/6399

2.	Process Agent

For the purpose of Section 13(c) of this Agreement:

Party A appoints as its Process Agent: None.

5

Party B appoints as its Process Agent: None.

3.	Offices

The provisions of Section 10(a) will apply to this Agreement.

4.	Multibranch Party

For the purpose of Section 10(c) of this Agreement:

Party A is a Multibranch Party and will act through the following Offices: London.

Party B is not a Multibranch Party.

5.	Calculation Agent

The Calculation Agent is Party A.

6.	Credit Support Document

Details of any Credit Support Document:

In respect of Party A, the Credit Support Annex dated the date hereof between Party A and Party B and any Eligible Guarantee.

In respect of Party B, none.

7.	Credit Support Provider

Credit Support Provider means in relation to Party A, the guarantor under any Eligible Guarantee.

Credit Support Provider means in relation to Party B, none.

8.	Governing Law

This Agreement will be governed by and construed in accordance with the laws of England and Wales.

9.	Netting of Payments

Subparagraph (ii) of Section 2(c) of this Agreement will apply to Transactions entered into under this Agreement.

10.	Affiliate will have the meaning specified in Section 14 of this Agreement save for the purpose of section 3(c) Absence of Litigation, Party A shall be deemed to have no Affiliates.

6

PART 5

OTHER PROVISIONS

1.	No Set-off

1.1	All payments under this Agreement will be made without set-off or counterclaim, except as expressly provided for in Section 6 or this Schedule.

1.2	Section 6(e) is amended by the deletion of the following sentence:

"The amount, if any, payable in respect of an Early Termination Date and determined pursuant to this Section will be subject to any Set-off."

2.	Security Interest

Notwithstanding Section 7, Party A hereby agrees and consents to the assignment by way of security by Party B of its interests under this Agreement (without prejudice to, and after giving effect to, any contractual netting provision contained in this Agreement) to the Master Issuer Security Trustee (or any successor thereto or permitted transferee) pursuant to and in accordance with the Master Issuer Deed of Charge and acknowledges notice of such assignment. Each of the parties hereby confirms and agrees that the Master Issuer Security Trustee shall not be liable for any of the obligations of Party B hereunder.

3.	Disapplication of certain Events of Default

Section 5(a)(v) will not apply in respect of Party A.

Sections 5(a)(ii), 5(a)(iii), 5(a)(iv), 5(a)(v), 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6), (7) and (9), and 5(a)(viii) will not apply in respect of Party B.

Section 5(a)(vii)(8) will not apply to Party B to the extent that it relates to Sections 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6) and (7).

4.	Additional conditions to application of certain Termination Events

The Agreement is amended by deleting Section 6(b)(ii) in its entirety and replacing it with the following:

"(ii) Transfer or Restructuring to Avoid Termination Event. If either an Illegality under Section 5(b)(i)(l) or a Tax Event occurs and there is only one Affected Party, or if a Tax Event Upon Merger occurs and the Burdened Party is the Affected Party, the Affected Party will, as a condition to its right to designate an Early Termination Date under Section 6(b)(iv), within 20 days after it gives notice under Section 6(b)(i), (A) transfer all its rights and obligations under this Agreement in respect of the Affected Transactions to another of its Offices or Affiliates so that such Termination Event ceases to exist, provided that, in case of an Illegality, the Affected Party will only be required to use all reasonable efforts (which will not require such party to incur a loss, excluding immaterial, incidental expenses) to cause such a transfer or (B) (in relation to a Tax Event or a Tax Event Upon Merger only) replace the Affected Transaction(s) with one or more transactions which will put the other party economically in the same position had the Tax Event or the Tax Event Upon Merger, as applicable, not occurred and so that such Termination Event ceases to exist.

7

If the Affected Party is not able to cause such a transfer or restructuring it will give notice to the other party to that effect within such 20 day period, whereupon the other party may effect such a transfer or cause such a restructuring within 30 days after the notice is given under Section 6(b)(i).

Any transfer by a party under clause (A) of this Section 6(b)(ii) will be subject to and conditional upon the prior written consent of the other party, which consent shall not be withheld if such other party's policies in effect at such time would permit it to enter into transactions with the transferee on the terms proposed. Any restructuring by a party under clause (B) of this Section 6(b)(ii) will be subject to and conditional upon the confirmation from the Rating Agencies that the restructuring will not adversely affect the then current rating of the Relevant Notes and the prior written consent of the other party, which consent shall not be unreasonably withheld."

5.	Additional Event of Default

The following will constitute an additional Event of Default with respect to Party B:

"The Note Trustee serves a Note Enforcement Notice in relation to the Relevant Notes pursuant to Condition 9 of the Terms and Conditions on Party B (in which case Party B shall be the Defaulting Party)."

6.	Additional Tax Representation

6.1	Party A makes the following representation (the Additional Tax Representation), which representation shall be deemed to be repeated at all times until the end of each Transaction:

(a)	it is resident in the United Kingdom for United Kingdom tax purposes; or

(b)
it is party to each Transaction solely for the purposes of a trade (or part of a trade) carried on by it in the United Kingdom through a permanent establishment and otherwise than as agent or nominee of another person (as those expressions are construed for the purposes of paragraph 31(6)(a) and (b) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time); or

(c)
it is resident in a jurisdiction that has a double taxation convention or treaty with the United Kingdom which has effect by virtue of section 788 of the Income and Corporation Taxes Act 1988 and under which provision, whether for relief or otherwise, in relation to interest (as defined in the relevant treaty or convention) is made and it is party to each Transaction otherwise than as agent or nominee for another person (as those expressions are construed for the purposes of paragraphs 31(7) and (8) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time).

6.2	Section 5(a)(iv) is amended with respect to Party A only by the insertion of the following after the words "Section 3(e) or (f)":

"or Part 5(6) of the Schedule".

7.	Rating Events

7.1	Initial S&P Rating Event

In the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A-1+" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. (S&P) (an Initial S&P Rating Event), then Party A will, within 30 calendar days of the occurrence of such Initial S&P Rating Event, on a reasonable efforts basis and at its own cost attempt either to:

8

(a)	both:

(i)	provide collateral under the provisions of the Credit Support Annex; and

(ii)
provide to Party B and S&P legal opinions satisfactory to S&P in relation to the posting of collateral pursuant to the Credit Support Annex if required to do so by S&P at the time of such posting and obtain a monthly verification of Party B's exposure by two independent third parties that would be eligible and willing to be transferees of Party A's benefits and obligations under this Agreement (the Independent Valuations) in the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "A-2" or the long term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "BBB+" by S&P. Such Independent Valuations will take place on the following basis: (A) without limiting Party A's obligation to obtain Independent Valuations valuations may only be obtained from the same entity or person up to four times in any 12 month period; (B) for the purposes of collateral posting in accordance with the Credit Support Annex, Party B's exposure shall be deemed to be equal to the highest of the two Independent Valuations and shall be calculated in accordance with the Credit Support Annex; and (C) Party A shall provide S&P with the two Independent Valuations and its calculations pursuant to the Credit Support Annex for the day on which the Independent Valuations are obtained;

(b)
subject to Part 5 (17) below, transfer all of its rights and obligations with respect of this Agreement to a replacement third party approved by the Master Issuer Security Trustee provided that either (1) such transfer would maintain the ratings of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been but for such Initial S&P Rating Event) or (2) such replacement third party is agreed between Party A and S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(c)
obtain a co-obligation or guarantee in respect of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if S&P confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been at immediately prior to such Initial S&P Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(d)	take such other action as Party A may agree with S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.1(b), 7.1(c) or 7.1(d) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Initial S&P Rating Event.

7.2	Subsequent S&P Rating Event

In the event that the rating of the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" by S&P (such event, a Subsequent S&P Rating Event), then Party A will within ten calendar days of the occurrence of such Subsequent S&P Rating Event:

(a)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraph 7.1(b) or 7.1(c) above immediately upon the occurrence of such Subsequent S&P Rating Event or take such other action as Party A may agree with S&P; and

9

(b)
if, at the time such Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above following an Initial S&P Rating Event, continue to post collateral notwithstanding the occurrence of such Subsequent S&P Rating Event until such time as the action set out in subparagraph 7.2(a) above has been taken.

If the action set out in subparagraph 7.2(a) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) above will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Subsequent S&P Rating Event.

7.3	Moody's Definitions

“Moody’s Short-term Rating” means a rating assigned by Moody’s under its short-term rating scale in respect of an entity’s short-term, unsecured and unsubordinated debt obligations.

“Relevant Entities” means Party A and any guarantor under an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

An entity shall have the “First Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-1” and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A2” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A1” or above by Moody’s.

the “Second Rating Trigger Requirements” shall apply so long as no Relevant Entity has the Second Trigger Required Ratings.

An entity shall have the “Second Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-2” or above and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s.

7.4	Subsequent Moody's Rating Event

So long as the Second Rating Trigger Requirements apply, Party A will at its own cost use commercially reasonable efforts to, as soon as reasonably practicable, procure either (A) an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement to be provided by a guarantor with the First Trigger Required Ratings and/or the Second Trigger Required Ratings or (B) a transfer in accordance with Part 5(17) below.

7.5	Fitch Rating Event

In the event that:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A+" (or its equivalent) by Fitch Ratings Ltd (Fitch); or

10

(b)
the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F1" (or its equivalent) by Fitch, and as a result of such cessation, the then current rating of the Relevant Notes is downgraded by Fitch or placed under credit watch for possible downgrade by Fitch (a Fitch Rating Event) then Party A will, on a reasonable efforts basis within thirty days of the occurrence of such Fitch Rating Event, at its own cost, either:

(i)	provide collateral under the Credit Support Annex;

(ii)
transfer all of its rights and obligations with respect to this Agreement to a replacement third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such transfer would maintain the ratings of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(iii)
obtain a co-obligation or guarantee of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(iv)
take such other action as Party A may agree with Fitch as will result in the rating of the Relevant Notes by Fitch following the taking of such action being maintained at, or restored to, the level at which it was immediately prior to such Fitch Rating Event, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Fitch Rating Event.

7.6	First Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB+" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F2" (or its equivalent) by Fitch

11

(each a First Subsequent Fitch Rating Event),

Party A will at its own cost and expense use its best endeavours to:

(i)
provide collateral under the Credit Support Annex within 10 days of such First Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)); or

(ii)	take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such First Subsequent Fitch Rating Event.

If any of the actions set out in subparagraph 7.6(ii) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such First Subsequent Fitch Rating Event.

7.7	Second Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F3" (or its equivalent) by Fitch

(each a Second Subsequent Fitch Rating Event and together with the First Subsequent Fitch Rating Events the Subsequent Fitch Rating Events and each a Subsequent Fitch Rating Event),

Party A will:

(i)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such Subsequent Fitch Rating Event; and

(ii)
if, at the time such Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) above or 7.6(i) above following a Fitch Rating Event or a First Subsequent Fitch Rating Event, as the case may be, continue to post collateral notwithstanding the occurrence of such Second Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)) until such time as the action set out in subparagraph 7.7(i) above has been taken.

If any of the actions set out in subparagraph 7.7(i) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i), subparagraph 7.6(i) or subparagraph 7.7(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Second Subsequent Fitch Rating Event.

12

7.8	Implications of Rating Events

(a)
If Party A does not take any of the measures described in subparagraph 7.1 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(b)
If, at the time a Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above and fails to continue to post collateral pending compliance with subparagraph 7.2(a) above, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Subsequent S&P Rating Event and the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.2(b) above, and notwithstanding Section 5(a)(ii), Party A does not take the measure described in subparagraph 7.2(a) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Subsequent S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(c)
Any failure by Party A to comply with or perform any obligation to be complied with or performed by Party A under the Credit Support Annex in accordance with the Moody’s provisions shall not be an Event of Default unless (A) the Second Rating Trigger Requirements apply and at least 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) such failure is not remedied on or before the third Local Business Day after notice of such failure is given to Party A.

(d)	Each of the following shall constitute an Additional Termination Event with Party A as Affected Party:

First Rating Trigger Collateral. Party A has failed to comply with or perform any obligation to be complied with or performed by Party A in accordance with the Credit Support Annex and either (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply.

Second Rating Trigger Replacement. (A) The Second Rating Trigger Requirements apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) (i) at least one Eligible Replacement has made a Firm Offer (which remains capable of becoming legally binding upon acceptance) to be the transferee of a transfer to be made in accordance with Part 5(17) below and/or (ii) at least one entity with the Second Trigger Required Ratings has made a Firm Offer (which remains capable of becoming legally binding upon acceptance by the offeree) to provide an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

(e)
If Party A does not take any of the measures described in subparagraph 7.5 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

13

(f)
If Party A does not take any of the measures described in subparagraph 7.6 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(g)
If, at the time a Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) and fails to continue to post collateral pending compliance with subparagraph 7.7(i) above, or fails promptly to appoint an independent verification agent, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Second Subsequent Fitch Rating Event and the thirtieth day following any prior Fitch Rating Event or First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.7(ii) above, and notwithstanding Section 5(a)(ii), Party A does not take the measures described in subparagraph 7.7(i) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Second Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

Each of Party B and the Master Issuer Security Trustee shall use their reasonable endeavours to co-operate with Party A in putting in place such credit support documentation, including (without limitation) agreeing to such arrangements in such documentation as may satisfy S&P, Moody's and/or Fitch, as applicable, with respect to the operation and management of the collateral and entering into such documents as may reasonably be requested by Party A in connection with the provision of such collateral or in connection with any of the other measures which Party A may take under this Part 5(7) following the rating events described herein.

8.	Additional Representations

Section 3 is amended by the addition at the end thereof of the following additional representations:

"(g)	No Agency

It is entering into this Agreement and each Transaction as principal and not as agent of any person or entity."

9.	Recording of Conversations

Each party to this Agreement acknowledges and agrees to the tape recording of conversations between the parties to this Agreement.

10.	Relationship between the Parties

The Agreement is amended by the insertion after Section 14 of an additional Section 15, reading in its entirety as follows:

14

"15.	Relationship between the Parties

Each party will be deemed to represent to the other party on the date on which it enters into a Transaction that (absent a written agreement between the parties that expressly imposes affirmative obligations to the contrary for that Transaction):

(a)	Non Reliance

It is acting for its own account, and it has made its own independent decisions to enter into that Transaction and as to whether that Transaction is appropriate or proper for it based upon its own judgment and upon advice from such advisers as it has deemed necessary. It is not relying on any communication (written or oral) of the other party as investment advice or as a recommendation to enter into that Transaction; it being understood that information and explanations related to the terms and conditions of a Transaction shall not be considered investment advice or a recommendation to enter into that Transaction. It has not received from the other party any assurance or guarantee as to the expected results of that Transaction.

(b)	Assessment and Understanding

It is capable of assessing the merits of and understanding (on its own behalf or through independent professional advice), and understands and accepts, the terms, conditions and risks of that Transaction. It is also capable of assuming, and assumes, the financial and other risks of that Transaction.

(c)	Status of Parties

The other party is not acting as a fiduciary or an adviser for it in respect of that Transaction."

11.	Tax

The Agreement is amended by deleting Section 2(d) in its entirety and replacing it with the following:

"(d)	Deduction or Withholding for Tax

(i)	Requirement to Withhold

All payments under this Agreement will be made without any deduction or withholding for or on account of any Tax unless such deduction or withholding is required (including, for the avoidance of doubt, if such deduction or withholding is required in order for the payer to obtain relief from Tax) by any applicable law, as modified by the practice of any relevant governmental revenue authority, then in effect. If a party (X) is so required to deduct or withhold, then that party (the Deducting Party):

(1)	will promptly notify the other party (Y) of such requirement;

(2)
will pay to the relevant authorities the full amount required to be deducted or withheld (including the full amount required to be deducted or withheld from any Gross Up Amount (as defined below) paid by the Deducting Party to Y under this Section 2(d)) promptly upon the earlier of determining that such deduction or withholding is required or receiving notice that such amount has been assessed against Y;

15

(3)	will promptly forward to Y an official receipt (or a certified copy), or other documentation reasonably acceptable to Y, evidencing such payment to such authorities; and

(4)
if X is Party A, will promptly pay in addition to the payment to which Party B is otherwise entitled under this Agreement, such additional amount (the Gross Up Amount) as is necessary to ensure that the net amount actually received by Party B will equal the full amount which Party B would have received had no such deduction or withholding been required.

(ii)	Liability

If:

(1)
X is required by any applicable law, as modified by the practice of any relevant governmental revenue authority, to make any deduction or withholding for or on account of any Tax in respect of payments under this Agreement;

(2)	X does not so deduct or withhold; and

(3)	a liability resulting from such Tax is assessed directly against X,

then, except to the extent that Y has satisfied or then satisfies the liability resulting from such Tax, (A) where X is Party B, Party A will promptly pay to Party B the amount of such liability (the Liability Amount) (including any related liability for interest and together with an amount equal to the Tax payable by Party B on receipt of such amount but only including any related liability for penalties if Party A has failed to comply with or perform any agreement contained in Section 4(a)(i), 4(a)(iii) or 4(d)) and Party B will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties) and (B) where X is Party A and Party A would have been required to pay a Gross Up Amount to Party B, Party A will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties).
(iii)	Tax Credit etc.

Where Party A pays an amount in accordance with Section 2(d)(i)(4), Party B undertakes as follows:

(1)
to the extent that Party B obtains any credit, allowance, set-off or repayment in respect of Tax from the tax authorities of any jurisdiction relating to any deduction or withholding giving rise to such payment (a Tax Credit), it shall pay to Party A, as soon as practical after receipt of the same, so much of the cash benefit (as calculated below) relating thereto which it has received as will leave Party B in substantially the same (but in any event no worse) position as Party B would have been in if no such deduction or withholding had been required;

(2)
the "cash benefit", in the case of a credit, allowance or set-off, will be the additional amount of Tax which would have been payable by Party B in the relevant jurisdiction referred to in (1) above but for the obtaining by Party B of the said Tax Credit and, in the case of a repayment, will be the amount of the repayment together with any related interest or similar payment obtained by Party B;

16

(3)
to use all reasonable endeavours to obtain any Tax Credit as soon as is reasonably practicable and, upon request by Party A, to supply Party A with a reasonably detailed explanation of Party B's calculation of the amount of any such Tax Credit and of the date on which the same is received; and

(4)
to ensure that any Tax Credit obtained is paid directly to Party A, and not applied in whole or part to pay any other Issuer Secured Creditor or any other party, both prior to and subsequent to any enforcement of the security constituted by the Master Issuer Deed of Charge."

12.	Security, Enforcement and Limited Recourse

12.1	Party A agrees with Party B and the Master Issuer Security Trustee to be bound by the terms of the Master Issuer Deed of Charge and, in particular, confirms that:

(a)
other than pursuant to the Credit Support Annex as contemplated in Part 5(7) or payment of any amount in respect of a cash benefit related to a Tax Credit under this Agreement, no sum shall be payable by or on behalf of Party B to it except in accordance with the provisions of the Master Issuer Deed of Charge; and

(b)
it will not take any steps for the winding up, dissolution or reorganisation, or for the appointment of a receiver, administrator, administrative receiver, trustee, liquidator, sequestrator or similar officer of Party B or of any or all of its revenues and assets nor participate in any ex parte proceedings nor seek to enforce any judgment against Party B, subject to the provisions of the Master Issuer Deed of Charge.

12.2
In relation to all sums due and payable by Party B to Party A (other than the return of collateral under the Credit Support Annex), Party A agrees that it shall have recourse only to Master Issuer Available Funds, but always subject to the order of priority of payments set out in the Master Issuer Cash Management Agreement and the Master Issuer Deed of Charge.

13.	Condition Precedent

Section 2(a)(iii) is amended by the deletion of the words "a Potential Event of Default" in respect of obligations of Party A only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

14.	Representations

Section 3(b) is amended by the deletion of the words "or Potential Event of Default" in respect of obligations of Party B only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

15.	Additional Definitions

Words and expressions defined in the Amended and Restated Master Definitions and Construction Schedule (the Master Schedule) and the Master Issuer Master Definitions and Construction Schedule (the Issuer Schedule) (together the Master Definitions Schedule) each signed for the purposes of identification on 27 March 2007 shall, except so far as the context otherwise requires, have the same meaning in this Agreement. In the event of any inconsistency between the definitions in this Agreement and in the Master Definitions Schedule, the definitions in this Agreement will prevail. In the event of any inconsistency between the Master Schedule and the Issuer Schedule, the Issuer Schedule will prevail. The rules of interpretation set out in the Master Definitions Schedule will apply to this Agreement.

17

16.	Calculations

Notwithstanding Section 6 of this Agreement, so long as Party A is (A) the Affected Party in respect of an Additional Termination Event or (B) the Defaulting Party in respect of any Event of Default, paragraphs (i) to (vi) below shall apply:

(i)	The definition of "Market Quotation" shall be deleted in its entirety and replaced with the following:

""Market Quotation" means, with respect to one or more Terminated Transactions, a Firm Offer which is (1) made by a Reference Market-maker that is an Eligible Replacement, (2) for an amount, if any, that would be paid to Party B (expressed as a negative number) or by Party B (expressed as a positive number) in consideration of an agreement between Party B and such Reference Market-maker to enter into a transaction (the "Replacement Transaction") that would have the effect of preserving for such party the economic equivalent of any payment or delivery (whether the underlying obligation was absolute or contingent and assuming the satisfaction of each applicable condition precedent) by the parties under Section 2(a)(i) in respect of such Terminated Transaction or group of Terminated Transactions that would, but for the occurrence of the relevant Early Termination Date, have been required after that date, (3) made on the basis that Unpaid Amounts in respect of the Terminated Transaction or group of Transactions are to be excluded but, without limitation, any payment or delivery that would, but for the relevant Early Termination Date, have been required (assuming satisfaction of each applicable condition precedent) after that Early Termination Date is to be included and (4) made in respect of a Replacement Transaction with terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions). The day and time as of which Firm Offers are to be obtained will be selected in good faith by Party B."

(ii)	The definition of "Settlement Amount" shall be deleted in its entirety and replaced with the following:

""Settlement Amount" means, with respect to any Early Termination Date, an amount (as determined by Party B) equal to the Termination Currency Equivalent of the amount (whether positive or negative) of any Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions that is accepted by Party B so as to become legally binding, provided that:

(1)
If, on the day falling ten Local Business Days after the day on which the Early Termination Date is designated or such later day as Party B may specify in writing to Party A (which in each case may not be later than the Early Termination Date) (such day the "Latest Settlement Amount Determination Day"), no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions has been accepted by Party B so as to become legally binding and one or more Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal the Termination Currency Equivalent of the amount (whether positive or negative) of the lowest of such Market Quotations (for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value); and

18

(2)
If, on the Latest Settlement Amount Determination Day, no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions is accepted by Party B so as to become legally binding and no Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal Party B's Loss (whether positive or negative and without reference to any Unpaid Amounts) for the relevant Terminated Transaction or group of Terminated Transactions.

(iii)
For the purpose of paragraph (4) of the definition of Market Quotation, Party B shall determine in its sole discretion, acting in a commercially reasonable manner, whether a Firm Offer is made in respect of a Replacement Transaction with commercial terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions).

(iv)
At any time on or before the Latest Settlement Amount Determination Day at which two or more Market Quotations remain capable of becoming legally binding upon acceptance, Party B shall be entitled to accept only the lowest of such Market Quotations(for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value).

(v)	If Party B requests Party A in writing to obtain Market Quotations, Party A shall use its reasonable efforts to do so before the Latest Settlement Amount Determination Day.

(vi)	If the Settlement Amount is a negative number, Section 6(e)(i)(3) of this Agreement shall be deleted in its entirety and replaced with the following:

(a)
"Second Method and Market Quotation. If Second Method and Market Quotation apply, (1) Party B shall pay to Party A an amount equal to the absolute value of the Settlement Amount in respect of the Terminated Transactions, (2) Party B shall pay to Party A the Termination Currency Equivalent of the Unpaid Amounts owing to Party A and (3) Party A shall pay to Party B the Termination Currency Equivalent of the Unpaid Amounts owing to Party B, provided that (i) the amounts payable under (2) and (3) shall be subject to Section 2(c) of this Agreement and (ii) notwithstanding any other provision of this Agreement, Section 2(c) shall not apply in respect of any amount payable by Party A under (3)."

17.	Transfers

Section 7 of this Agreement shall not apply to Party A, who shall be required to comply with, and shall be bound by, the following:

Without prejudice to Section 6(b)(ii), Party A may transfer all its interest and obligations in and under this Agreement upon providing five Local Business Days' prior written notice to the Master Issuer Security Trustee, to any other entity (a Transferee) provided that:

(a)
(i) the Transferee's short-term unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or its equivalent by any substitute rating agency) or such Transferee's obligations under this Agreement are guaranteed by an entity whose short-term, unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or if the Transferee is not rated by a Rating Agency, at such equivalent rating by another internationally recognised rating agency as is acceptable to such rating agency) and (ii) the Transferee is an Eligible Replacement;

19

(b)
as of the date of such transfer, the Transferee will not, as a result of such transfer, be required to withhold or deduct for or on account of any Tax under this Agreement (unless the Transferee is required to pay a Gross Up Amount in respect of such Tax);

(c)	a Termination Event or an Event of Default will not occur under this Agreement as a result of such transfer;

(d)	no additional amount will be payable by Party B to Party A or the Transferee on the next succeeding Scheduled Payment Date as a result of such transfer; and

(e)
(if the Transferee is domiciled in a different jurisdiction from both Party A and Party B) S&P, Moody's and Fitch have provided prior written notification that the then current ratings of the Relevant Notes will not be adversely affected.

Following such transfer all references to Party A shall be deemed to be references to the Transferee and the Transferee shall be deemed to have made each of the representations made by Party A pursuant to this Agreement.

 Save as otherwise provided for in this Agreement and notwithstanding Section 7, Party A shall not be permitted to transfer (by way of security or otherwise) this Agreement or any interest or obligation in or under this Agreement without the prior written consent of the Master Issuer Security Trustee.

18.	Notice of Redemption of the Notes

The Master Issuer Security Trustee will notify Party A promptly following it giving or receiving any notice (including any Note Enforcement Notice) in connection with any redemption, purchase and cancellation of all of the Relevant Notes by the Issuer.

19.	Contracts (Rights of Third Parties) Act 1999

 A person who is not a party to this Agreement will not have any right under the Contracts (Rights of Third Parties) Act 1999 to enforce any of its terms but this will not affect any right or remedy of a third party which exists or is available apart from that Act.

20.	Scope of Agreement

The provisions of this Agreement shall not apply to any transactions other than the Credit Support Annex attached hereto and the Currency Swap Transaction in respect of the Series and Class of Notes identified on the first page of this Schedule (the Relevant Notes) having a Trade Date of 19 March 2007 and entered into between Party A and Party B.

21.	Rating Agency Notifications

 Notwithstanding any other provision of this Agreement, this Agreement shall not be amended, no Early Termination Date shall be effectively designated by Party B, and no transfer of any rights or obligations under this Agreement shall be made unless Moody's has been given prior written notice of such amendment, designation or transfer.

20

22.	Definitions

Eligible Guarantee means an unconditional and irrevocable guarantee that is provided by a guarantor as principal debtor rather than surety and is directly enforceable by Party B, where either (A) a reputable international law firm has given a legal opinion confirming that none of the guarantor's payments to Party B under such guarantee will be subject to withholding for Tax or (B) such guarantee provides that, in the event that any of such guarantor's payments to Party B are subject to withholding for Tax, such guarantor is required to pay such additional amount as is necessary to ensure that the net amount actually received by Party B (free and clear of any withholding tax) will equal the full amount Party B would have received had no such withholding been required.

Eligible Replacement means an entity (A) with the Second Trigger Required Ratings or (B) whose present and future obligations owing to Party B are guaranteed pursuant to an Eligible Guarantee provided by a guarantor with the Second Trigger Required Ratings.

Firm Offer means an offer which, when made, was capable of becoming legally binding upon acceptance.

21

SIGNATORIES

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC

By: Name:	By: Name:
Title:	Title:
Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By: Name:
Title:
Date:

22

EXECUTION COPY
Series 1 Class B1

SCHEDULE TO THE MASTER AGREEMENT

15 August 2007

Between CREDIT SUISSE, LONDON BRANCH and HOLMES MASTER ISSUER PLC and THE BANK OF NEW YORK, LONDON BRANCH

Allen & Overy LLP
12262-02377 ICM:4697811.4

  Series 1 Class B1

SCHEDULE TO THE MASTER AGREEMENT

  dated as of 15 August 2007

BETWEEN:

(1)	CREDIT SUISSE, LONDON BRANCH (Party A);

(2)	HOLMES MASTER ISSUER PLC (Party B); and

(3)
THE BANK OF NEW YORK, LONDON BRANCH (the Master Issuer Security Trustee, which expression shall include its successors and assigns and which has agreed to become a party to this Agreement solely for the purpose of taking the benefit of or assuming the obligations under Part 5(2), Part 5(12) and Part 5(7.7) of the Schedule to this Agreement).

PART 1

TERMINATION PROVISIONS

1.	Specified Entity means in relation to Party A for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none,

and in relation to Party B for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none.

2.	Specified Transaction will have the meaning specified in Section 14.

3.	The Cross Default provisions of Section 5(a)(vi) will not apply to Party A and will not apply to Party B.

4.	The Credit Event Upon Merger provisions of Section 5(b)(iv) will not apply to Party A and will not apply to Party B.

5.	The Automatic Early Termination provision of Section 6(a) will not apply to Party A and will not apply to Party B.

6.	Payments on Early Termination. For the purposes of Section 6(e) and subject to Part 5(16) of this Agreement:

(a)	Market Quotation will apply.

1

(b)	The Second Method will apply.

7.	Termination Currency means Sterling.

8.
Additional Termination Event will apply. In addition to the Additional Termination Events set forth in Part 5(7.8) of this Agreement, the following will each constitute an Additional Termination Event:

(a)
the Additional Tax Representation (as defined in Part 5(6) of this Agreement) proves to have been incorrect or misleading in any material respect when made or repeated or deemed to have been made or repeated. For the purpose of the foregoing Additional Termination Event, Party A shall be the sole Affected Party and all Transactions shall be Affected Transactions.

(b)
The Relevant Notes are redeemed in full in accordance with the provisions of Condition 5.5 (Optional Redemption for Tax and other Reasons) of the Terms and Conditions. In relation to the foregoing Additional Termination Event, for the purposes of Section 6(b)(iv) both parties shall be Affected Parties and all Transactions shall be Affected Transactions and for the purposes of Section 6(e) Party B shall be the sole Affected Party.

2

PART 2

TAX REPRESENTATIONS

1.	Payer Representations

For the purpose of Section 3(e) of this Agreement, Party A and Party B each make the following representation:

It is not required by any applicable law, as modified by the practice of any relevant governmental revenue authority, of any Relevant Jurisdiction to make any deduction or withholding for or on account of any Tax from any payment (other than interest under Section 2(e), 6(d)(ii) or 6(e) of this Agreement) to be made by it to the other party under this Agreement. In making this representation, it may rely on (i) the accuracy of any representations made by the other party pursuant to Section 3(f) of this Agreement or the Additional Tax Representation, (ii) the satisfaction of the agreement contained in Section 4(a)(i) or 4(a)(iii) of this Agreement and the accuracy and effectiveness of any document provided by the other party pursuant to Section 4(a)(i) or 4(a)(iii) of this Agreement and (iii) the satisfaction of the agreement of the other party contained in Section 4(d) of this Agreement, provided that it will not be a breach of this representation where reliance is placed on clause (ii) and the other party does not deliver a form or document under Section 4(a)(iii) by reason of material prejudice to its legal or commercial position.

2.	Payee Representations

For the purposes of Section 3(f) of this Agreement, Party A and Party B make no representations.

3

PART 3

AGREEMENT TO DELIVER DOCUMENTS

For the purpose of Sections 4(a)(i) and (ii) of this Agreement, each party agrees to deliver the following documents, as applicable:

(a)	Tax forms, documents or certificates to be delivered are: None.

(b)	Other documents to be delivered are:

Party required to deliver Document	Form/Document/ Certificate	Date by which to be delivered	Covered by Section 3(d) Representation
Party A and Party B	Appropriate evidence of its signatory's authority	On signing of this Agreement	Yes

Party B	Certified copy of board resolution and constitutional documents	On signing of this Agreement	Yes

Party A	Legal opinion in form and substance satisfactory to Party B	On signing of this Agreement	No

Party B	Legal opinion in form and substance satisfactory to Party A	On signing of this Agreement	No

4

PART 4

MISCELLANEOUS

1.	Addresses for Notices

For the purpose of Section 12(a) of this Agreement:

Address for notices or communications to Party A:

Address:	Credit Suisse, London Branch One Cabot Square London E14 4QJ England

Attention:	Head of OTC Operations - Operations Department

Facsimile No.:	+44 20 7888 9503

Address for notices or communications to Party B:

Address:	c/o Abbey National plc Abbey National House 2 Triton Square Regent's Place London NW1 3AN

Attention:	Company Secretary

Facsimile No.:	+44 (0) 20 7756 5627

Copy:	c/o Abbey National plc Abbey House (AAM129) 201 Grafton Gate East Milton Keynes MK9 1AN

Attention:	Securitisation Team, Retail Credit Risk

Facsimile No.:	+44 (0) 1908 343 019

With a copy to the Master Issuer Security Trustee:

Address:	40th Floor, One Canada Square London E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Facsimile No.:	+44(0) 20 7964 6061/6399

2.	Process Agent

For the purpose of Section 13(c) of this Agreement:

Party A appoints as its Process Agent: None.

5

Party B appoints as its Process Agent: None.

3.	Offices

The provisions of Section 10(a) will apply to this Agreement.

4.	Multibranch Party

For the purpose of Section 10(c) of this Agreement:

Party A is a Multibranch Party and will act through the following Offices: London.

Party B is not a Multibranch Party.

5.	Calculation Agent

The Calculation Agent is Party A.

6.	Credit Support Document

Details of any Credit Support Document:

In respect of Party A, the Credit Support Annex dated the date hereof between Party A and Party B and any Eligible Guarantee.

In respect of Party B, none.

7.	Credit Support Provider

Credit Support Provider means in relation to Party A, the guarantor under any Eligible Guarantee.

Credit Support Provider means in relation to Party B, none.

8.	Governing Law

This Agreement will be governed by and construed in accordance with the laws of England and Wales.

9.	Netting of Payments

Subparagraph (ii) of Section 2(c) of this Agreement will apply to Transactions entered into under this Agreement.

10.	Affiliate will have the meaning specified in Section 14 of this Agreement save for the purpose of section 3(c) Absence of Litigation, Party A shall be deemed to have no Affiliates.

6

PART 5

OTHER PROVISIONS

1.	No Set-off

1.1	All payments under this Agreement will be made without set-off or counterclaim, except as expressly provided for in Section 6 or this Schedule.

1.2	Section 6(e) is amended by the deletion of the following sentence:

"The amount, if any, payable in respect of an Early Termination Date and determined pursuant to this Section will be subject to any Set-off."

2.	Security Interest

Notwithstanding Section 7, Party A hereby agrees and consents to the assignment by way of security by Party B of its interests under this Agreement (without prejudice to, and after giving effect to, any contractual netting provision contained in this Agreement) to the Master Issuer Security Trustee (or any successor thereto or permitted transferee) pursuant to and in accordance with the Master Issuer Deed of Charge and acknowledges notice of such assignment. Each of the parties hereby confirms and agrees that the Master Issuer Security Trustee shall not be liable for any of the obligations of Party B hereunder.

3.	Disapplication of certain Events of Default

Section 5(a)(v) will not apply in respect of Party A.

Sections 5(a)(ii), 5(a)(iii), 5(a)(iv), 5(a)(v), 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6), (7) and (9), and 5(a)(viii) will not apply in respect of Party B.

Section 5(a)(vii)(8) will not apply to Party B to the extent that it relates to Sections 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6) and (7).

4.	Additional conditions to application of certain Termination Events

The Agreement is amended by deleting Section 6(b)(ii) in its entirety and replacing it with the following:

"(ii) Transfer or Restructuring to Avoid Termination Event. If either an Illegality under Section 5(b)(i)(l) or a Tax Event occurs and there is only one Affected Party, or if a Tax Event Upon Merger occurs and the Burdened Party is the Affected Party, the Affected Party will, as a condition to its right to designate an Early Termination Date under Section 6(b)(iv), within 20 days after it gives notice under Section 6(b)(i), (A) transfer all its rights and obligations under this Agreement in respect of the Affected Transactions to another of its Offices or Affiliates so that such Termination Event ceases to exist, provided that, in case of an Illegality, the Affected Party will only be required to use all reasonable efforts (which will not require such party to incur a loss, excluding immaterial, incidental expenses) to cause such a transfer or (B) (in relation to a Tax Event or a Tax Event Upon Merger only) replace the Affected Transaction(s) with one or more transactions which will put the other party economically in the same position had the Tax Event or the Tax Event Upon Merger, as applicable, not occurred and so that such Termination Event ceases to exist.

7

If the Affected Party is not able to cause such a transfer or restructuring it will give notice to the other party to that effect within such 20 day period, whereupon the other party may effect such a transfer or cause such a restructuring within 30 days after the notice is given under Section 6(b)(i).

Any transfer by a party under clause (A) of this Section 6(b)(ii) will be subject to and conditional upon the prior written consent of the other party, which consent shall not be withheld if such other party's policies in effect at such time would permit it to enter into transactions with the transferee on the terms proposed. Any restructuring by a party under clause (B) of this Section 6(b)(ii) will be subject to and conditional upon the confirmation from the Rating Agencies that the restructuring will not adversely affect the then current rating of the Relevant Notes and the prior written consent of the other party, which consent shall not be unreasonably withheld."

5.	Additional Event of Default

The following will constitute an additional Event of Default with respect to Party B:

"The Note Trustee serves a Note Enforcement Notice in relation to the Relevant Notes pursuant to Condition 9 of the Terms and Conditions on Party B (in which case Party B shall be the Defaulting Party)."

6.	Additional Tax Representation

6.1	Party A makes the following representation (the Additional Tax Representation), which representation shall be deemed to be repeated at all times until the end of each Transaction:

(a)	it is resident in the United Kingdom for United Kingdom tax purposes; or

(b)
it is party to each Transaction solely for the purposes of a trade (or part of a trade) carried on by it in the United Kingdom through a permanent establishment and otherwise than as agent or nominee of another person (as those expressions are construed for the purposes of paragraph 31(6)(a) and (b) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time); or

(c)
it is resident in a jurisdiction that has a double taxation convention or treaty with the United Kingdom which has effect by virtue of section 788 of the Income and Corporation Taxes Act 1988 and under which provision, whether for relief or otherwise, in relation to interest (as defined in the relevant treaty or convention) is made and it is party to each Transaction otherwise than as agent or nominee for another person (as those expressions are construed for the purposes of paragraphs 31(7) and (8) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time).

6.2	Section 5(a)(iv) is amended with respect to Party A only by the insertion of the following after the words "Section 3(e) or (f)":

"or Part 5(6) of the Schedule".

7.	Rating Events

7.1	Initial S&P Rating Event

In the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A-1+" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. (S&P) (an Initial S&P Rating Event), then Party A will, within 30 calendar days of the occurrence of such Initial S&P Rating Event, on a reasonable efforts basis and at its own cost attempt either to:

8

(a)	both:

(i)	provide collateral under the provisions of the Credit Support Annex; and

(ii)
provide to Party B and S&P legal opinions satisfactory to S&P in relation to the posting of collateral pursuant to the Credit Support Annex if required to do so by S&P at the time of such posting and obtain a monthly verification of Party B's exposure by two independent third parties that would be eligible and willing to be transferees of Party A's benefits and obligations under this Agreement (the Independent Valuations) in the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "A-2" or the long term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "BBB+" by S&P. Such Independent Valuations will take place on the following basis: (A) without limiting Party A's obligation to obtain Independent Valuations valuations may only be obtained from the same entity or person up to four times in any 12 month period; (B) for the purposes of collateral posting in accordance with the Credit Support Annex, Party B's exposure shall be deemed to be equal to the highest of the two Independent Valuations and shall be calculated in accordance with the Credit Support Annex; and (C) Party A shall provide S&P with the two Independent Valuations and its calculations pursuant to the Credit Support Annex for the day on which the Independent Valuations are obtained;

(b)
subject to Part 5 (17) below, transfer all of its rights and obligations with respect of this Agreement to a replacement third party approved by the Master Issuer Security Trustee provided that either (1) such transfer would maintain the ratings of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been but for such Initial S&P Rating Event) or (2) such replacement third party is agreed between Party A and S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(c)
obtain a co-obligation or guarantee in respect of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if S&P confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been at immediately prior to such Initial S&P Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(d)	take such other action as Party A may agree with S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.1(b), 7.1(c) or 7.1(d) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Initial S&P Rating Event.

7.2	Subsequent S&P Rating Event

In the event that the rating of the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" by S&P (such event, a Subsequent S&P Rating Event), then Party A will within ten calendar days of the occurrence of such Subsequent S&P Rating Event:

9

(a)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraph 7.1(b) or 7.1(c) above immediately upon the occurrence of such Subsequent S&P Rating Event or take such other action as Party A may agree with S&P; and

(b)
if, at the time such Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above following an Initial S&P Rating Event, continue to post collateral notwithstanding the occurrence of such Subsequent S&P Rating Event until such time as the action set out in subparagraph 7.2(a) above has been taken.

If the action set out in subparagraph 7.2(a) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) above will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Subsequent S&P Rating Event.

7.3	Moody's Definitions

“Moody’s Short-term Rating” means a rating assigned by Moody’s under its short-term rating scale in respect of an entity’s short-term, unsecured and unsubordinated debt obligations.

“Relevant Entities” means Party A and any guarantor under an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

An entity shall have the “First Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-1” and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A2” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A1” or above by Moody’s.

the “Second Rating Trigger Requirements” shall apply so long as no Relevant Entity has the Second Trigger Required Ratings.

An entity shall have the “Second Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-2” or above and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s.

7.4	Subsequent Moody's Rating Event

So long as the Second Rating Trigger Requirements apply, Party A will at its own cost use commercially reasonable efforts to, as soon as reasonably practicable, procure either (A) an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement to be provided by a guarantor with the First Trigger Required Ratings and/or the Second Trigger Required Ratings or (B) a transfer in accordance with Part 5(17) below.

10

7.5	Fitch Rating Event

In the event that:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A+" (or its equivalent) by Fitch Ratings Ltd (Fitch); or

(b)
the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F1" (or its equivalent) by Fitch, and as a result of such cessation, the then current rating of the Relevant Notes is downgraded by Fitch or placed under credit watch for possible downgrade by Fitch (a Fitch Rating Event) then Party A will, on a reasonable efforts basis within thirty days of the occurrence of such Fitch Rating Event, at its own cost, either:

(i)	provide collateral under the Credit Support Annex;

(ii)
transfer all of its rights and obligations with respect to this Agreement to a replacement third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such transfer would maintain the ratings of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(iii)
obtain a co-obligation or guarantee of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(iv)
take such other action as Party A may agree with Fitch as will result in the rating of the Relevant Notes by Fitch following the taking of such action being maintained at, or restored to, the level at which it was immediately prior to such Fitch Rating Event, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Fitch Rating Event.

7.6	First Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB+" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F2" (or its equivalent) by Fitch

11

(each a First Subsequent Fitch Rating Event),

Party A will at its own cost and expense use its best endeavours to:

(i)
provide collateral under the Credit Support Annex within 10 days of such First Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)); or

(ii)	take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such First Subsequent Fitch Rating Event.

If any of the actions set out in subparagraph 7.6(ii) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such First Subsequent Fitch Rating Event.

7.7	Second Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F3" (or its equivalent) by Fitch

(each a Second Subsequent Fitch Rating Event and together with the First Subsequent Fitch Rating Events the Subsequent Fitch Rating Events and each a Subsequent Fitch Rating Event),

Party A will:

(i)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such Subsequent Fitch Rating Event; and

(ii)
if, at the time such Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) above or 7.6(i) above following a Fitch Rating Event or a First Subsequent Fitch Rating Event, as the case may be, continue to post collateral notwithstanding the occurrence of such Second Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)) until such time as the action set out in subparagraph 7.7(i) above has been taken.

If any of the actions set out in subparagraph 7.7(i) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i), subparagraph 7.6(i) or subparagraph 7.7(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Second Subsequent Fitch Rating Event.

12

7.8	Implications of Rating Events

(a)
If Party A does not take any of the measures described in subparagraph 7.1 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(b)
If, at the time a Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above and fails to continue to post collateral pending compliance with subparagraph 7.2(a) above, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Subsequent S&P Rating Event and the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.2(b) above, and notwithstanding Section 5(a)(ii), Party A does not take the measure described in subparagraph 7.2(a) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Subsequent S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(c)
Any failure by Party A to comply with or perform any obligation to be complied with or performed by Party A under the Credit Support Annex in accordance with the Moody’s provisions shall not be an Event of Default unless (A) the Second Rating Trigger Requirements apply and at least 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) such failure is not remedied on or before the third Local Business Day after notice of such failure is given to Party A.

(d)	Each of the following shall constitute an Additional Termination Event with Party A as Affected Party:

First Rating Trigger Collateral. Party A has failed to comply with or perform any obligation to be complied with or performed by Party A in accordance with the Credit Support Annex and either (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply.

Second Rating Trigger Replacement. (A) The Second Rating Trigger Requirements apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) (i) at least one Eligible Replacement has made a Firm Offer (which remains capable of becoming legally binding upon acceptance) to be the transferee of a transfer to be made in accordance with Part 5(17) below and/or (ii) at least one entity with the Second Trigger Required Ratings has made a Firm Offer (which remains capable of becoming legally binding upon acceptance by the offeree) to provide an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

(e)
If Party A does not take any of the measures described in subparagraph 7.5 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

13

(f)
If Party A does not take any of the measures described in subparagraph 7.6 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(g)
If, at the time a Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) and fails to continue to post collateral pending compliance with subparagraph 7.7(i) above, or fails promptly to appoint an independent verification agent, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Second Subsequent Fitch Rating Event and the thirtieth day following any prior Fitch Rating Event or First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.7(ii) above, and notwithstanding Section 5(a)(ii), Party A does not take the measures described in subparagraph 7.7(i) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Second Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

Each of Party B and the Master Issuer Security Trustee shall use their reasonable endeavours to co-operate with Party A in putting in place such credit support documentation, including (without limitation) agreeing to such arrangements in such documentation as may satisfy S&P, Moody's and/or Fitch, as applicable, with respect to the operation and management of the collateral and entering into such documents as may reasonably be requested by Party A in connection with the provision of such collateral or in connection with any of the other measures which Party A may take under this Part 5(7) following the rating events described herein.

8.	Additional Representations

Section 3 is amended by the addition at the end thereof of the following additional representations:

(g)	No Agency

It is entering into this Agreement and each Transaction as principal and not as agent of any person or entity."

9.	Recording of Conversations

Each party to this Agreement acknowledges and agrees to the tape recording of conversations between the parties to this Agreement.

14

10.	Relationship between the Parties

The Agreement is amended by the insertion after Section 14 of an additional Section 15, reading in its entirety as follows:

"15.	Relationship between the Parties

Each party will be deemed to represent to the other party on the date on which it enters into a Transaction that (absent a written agreement between the parties that expressly imposes affirmative obligations to the contrary for that Transaction):

(a)	Non Reliance

It is acting for its own account, and it has made its own independent decisions to enter into that Transaction and as to whether that Transaction is appropriate or proper for it based upon its own judgment and upon advice from such advisers as it has deemed necessary. It is not relying on any communication (written or oral) of the other party as investment advice or as a recommendation to enter into that Transaction; it being understood that information and explanations related to the terms and conditions of a Transaction shall not be considered investment advice or a recommendation to enter into that Transaction. It has not received from the other party any assurance or guarantee as to the expected results of that Transaction.

(b)	Assessment and Understanding

It is capable of assessing the merits of and understanding (on its own behalf or through independent professional advice), and understands and accepts, the terms, conditions and risks of that Transaction. It is also capable of assuming, and assumes, the financial and other risks of that Transaction.

(c)	Status of Parties

The other party is not acting as a fiduciary or an adviser for it in respect of that Transaction."

11.	Tax

The Agreement is amended by deleting Section 2(d) in its entirety and replacing it with the following:

"(d)	Deduction or Withholding for Tax

(i)	Requirement to Withhold

All payments under this Agreement will be made without any deduction or withholding for or on account of any Tax unless such deduction or withholding is required (including, for the avoidance of doubt, if such deduction or withholding is required in order for the payer to obtain relief from Tax) by any applicable law, as modified by the practice of any relevant governmental revenue authority, then in effect. If a party (X) is so required to deduct or withhold, then that party (the Deducting Party):

(1)	will promptly notify the other party (Y) of such requirement;

(2)
will pay to the relevant authorities the full amount required to be deducted or withheld (including the full amount required to be deducted or withheld from any Gross Up Amount (as defined below) paid by the Deducting Party to Y under this Section 2(d)) promptly upon the earlier of determining that such deduction or withholding is required or receiving notice that such amount has been assessed against Y;

15

(3)	will promptly forward to Y an official receipt (or a certified copy), or other documentation reasonably acceptable to Y, evidencing such payment to such authorities; and
(4)
if X is Party A, will promptly pay in addition to the payment to which Party B is otherwise entitled under this Agreement, such additional amount (the Gross Up Amount) as is necessary to ensure that the net amount actually received by Party B will equal the full amount which Party B would have received had no such deduction or withholding been required.

(ii)	Liability

If:

(1)
X is required by any applicable law, as modified by the practice of any relevant governmental revenue authority, to make any deduction or withholding for or on account of any Tax in respect of payments under this Agreement;

(2)	X does not so deduct or withhold; and
(3)	a liability resulting from such Tax is assessed directly against X,

then, except to the extent that Y has satisfied or then satisfies the liability resulting from such Tax, (A) where X is Party B, Party A will promptly pay to Party B the amount of such liability (the Liability Amount) (including any related liability for interest and together with an amount equal to the Tax payable by Party B on receipt of such amount but only including any related liability for penalties if Party A has failed to comply with or perform any agreement contained in Section 4(a)(i), 4(a)(iii) or 4(d)) and Party B will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties) and (B) where X is Party A and Party A would have been required to pay a Gross Up Amount to Party B, Party A will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties).

(iii)	Tax Credit etc.

Where Party A pays an amount in accordance with Section 2(d)(i)(4), Party B undertakes as follows:

(1)
to the extent that Party B obtains any credit, allowance, set-off or repayment in respect of Tax from the tax authorities of any jurisdiction relating to any deduction or withholding giving rise to such payment (a Tax Credit), it shall pay to Party A, as soon as practical after receipt of the same, so much of the cash benefit (as calculated below) relating thereto which it has received as will leave Party B in substantially the same (but in any event no worse) position as Party B would have been in if no such deduction or withholding had been required;

(2)
the "cash benefit", in the case of a credit, allowance or set-off, will be the additional amount of Tax which would have been payable by Party B in the relevant jurisdiction referred to in (1) above but for the obtaining by Party B of the said Tax Credit and, in the case of a repayment, will be the amount of the repayment together with any related interest or similar payment obtained by Party B;

16

(3)
to use all reasonable endeavours to obtain any Tax Credit as soon as is reasonably practicable and, upon request by Party A, to supply Party A with a reasonably detailed explanation of Party B's calculation of the amount of any such Tax Credit and of the date on which the same is received; and

(4)
to ensure that any Tax Credit obtained is paid directly to Party A, and not applied in whole or part to pay any other Issuer Secured Creditor or any other party, both prior to and subsequent to any enforcement of the security constituted by the Master Issuer Deed of Charge."

12.	Security, Enforcement and Limited Recourse

12.1	Party A agrees with Party B and the Master Issuer Security Trustee to be bound by the terms of the Master Issuer Deed of Charge and, in particular, confirms that:

(a)
other than pursuant to the Credit Support Annex as contemplated in Part 5(7) or payment of any amount in respect of a cash benefit related to a Tax Credit under this Agreement, no sum shall be payable by or on behalf of Party B to it except in accordance with the provisions of the Master Issuer Deed of Charge; and

(b)
it will not take any steps for the winding up, dissolution or reorganisation, or for the appointment of a receiver, administrator, administrative receiver, trustee, liquidator, sequestrator or similar officer of Party B or of any or all of its revenues and assets nor participate in any ex parte proceedings nor seek to enforce any judgment against Party B, subject to the provisions of the Master Issuer Deed of Charge.

12.2
In relation to all sums due and payable by Party B to Party A (other than the return of collateral under the Credit Support Annex), Party A agrees that it shall have recourse only to Master Issuer Available Funds, but always subject to the order of priority of payments set out in the Master Issuer Cash Management Agreement and the Master Issuer Deed of Charge.

13.	Condition Precedent

Section 2(a)(iii) is amended by the deletion of the words "a Potential Event of Default" in respect of obligations of Party A only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

14.	Representations

Section 3(b) is amended by the deletion of the words "or Potential Event of Default" in respect of obligations of Party B only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

15.	Additional Definitions

Words and expressions defined in the Amended and Restated Master Definitions and Construction Schedule (the Master Schedule) and the Master Issuer Master Definitions and Construction Schedule (the Issuer Schedule) (together the Master Definitions Schedule) each signed for the purposes of identification on 27 March 2007 shall, except so far as the context otherwise requires, have the same meaning in this Agreement. In the event of any inconsistency between the definitions in this Agreement and in the Master Definitions Schedule, the definitions in this Agreement will prevail. In the event of any inconsistency between the Master Schedule and the Issuer Schedule, the Issuer Schedule will prevail. The rules of interpretation set out in the Master Definitions Schedule will apply to this Agreement.

17

16.	Calculations

Notwithstanding Section 6 of this Agreement, so long as Party A is (A) the Affected Party in respect of an Additional Termination Event or (B) the Defaulting Party in respect of any Event of Default, paragraphs (i) to (vi) below shall apply:

(i)	The definition of "Market Quotation" shall be deleted in its entirety and replaced with the following:

""Market Quotation" means, with respect to one or more Terminated Transactions, a Firm Offer which is (1) made by a Reference Market-maker that is an Eligible Replacement, (2) for an amount, if any, that would be paid to Party B (expressed as a negative number) or by Party B (expressed as a positive number) in consideration of an agreement between Party B and such Reference Market-maker to enter into a transaction (the "Replacement Transaction") that would have the effect of preserving for such party the economic equivalent of any payment or delivery (whether the underlying obligation was absolute or contingent and assuming the satisfaction of each applicable condition precedent) by the parties under Section 2(a)(i) in respect of such Terminated Transaction or group of Terminated Transactions that would, but for the occurrence of the relevant Early Termination Date, have been required after that date, (3) made on the basis that Unpaid Amounts in respect of the Terminated Transaction or group of Transactions are to be excluded but, without limitation, any payment or delivery that would, but for the relevant Early Termination Date, have been required (assuming satisfaction of each applicable condition precedent) after that Early Termination Date is to be included and (4) made in respect of a Replacement Transaction with terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions). The day and time as of which Firm Offers are to be obtained will be selected in good faith by Party B."

(ii)	The definition of "Settlement Amount" shall be deleted in its entirety and replaced with the following:

""Settlement Amount" means, with respect to any Early Termination Date, an amount (as determined by Party B) equal to the Termination Currency Equivalent of the amount (whether positive or negative) of any Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions that is accepted by Party B so as to become legally binding, provided that:

(1)
If, on the day falling ten Local Business Days after the day on which the Early Termination Date is designated or such later day as Party B may specify in writing to Party A (which in each case may not be later than the Early Termination Date) (such day the "Latest Settlement Amount Determination Day"), no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions has been accepted by Party B so as to become legally binding and one or more Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal the Termination Currency Equivalent of the amount (whether positive or negative) of the lowest of such Market Quotations (for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value); and

18

(2)
If, on the Latest Settlement Amount Determination Day, no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions is accepted by Party B so as to become legally binding and no Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal Party B's Loss (whether positive or negative and without reference to any Unpaid Amounts) for the relevant Terminated Transaction or group of Terminated Transactions.

(iii)
For the purpose of paragraph (4) of the definition of Market Quotation, Party B shall determine in its sole discretion, acting in a commercially reasonable manner, whether a Firm Offer is made in respect of a Replacement Transaction with commercial terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions).

(iv)
At any time on or before the Latest Settlement Amount Determination Day at which two or more Market Quotations remain capable of becoming legally binding upon acceptance, Party B shall be entitled to accept only the lowest of such Market Quotations(for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value).

(v)	If Party B requests Party A in writing to obtain Market Quotations, Party A shall use its reasonable efforts to do so before the Latest Settlement Amount Determination Day.

(vi)	If the Settlement Amount is a negative number, Section 6(e)(i)(3) of this Agreement shall be deleted in its entirety and replaced with the following:

(a)
"Second Method and Market Quotation. If Second Method and Market Quotation apply, (1) Party B shall pay to Party A an amount equal to the absolute value of the Settlement Amount in respect of the Terminated Transactions, (2) Party B shall pay to Party A the Termination Currency Equivalent of the Unpaid Amounts owing to Party A and (3) Party A shall pay to Party B the Termination Currency Equivalent of the Unpaid Amounts owing to Party B, provided that (i) the amounts payable under (2) and (3) shall be subject to Section 2(c) of this Agreement and (ii) notwithstanding any other provision of this Agreement, Section 2(c) shall not apply in respect of any amount payable by Party A under (3)."

17.	Transfers

Section 7 of this Agreement shall not apply to Party A, who shall be required to comply with, and shall be bound by, the following:

Without prejudice to Section 6(b)(ii), Party A may transfer all its interest and obligations in and under this Agreement upon providing five Local Business Days' prior written notice to the Master Issuer Security Trustee, to any other entity (a Transferee) provided that:

(a)
(i) the Transferee's short-term unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or its equivalent by any substitute rating agency) or such Transferee's obligations under this Agreement are guaranteed by an entity whose short-term, unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or if the Transferee is not rated by a Rating Agency, at such equivalent rating by another internationally recognised rating agency as is acceptable to such rating agency) and (ii) the Transferee is an Eligible Replacement;

19

(b)
as of the date of such transfer, the Transferee will not, as a result of such transfer, be required to withhold or deduct for or on account of any Tax under this Agreement (unless the Transferee is required to pay a Gross Up Amount in respect of such Tax);

(c)	a Termination Event or an Event of Default will not occur under this Agreement as a result of such transfer;

(d)	no additional amount will be payable by Party B to Party A or the Transferee on the next succeeding Scheduled Payment Date as a result of such transfer; and

(e)
(if the Transferee is domiciled in a different jurisdiction from both Party A and Party B) S&P, Moody's and Fitch have provided prior written notification that the then current ratings of the Relevant Notes will not be adversely affected.

Following such transfer all references to Party A shall be deemed to be references to the Transferee and the Transferee shall be deemed to have made each of the representations made by Party A pursuant to this Agreement.

Save as otherwise provided for in this Agreement and notwithstanding Section 7, Party A shall not be permitted to transfer (by way of security or otherwise) this Agreement or any interest or obligation in or under this Agreement without the prior written consent of the Master Issuer Security Trustee.

18.	Notice of Redemption of the Notes

The Master Issuer Security Trustee will notify Party A promptly following it giving or receiving any notice (including any Note Enforcement Notice) in connection with any redemption, purchase and cancellation of all of the Relevant Notes by the Issuer.

19.	Contracts (Rights of Third Parties) Act 1999

A person who is not a party to this Agreement will not have any right under the Contracts (Rights of Third Parties) Act 1999 to enforce any of its terms but this will not affect any right or remedy of a third party which exists or is available apart from that Act.

20.	Scope of Agreement

The provisions of this Agreement shall not apply to any transactions other than the Credit Support Annex attached hereto and the Currency Swap Transaction in respect of the Series and Class of Notes identified on the first page of this Schedule (the Relevant Notes) having a Trade Date of 19 March 2007 and entered into between Party A and Party B.

21.	Rating Agency Notifications

Notwithstanding any other provision of this Agreement, this Agreement shall not be amended, no Early Termination Date shall be effectively designated by Party B, and no transfer of any rights or obligations under this Agreement shall be made unless Moody's has been given prior written notice of such amendment, designation or transfer.

20

22.	Definitions

Eligible Guarantee means an unconditional and irrevocable guarantee that is provided by a guarantor as principal debtor rather than surety and is directly enforceable by Party B, where either (A) a reputable international law firm has given a legal opinion confirming that none of the guarantor's payments to Party B under such guarantee will be subject to withholding for Tax or (B) such guarantee provides that, in the event that any of such guarantor's payments to Party B are subject to withholding for Tax, such guarantor is required to pay such additional amount as is necessary to ensure that the net amount actually received by Party B (free and clear of any withholding tax) will equal the full amount Party B would have received had no such withholding been required.

Eligible Replacement means an entity (A) with the Second Trigger Required Ratings or (B) whose present and future obligations owing to Party B are guaranteed pursuant to an Eligible Guarantee provided by a guarantor with the Second Trigger Required Ratings.

Firm Offer means an offer which, when made, was capable of becoming legally binding upon acceptance.

21

SIGNATORIES

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC

By: Name:	By: Name:
Title:	Title:
Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By: Name:
Title:
Date:

22

EXECUTION COPY
Series 1 Class C1

SCHEDULE TO THE MASTER AGREEMENT

15 August 2007

Between

CREDIT SUISSE, LONDON BRANCH

and

HOLMES MASTER ISSUER PLC

and

THE BANK OF NEW YORK, LONDON BRANCH

Allen & Overy LLP

Series 1 Class C1

SCHEDULE TO THE MASTER AGREEMENT

dated as of 15 August 2007

BETWEEN:

(1)	CREDIT SUISSE, LONDON BRANCH (Party A);

(2)	HOLMES MASTER ISSUER PLC (Party B); and

(3)
THE BANK OF NEW YORK, LONDON BRANCH (the Master Issuer Security Trustee, which expression shall include its successors and assigns and which has agreed to become a party to this Agreement solely for the purpose of taking the benefit of or assuming the obligations under Part 5(2), Part 5(12) and Part 5(7.7) of the Schedule to this Agreement).

PART 1

TERMINATION PROVISIONS

1.	Specified Entity means in relation to Party A for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none,

and in relation to Party B for the purpose of:

Section 5(a)(v), none;

Section 5(a)(vi), none;

Section 5(a)(vii), none;

Section 5(b)(iv), none.

2.	Specified Transaction will have the meaning specified in Section 14.

3.	The Cross Default provisions of Section 5(a)(vi) will not apply to Party A and will not apply to Party B.

4.	The Credit Event Upon Merger provisions of Section 5(b)(iv) will not apply to Party A and will not apply to Party B.

5.	The Automatic Early Termination provision of Section 6(a) will not apply to Party A and will not apply to Party B.

6.	Payments on Early Termination. For the purposes of Section 6(e) and subject to Part 5(16) of this Agreement:

(a)	Market Quotation will apply.

(b)	The Second Method will apply.

7.	Termination Currency means Sterling.

8.
Additional Termination Event will apply. In addition to the Additional Termination Events set forth in Part 5(7.8) of this Agreement, the following will each constitute an Additional Termination Event:

(a)
the Additional Tax Representation (as defined in Part 5(6) of this Agreement) proves to have been incorrect or misleading in any material respect when made or repeated or deemed to have been made or repeated. For the purpose of the foregoing Additional Termination Event, Party A shall be the sole Affected Party and all Transactions shall be Affected Transactions.

(b)
The Relevant Notes are redeemed in full in accordance with the provisions of Condition 5.5 (Optional Redemption for Tax and other Reasons) of the Terms and Conditions. In relation to the foregoing Additional Termination Event, for the purposes of Section 6(b)(iv) both parties shall be Affected Parties and all Transactions shall be Affected Transactions and for the purposes of Section 6(e) Party B shall be the sole Affected Party.

PART 2

TAX REPRESENTATIONS

1.	Payer Representations

For the purpose of Section 3(e) of this Agreement, Party A and Party B each make the following representation:

It is not required by any applicable law, as modified by the practice of any relevant governmental revenue authority, of any Relevant Jurisdiction to make any deduction or withholding for or on account of any Tax from any payment (other than interest under Section 2(e), 6(d)(ii) or 6(e) of this Agreement) to be made by it to the other party under this Agreement. In making this representation, it may rely on (i) the accuracy of any representations made by the other party pursuant to Section 3(f) of this Agreement or the Additional Tax Representation, (ii) the satisfaction of the agreement contained in Section 4(a)(i) or 4(a)(iii) of this Agreement and the accuracy and effectiveness of any document provided by the other party pursuant to Section 4(a)(i) or 4(a)(iii) of this Agreement and (iii) the satisfaction of the agreement of the other party contained in Section 4(d) of this Agreement, provided that it will not be a breach of this representation where reliance is placed on clause (ii) and the other party does not deliver a form or document under Section 4(a)(iii) by reason of material prejudice to its legal or commercial position.

2.	Payee Representations

For the purposes of Section 3(f) of this Agreement, Party A and Party B make no representations.

PART 3

AGREEMENT TO DELIVER DOCUMENTS

For the purpose of Sections 4(a)(i) and (ii) of this Agreement, each party agrees to deliver the following documents, as applicable:

(a)	Tax forms, documents or certificates to be delivered are: None.

(b)	Other documents to be delivered are:

Party required to deliver Document	Form/Document/ Certificate	Date by which to be delivered	Covered by Section 3(d) Representation

Party A and Party B	Appropriate evidence of its signatory's authority	On signing of this Agreement	Yes

Party B	Certified copy of board resolution and constitutional documents	On signing of this Agreement	Yes

Party A	Legal opinion in form and substance satisfactory to Party B	On signing of this Agreement	No

Party B	Legal opinion in form and substance satisfactory to Party A	On signing of this Agreement	No

PART 4

MISCELLANEOUS

1.	Addresses for Notices

For the purpose of Section 12(a) of this Agreement:

Address for notices or communications to Party A:

Address:	Credit Suisse, London Branch
One Cabot Square
London E14 4QJ
England

Attention:	Head of OTC Operations - Operations Department

Facsimile No.:	+44 20 7888 9503

Address for notices or communications to Party B:

Address:	c/o Abbey National plc
Abbey National House
2 Triton Square
Regent's Place
London NW1 3AN

Attention:	Company Secretary

Facsimile No.:	+44 (0) 20 7756 5627

Copy:	c/o Abbey National plc
Abbey House (AAM129)
201 Grafton Gate East
Milton Keynes MK9 1AN

Attention:	Securitisation Team, Retail Credit Risk

Facsimile No.:	+44 (0) 1908 343 019

With a copy to the Master Issuer Security Trustee:

Address:	40th Floor, One Canada Square
London E14 5AL

Attention:	Global Structured Finance - Corporate Trustee

Facsimile No.:	+44(0) 20 7964 6061/6399

2.	Process Agent

For the purpose of Section 13(c) of this Agreement:

Party A appoints as its Process Agent: None.

Party B appoints as its Process Agent: None.

3.	Offices

The provisions of Section 10(a) will apply to this Agreement.

4.	Multibranch Party

For the purpose of Section 10(c) of this Agreement:

Party A is a Multibranch Party and will act through the following Offices: London.

Party B is not a Multibranch Party.

5.	Calculation Agent

The Calculation Agent is Party A.

6.	Credit Support Document

Details of any Credit Support Document:

In respect of Party A, the Credit Support Annex dated the date hereof between Party A and Party B and any Eligible Guarantee.

In respect of Party B, none.

7.	Credit Support Provider

Credit Support Provider means in relation to Party A, the guarantor under any Eligible Guarantee.

Credit Support Provider means in relation to Party B, none.

8.	Governing Law

This Agreement will be governed by and construed in accordance with the laws of England and Wales.

9.	Netting of Payments

Subparagraph (ii) of Section 2(c) of this Agreement will apply to Transactions entered into under this Agreement.

10.	Affiliate will have the meaning specified in Section 14 of this Agreement save for the purpose of section 3(c) Absence of Litigation, Party A shall be deemed to have no Affiliates.

PART 5

OTHER PROVISIONS

1.	No Set-off

1.1	All payments under this Agreement will be made without set-off or counterclaim, except as expressly provided for in Section 6 or this Schedule.

1.2	Section 6(e) is amended by the deletion of the following sentence:

"The amount, if any, payable in respect of an Early Termination Date and determined pursuant to this Section will be subject to any Set-off."

2.	Security Interest

Notwithstanding Section 7, Party A hereby agrees and consents to the assignment by way of security by Party B of its interests under this Agreement (without prejudice to, and after giving effect to, any contractual netting provision contained in this Agreement) to the Master Issuer Security Trustee (or any successor thereto or permitted transferee) pursuant to and in accordance with the Master Issuer Deed of Charge and acknowledges notice of such assignment. Each of the parties hereby confirms and agrees that the Master Issuer Security Trustee shall not be liable for any of the obligations of Party B hereunder.

3.	Disapplication of certain Events of Default

Section 5(a)(v) will not apply in respect of Party A.

Sections 5(a)(ii), 5(a)(iii), 5(a)(iv), 5(a)(v), 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6), (7) and (9), and 5(a)(viii) will not apply in respect of Party B.

Section 5(a)(vii)(8) will not apply to Party B to the extent that it relates to Sections 5(a)(vii)(2), (4) (to the extent that it relates to actions taken by Party A or its Affiliates), (6) and (7).

4.	Additional conditions to application of certain Termination Events

The Agreement is amended by deleting Section 6(b)(ii) in its entirety and replacing it with the following:

"(ii) Transfer or Restructuring to Avoid Termination Event. If either an Illegality under Section 5(b)(i)(l) or a Tax Event occurs and there is only one Affected Party, or if a Tax Event Upon Merger occurs and the Burdened Party is the Affected Party, the Affected Party will, as a condition to its right to designate an Early Termination Date under Section 6(b)(iv), within 20 days after it gives notice under Section 6(b)(i), (A) transfer all its rights and obligations under this Agreement in respect of the Affected Transactions to another of its Offices or Affiliates so that such Termination Event ceases to exist, provided that, in case of an Illegality, the Affected Party will only be required to use all reasonable efforts (which will not require such party to incur a loss, excluding immaterial, incidental expenses) to cause such a transfer or (B) (in relation to a Tax Event or a Tax Event Upon Merger only) replace the Affected Transaction(s) with one or more transactions which will put the other party economically in the same position had the Tax Event or the Tax Event Upon Merger, as applicable, not occurred and so that such Termination Event ceases to exist.

If the Affected Party is not able to cause such a transfer or restructuring it will give notice to the other party to that effect within such 20 day period, whereupon the other party may effect such a transfer or cause such a restructuring within 30 days after the notice is given under Section 6(b)(i).

Any transfer by a party under clause (A) of this Section 6(b)(ii) will be subject to and conditional upon the prior written consent of the other party, which consent shall not be withheld if such other party's policies in effect at such time would permit it to enter into transactions with the transferee on the terms proposed. Any restructuring by a party under clause (B) of this Section 6(b)(ii) will be subject to and conditional upon the confirmation from the Rating Agencies that the restructuring will not adversely affect the then current rating of the Relevant Notes and the prior written consent of the other party, which consent shall not be unreasonably withheld."

5.	Additional Event of Default

The following will constitute an additional Event of Default with respect to Party B:

"The Note Trustee serves a Note Enforcement Notice in relation to the Relevant Notes pursuant to Condition 9 of the Terms and Conditions on Party B (in which case Party B shall be the Defaulting Party)."

6.	Additional Tax Representation

6.1	Party A makes the following representation (the Additional Tax Representation), which representation shall be deemed to be repeated at all times until the end of each Transaction:

(a)	it is resident in the United Kingdom for United Kingdom tax purposes; or

(b)
it is party to each Transaction solely for the purposes of a trade (or part of a trade) carried on by it in the United Kingdom through a permanent establishment and otherwise than as agent or nominee of another person (as those expressions are construed for the purposes of paragraph 31(6)(a) and (b) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time); or

(c)
it is resident in a jurisdiction that has a double taxation convention or treaty with the United Kingdom which has effect by virtue of section 788 of the Income and Corporation Taxes Act 1988 and under which provision, whether for relief or otherwise, in relation to interest (as defined in the relevant treaty or convention) is made and it is party to each Transaction otherwise than as agent or nominee for another person (as those expressions are construed for the purposes of paragraphs 31(7) and (8) of Schedule 26 to the Finance Act 2002, as amended or re-enacted from time to time).

6.2	Section 5(a)(iv) is amended with respect to Party A only by the insertion of the following after the words "Section 3(e) or (f)":

"or Part 5(6) of the Schedule".

7.	Rating Events

7.1	Initial S&P Rating Event

In the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A-1+" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. (S&P) (an Initial S&P Rating Event), then Party A will, within 30 calendar days of the occurrence of such Initial S&P Rating Event, on a reasonable efforts basis and at its own cost attempt either to:

(a)	both:

(i)	provide collateral under the provisions of the Credit Support Annex; and

(ii)
provide to Party B and S&P legal opinions satisfactory to S&P in relation to the posting of collateral pursuant to the Credit Support Annex if required to do so by S&P at the time of such posting and obtain a monthly verification of Party B's exposure by two independent third parties that would be eligible and willing to be transferees of Party A's benefits and obligations under this Agreement (the Independent Valuations) in the event that the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "A-2" or the long term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A ceases to be rated at least as high as "BBB+" by S&P. Such Independent Valuations will take place on the following basis: (A) without limiting Party A's obligation to obtain Independent Valuations valuations may only be obtained from the same entity or person up to four times in any 12 month period; (B) for the purposes of collateral posting in accordance with the Credit Support Annex, Party B's exposure shall be deemed to be equal to the highest of the two Independent Valuations and shall be calculated in accordance with the Credit Support Annex; and (C) Party A shall provide S&P with the two Independent Valuations and its calculations pursuant to the Credit Support Annex for the day on which the Independent Valuations are obtained;

(b)
subject to Part 5 (17) below, transfer all of its rights and obligations with respect of this Agreement to a replacement third party approved by the Master Issuer Security Trustee provided that either (1) such transfer would maintain the ratings of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been but for such Initial S&P Rating Event) or (2) such replacement third party is agreed between Party A and S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(c)
obtain a co-obligation or guarantee in respect of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if S&P confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by S&P at, or restore the rating of the Relevant Notes by S&P to, the level it would have been at immediately prior to such Initial S&P Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(d)	take such other action as Party A may agree with S&P, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.1(b), 7.1(c) or 7.1(d) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Initial S&P Rating Event.

7.2	Subsequent S&P Rating Event

In the event that the rating of the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" by S&P (such event, a Subsequent S&P Rating Event), then Party A will within ten calendar days of the occurrence of such Subsequent S&P Rating Event:

(a)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraph 7.1(b) or 7.1(c) above immediately upon the occurrence of such Subsequent S&P Rating Event or take such other action as Party A may agree with S&P; and

(b)
if, at the time such Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above following an Initial S&P Rating Event, continue to post collateral notwithstanding the occurrence of such Subsequent S&P Rating Event until such time as the action set out in subparagraph 7.2(a) above has been taken.

If the action set out in subparagraph 7.2(a) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.1(a) above will be transferred by Party B to Party A and Party A will not be required to transfer any additional collateral in respect of such Subsequent S&P Rating Event.

7.3	Moody's Definitions

“Moody’s Short-term Rating” means a rating assigned by Moody’s under its short-term rating scale in respect of an entity’s short-term, unsecured and unsubordinated debt obligations.

“Relevant Entities” means Party A and any guarantor under an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

An entity shall have the “First Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-1” and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A2” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A1” or above by Moody’s.

the “Second Rating Trigger Requirements” shall apply so long as no Relevant Entity has the Second Trigger Required Ratings.

An entity shall have the “Second Trigger Required Ratings” (A) where such entity is the subject of a Moody’s Short-term Rating, if such rating is “Prime-2” or above and its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s and (B) where such entity is not the subject of a Moody’s Short-term Rating, if its long-term, unsecured and unsubordinated debt or counterparty obligations are rated “A3” or above by Moody’s.

7.4	Subsequent Moody's Rating Event

So long as the Second Rating Trigger Requirements apply, Party A will at its own cost use commercially reasonable efforts to, as soon as reasonably practicable, procure either (A) an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement to be provided by a guarantor with the First Trigger Required Ratings and/or the Second Trigger Required Ratings or (B) a transfer in accordance with Part 5(17) below.

7.5	Fitch Rating Event

In the event that:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "A+" (or its equivalent) by Fitch Ratings Ltd (Fitch); or

(b)
the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F1" (or its equivalent) by Fitch, and as a result of such cessation, the then current rating of the Relevant Notes is downgraded by Fitch or placed under credit watch for possible downgrade by Fitch (a Fitch Rating Event) then Party A will, on a reasonable efforts basis within thirty days of the occurrence of such Fitch Rating Event, at its own cost, either:

(i)	provide collateral under the Credit Support Annex;

(ii)
transfer all of its rights and obligations with respect to this Agreement to a replacement third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such transfer would maintain the ratings of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax;

(iii)
obtain a co-obligation or guarantee of its rights and obligations with respect to this Agreement from a third party satisfactory to the Master Issuer Security Trustee (whose consent shall be given if Fitch confirms that such co-obligation or guarantee would maintain the rating of the Relevant Notes by Fitch at, or restore the rating of the Relevant Notes by Fitch to, the level at which it was immediately prior to such Fitch Rating Event), provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax; or

(iv)
take such other action as Party A may agree with Fitch as will result in the rating of the Relevant Notes by Fitch following the taking of such action being maintained at, or restored to, the level at which it was immediately prior to such Fitch Rating Event, provided that, in all cases, such action does not result in any requirement for deduction or withholding for or on account of any Tax.

If any of subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above are satisfied at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Fitch Rating Event.

7.6	First Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB+" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F2" (or its equivalent) by Fitch

(each a First Subsequent Fitch Rating Event),

Party A will at its own cost and expense use its best endeavours to:

(i)
provide collateral under the Credit Support Annex within 10 days of such First Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)); or

(ii)	take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such First Subsequent Fitch Rating Event.

If any of the actions set out in subparagraph 7.6(ii) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such First Subsequent Fitch Rating Event.

7.7	Second Subsequent Fitch Rating Event

If:

(a)
the long-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "BBB-" (or its equivalent) by Fitch; or

(b)
the rating of the short-term, unsecured and unsubordinated debt obligations of Party A (or its successor or permitted transferee) or any Credit Support Provider from time to time in respect of Party A cease to be rated at least as high as "F3" (or its equivalent) by Fitch

(each a Second Subsequent Fitch Rating Event and together with the First Subsequent Fitch Rating Events the Subsequent Fitch Rating Events and each a Subsequent Fitch Rating Event),

Party A will:

(i)
at its own cost and expense, use its best endeavours to take any of the actions set out in subparagraphs 7.5(ii), 7.5(iii) or 7.5(iv) above within 30 days of the occurrence of such Subsequent Fitch Rating Event; and

(ii)
if, at the time such Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) above or 7.6(i) above following a Fitch Rating Event or a First Subsequent Fitch Rating Event, as the case may be, continue to post collateral notwithstanding the occurrence of such Second Subsequent Fitch Rating Event (provided that the mark-to-market calculations and the correct and timely posting of collateral thereunder are verified by an independent third party (with the costs of such independent verification being borne by Party A)) until such time as the action set out in subparagraph 7.7(i) above has been taken.

If any of the actions set out in subparagraph 7.7(i) above is taken at any time, all collateral (or the equivalent thereof, as appropriate) transferred by Party A pursuant to subparagraph 7.5(i), subparagraph 7.6(i) or subparagraph 7.7(i) above will be transferred to Party A and Party A will not be required to transfer any additional collateral in respect of such Second Subsequent Fitch Rating Event.

7.8	Implications of Rating Events

(a)
If Party A does not take any of the measures described in subparagraph 7.1 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(b)
If, at the time a Subsequent S&P Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.1(a) above and fails to continue to post collateral pending compliance with subparagraph 7.2(a) above, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Subsequent S&P Rating Event and the thirtieth day following the Initial S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.2(b) above, and notwithstanding Section 5(a)(ii), Party A does not take the measure described in subparagraph 7.2(a) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Subsequent S&P Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(c)
Any failure by Party A to comply with or perform any obligation to be complied with or performed by Party A under the Credit Support Annex in accordance with the Moody’s provisions shall not be an Event of Default unless (A) the Second Rating Trigger Requirements apply and at least 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) such failure is not remedied on or before the third Local Business Day after notice of such failure is given to Party A.

(d)	Each of the following shall constitute an Additional Termination Event with Party A as Affected Party:

First Rating Trigger Collateral. Party A has failed to comply with or perform any obligation to be complied with or performed by Party A in accordance with the Credit Support Annex and either (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply.

Second Rating Trigger Replacement. (A) The Second Rating Trigger Requirements apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and (B) (i) at least one Eligible Replacement has made a Firm Offer (which remains capable of becoming legally binding upon acceptance) to be the transferee of a transfer to be made in accordance with Part 5(17) below and/or (ii) at least one entity with the Second Trigger Required Ratings has made a Firm Offer (which remains capable of becoming legally binding upon acceptance by the offeree) to provide an Eligible Guarantee in respect of all of Party A’s present and future obligations under this Agreement.

(e)
If Party A does not take any of the measures described in subparagraph 7.5 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(f)
If Party A does not take any of the measures described in subparagraph 7.6 above (and regardless of whether reasonable efforts have been used to implement any of those measures) such failure shall not be or give rise to an Event of Default but shall constitute an Additional Termination Event with respect to Party A which shall be deemed to have occurred on the thirtieth day following the First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

(g)
If, at the time a Second Subsequent Fitch Rating Event occurs, Party A has provided collateral under the Credit Support Annex pursuant to subparagraph 7.5(i) or subparagraph 7.6(i) and fails to continue to post collateral pending compliance with subparagraph 7.7(i) above, or fails promptly to appoint an independent verification agent, such failure will not be or give rise to an Event of Default but will constitute an Additional Termination Event with respect to Party A and will be deemed to have occurred on the later of the tenth day following such Second Subsequent Fitch Rating Event and the thirtieth day following any prior Fitch Rating Event or First Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions. Further, an Additional Termination Event with respect to Party A shall be deemed to have occurred if, even if Party A continues to post collateral as required by subparagraph 7.7(ii) above, and notwithstanding Section 5(a)(ii), Party A does not take the measures described in subparagraph 7.7(i) above (and regardless of whether best endeavours have been used to implement any of those measures). Such Additional Termination Event will be deemed to have occurred on the thirtieth day following the Second Subsequent Fitch Rating Event with Party A as the sole Affected Party and all Transactions as Affected Transactions.

Each of Party B and the Master Issuer Security Trustee shall use their reasonable endeavours to co-operate with Party A in putting in place such credit support documentation, including (without limitation) agreeing to such arrangements in such documentation as may satisfy S&P, Moody's and/or Fitch, as applicable, with respect to the operation and management of the collateral and entering into such documents as may reasonably be requested by Party A in connection with the provision of such collateral or in connection with any of the other measures which Party A may take under this Part 5(7) following the rating events described herein.

8.	Additional Representations

Section 3 is amended by the addition at the end thereof of the following additional representations:

"(g)	No Agency

It is entering into this Agreement and each Transaction as principal and not as agent of any person or entity."

9.	Recording of Conversations

Each party to this Agreement acknowledges and agrees to the tape recording of conversations between the parties to this Agreement.

10.	Relationship between the Parties

The Agreement is amended by the insertion after Section 14 of an additional Section 15, reading in its entirety as follows:

"15.	Relationship between the Parties

Each party will be deemed to represent to the other party on the date on which it enters into a Transaction that (absent a written agreement between the parties that expressly imposes affirmative obligations to the contrary for that Transaction):

(a)	Non Reliance

It is acting for its own account, and it has made its own independent decisions to enter into that Transaction and as to whether that Transaction is appropriate or proper for it based upon its own judgment and upon advice from such advisers as it has deemed necessary. It is not relying on any communication (written or oral) of the other party as investment advice or as a recommendation to enter into that Transaction; it being understood that information and explanations related to the terms and conditions of a Transaction shall not be considered investment advice or a recommendation to enter into that Transaction. It has not received from the other party any assurance or guarantee as to the expected results of that Transaction.

(b)	Assessment and Understanding

It is capable of assessing the merits of and understanding (on its own behalf or through independent professional advice), and understands and accepts, the terms, conditions and risks of that Transaction. It is also capable of assuming, and assumes, the financial and other risks of that Transaction.

(c)	Status of Parties

The other party is not acting as a fiduciary or an adviser for it in respect of that Transaction."

11.	Tax

The Agreement is amended by deleting Section 2(d) in its entirety and replacing it with the following:

"(d)	Deduction or Withholding for Tax

(i)	Requirement to Withhold

All payments under this Agreement will be made without any deduction or withholding for or on account of any Tax unless such deduction or withholding is required (including, for the avoidance of doubt, if such deduction or withholding is required in order for the payer to obtain relief from Tax) by any applicable law, as modified by the practice of any relevant governmental revenue authority, then in effect. If a party (X) is so required to deduct or withhold, then that party (the Deducting Party):

(1)	will promptly notify the other party (Y) of such requirement;

(2)
will pay to the relevant authorities the full amount required to be deducted or withheld (including the full amount required to be deducted or withheld from any Gross Up Amount (as defined below) paid by the Deducting Party to Y under this Section 2(d)) promptly upon the earlier of determining that such deduction or withholding is required or receiving notice that such amount has been assessed against Y;

(3)	will promptly forward to Y an official receipt (or a certified copy), or other documentation reasonably acceptable to Y, evidencing such payment to such authorities; and

(4)
if X is Party A, will promptly pay in addition to the payment to which Party B is otherwise entitled under this Agreement, such additional amount (the Gross Up Amount) as is necessary to ensure that the net amount actually received by Party B will equal the full amount which Party B would have received had no such deduction or withholding been required.

(ii)	Liability

If:

(1)
X is required by any applicable law, as modified by the practice of any relevant governmental revenue authority, to make any deduction or withholding for or on account of any Tax in respect of payments under this Agreement;

(2)	X does not so deduct or withhold; and

(3)	a liability resulting from such Tax is assessed directly against X,

then, except to the extent that Y has satisfied or then satisfies the liability resulting from such Tax, (A) where X is Party B, Party A will promptly pay to Party B the amount of such liability (the Liability Amount) (including any related liability for interest and together with an amount equal to the Tax payable by Party B on receipt of such amount but only including any related liability for penalties if Party A has failed to comply with or perform any agreement contained in Section 4(a)(i), 4(a)(iii) or 4(d)) and Party B will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties) and (B) where X is Party A and Party A would have been required to pay a Gross Up Amount to Party B, Party A will promptly pay to the relevant government revenue authority the amount of such liability (including any related liability for interest and penalties).

(iii)	Tax Credit etc.

Where Party A pays an amount in accordance with Section 2(d)(i)(4), Party B undertakes as follows:

(1)
to the extent that Party B obtains any credit, allowance, set-off or repayment in respect of Tax from the tax authorities of any jurisdiction relating to any deduction or withholding giving rise to such payment (a Tax Credit), it shall pay to Party A, as soon as practical after receipt of the same, so much of the cash benefit (as calculated below) relating thereto which it has received as will leave Party B in substantially the same (but in any event no worse) position as Party B would have been in if no such deduction or withholding had been required;

(2)
the "cash benefit", in the case of a credit, allowance or set-off, will be the additional amount of Tax which would have been payable by Party B in the relevant jurisdiction referred to in (1) above but for the obtaining by Party B of the said Tax Credit and, in the case of a repayment, will be the amount of the repayment together with any related interest or similar payment obtained by Party B;

(3)
to use all reasonable endeavours to obtain any Tax Credit as soon as is reasonably practicable and, upon request by Party A, to supply Party A with a reasonably detailed explanation of Party B's calculation of the amount of any such Tax Credit and of the date on which the same is received; and

(4)
to ensure that any Tax Credit obtained is paid directly to Party A, and not applied in whole or part to pay any other Issuer Secured Creditor or any other party, both prior to and subsequent to any enforcement of the security constituted by the Master Issuer Deed of Charge."

12.	Security, Enforcement and Limited Recourse

12.1	Party A agrees with Party B and the Master Issuer Security Trustee to be bound by the terms of the Master Issuer Deed of Charge and, in particular, confirms that:

(a)
other than pursuant to the Credit Support Annex as contemplated in Part 5(7) or payment of any amount in respect of a cash benefit related to a Tax Credit under this Agreement, no sum shall be payable by or on behalf of Party B to it except in accordance with the provisions of the Master Issuer Deed of Charge; and

(b)
it will not take any steps for the winding up, dissolution or reorganisation, or for the appointment of a receiver, administrator, administrative receiver, trustee, liquidator, sequestrator or similar officer of Party B or of any or all of its revenues and assets nor participate in any ex parte proceedings nor seek to enforce any judgment against Party B, subject to the provisions of the Master Issuer Deed of Charge.

12.2
In relation to all sums due and payable by Party B to Party A (other than the return of collateral under the Credit Support Annex), Party A agrees that it shall have recourse only to Master Issuer Available Funds, but always subject to the order of priority of payments set out in the Master Issuer Cash Management Agreement and the Master Issuer Deed of Charge.

13.	Condition Precedent

Section 2(a)(iii) is amended by the deletion of the words "a Potential Event of Default" in respect of obligations of Party A only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

14.	Representations

Section 3(b) is amended by the deletion of the words "or Potential Event of Default" in respect of obligations of Party B only insofar as such Potential Event of Default relates to the potential service by the Master Issuer Security Trustee on Party B of a Note Enforcement Notice pursuant to Condition 9 of the Terms and Conditions. For the avoidance of doubt, such amendment shall not apply in any other circumstances in respect of either party to this Agreement.

15.	Additional Definitions

Words and expressions defined in the Amended and Restated Master Definitions and Construction Schedule (the Master Schedule) and the Master Issuer Master Definitions and Construction Schedule (the Issuer Schedule) (together the Master Definitions Schedule) each signed for the purposes of identification on 27 March 2007 shall, except so far as the context otherwise requires, have the same meaning in this Agreement. In the event of any inconsistency between the definitions in this Agreement and in the Master Definitions Schedule, the definitions in this Agreement will prevail. In the event of any inconsistency between the Master Schedule and the Issuer Schedule, the Issuer Schedule will prevail. The rules of interpretation set out in the Master Definitions Schedule will apply to this Agreement.

16.	Calculations

Notwithstanding Section 6 of this Agreement, so long as Party A is (A) the Affected Party in respect of an Additional Termination Event or (B) the Defaulting Party in respect of any Event of Default, paragraphs (i) to (vi) below shall apply:

(i)	The definition of "Market Quotation" shall be deleted in its entirety and replaced with the following:

""Market Quotation" means, with respect to one or more Terminated Transactions, a Firm Offer which is (1) made by a Reference Market-maker that is an Eligible Replacement, (2) for an amount, if any, that would be paid to Party B (expressed as a negative number) or by Party B (expressed as a positive number) in consideration of an agreement between Party B and such Reference Market-maker to enter into a transaction (the "Replacement Transaction") that would have the effect of preserving for such party the economic equivalent of any payment or delivery (whether the underlying obligation was absolute or contingent and assuming the satisfaction of each applicable condition precedent) by the parties under Section 2(a)(i) in respect of such Terminated Transaction or group of Terminated Transactions that would, but for the occurrence of the relevant Early Termination Date, have been required after that date, (3) made on the basis that Unpaid Amounts in respect of the Terminated Transaction or group of Transactions are to be excluded but, without limitation, any payment or delivery that would, but for the relevant Early Termination Date, have been required (assuming satisfaction of each applicable condition precedent) after that Early Termination Date is to be included and (4) made in respect of a Replacement Transaction with terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions). The day and time as of which Firm Offers are to be obtained will be selected in good faith by Party B."

(ii)	The definition of "Settlement Amount" shall be deleted in its entirety and replaced with the following:

""Settlement Amount" means, with respect to any Early Termination Date, an amount (as determined by Party B) equal to the Termination Currency Equivalent of the amount (whether positive or negative) of any Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions that is accepted by Party B so as to become legally binding, provided that:

(1)
If, on the day falling ten Local Business Days after the day on which the Early Termination Date is designated or such later day as Party B may specify in writing to Party A (which in each case may not be later than the Early Termination Date) (such day the "Latest Settlement Amount Determination Day"), no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions has been accepted by Party B so as to become legally binding and one or more Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal the Termination Currency Equivalent of the amount (whether positive or negative) of the lowest of such Market Quotations (for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value); and

(2)
If, on the Latest Settlement Amount Determination Day, no Market Quotation for the relevant Terminated Transaction or group of Terminated Transactions is accepted by Party B so as to become legally binding and no Market Quotations have been made and remain capable of becoming legally binding upon acceptance, the Settlement Amount shall equal Party B's Loss (whether positive or negative and without reference to any Unpaid Amounts) for the relevant Terminated Transaction or group of Terminated Transactions.

(iii)
For the purpose of paragraph (4) of the definition of Market Quotation, Party B shall determine in its sole discretion, acting in a commercially reasonable manner, whether a Firm Offer is made in respect of a Replacement Transaction with commercial terms substantially the same as those of this Agreement (save for the exclusion of provisions relating to Transactions that are not Terminated Transactions).

(iv)
At any time on or before the Latest Settlement Amount Determination Day at which two or more Market Quotations remain capable of becoming legally binding upon acceptance, Party B shall be entitled to accept only the lowest of such Market Quotations(for the avoidance of doubt, the lowest of such Market Quotations shall be the lowest Market Quotation of such Market Quotations expressed as a positive number or, if any of such Market Quotations is expressed as a negative number, the Market Quotation expressed as a negative number with the largest absolute value).

(v)	If Party B requests Party A in writing to obtain Market Quotations, Party A shall use its reasonable efforts to do so before the Latest Settlement Amount Determination Day.

(vi)	If the Settlement Amount is a negative number, Section 6(e)(i)(3) of this Agreement shall be deleted in its entirety and replaced with the following:

(a)
"Second Method and Market Quotation. If Second Method and Market Quotation apply, (1) Party B shall pay to Party A an amount equal to the absolute value of the Settlement Amount in respect of the Terminated Transactions, (2) Party B shall pay to Party A the Termination Currency Equivalent of the Unpaid Amounts owing to Party A and (3) Party A shall pay to Party B the Termination Currency Equivalent of the Unpaid Amounts owing to Party B, provided that (i) the amounts payable under (2) and (3) shall be subject to Section 2(c) of this Agreement and (ii) notwithstanding any other provision of this Agreement, Section 2(c) shall not apply in respect of any amount payable by Party A under (3)."

17.	Transfers

Section 7 of this Agreement shall not apply to Party A, who shall be required to comply with, and shall be bound by, the following:

Without prejudice to Section 6(b)(ii), Party A may transfer all its interest and obligations in and under this Agreement upon providing five Local Business Days' prior written notice to the Master Issuer Security Trustee, to any other entity (a Transferee) provided that:

(a)
(i) the Transferee's short-term unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or its equivalent by any substitute rating agency) or such Transferee's obligations under this Agreement are guaranteed by an entity whose short-term, unsecured and unsubordinated debt obligations are then rated not less than "A-1" by S&P and "F1" by Fitch (or if the Transferee is not rated by a Rating Agency, at such equivalent rating by another internationally recognised rating agency as is acceptable to such rating agency) and (ii) the Transferee is an Eligible Replacement;

(b)
as of the date of such transfer, the Transferee will not, as a result of such transfer, be required to withhold or deduct for or on account of any Tax under this Agreement (unless the Transferee is required to pay a Gross Up Amount in respect of such Tax);

(c)	a Termination Event or an Event of Default will not occur under this Agreement as a result of such transfer;

(d)	no additional amount will be payable by Party B to Party A or the Transferee on the next succeeding Scheduled Payment Date as a result of such transfer; and

(e)
(if the Transferee is domiciled in a different jurisdiction from both Party A and Party B) S&P, Moody's and Fitch have provided prior written notification that the then current ratings of the Relevant Notes will not be adversely affected.

Following such transfer all references to Party A shall be deemed to be references to the Transferee and the Transferee shall be deemed to have made each of the representations made by Party A pursuant to this Agreement.

Save as otherwise provided for in this Agreement and notwithstanding Section 7, Party A shall not be permitted to transfer (by way of security or otherwise) this Agreement or any interest or obligation in or under this Agreement without the prior written consent of the Master Issuer Security Trustee.

18.	Notice of Redemption of the Notes

The Master Issuer Security Trustee will notify Party A promptly following it giving or receiving any notice (including any Note Enforcement Notice) in connection with any redemption, purchase and cancellation of all of the Relevant Notes by the Issuer.

19.	Contracts (Rights of Third Parties) Act 1999

A person who is not a party to this Agreement will not have any right under the Contracts (Rights of Third Parties) Act 1999 to enforce any of its terms but this will not affect any right or remedy of a third party which exists or is available apart from that Act.

20.	Scope of Agreement

The provisions of this Agreement shall not apply to any transactions other than the Credit Support Annex attached hereto and the Currency Swap Transaction in respect of the Series and Class of Notes identified on the first page of this Schedule (the Relevant Notes) having a Trade Date of 19 March 2007 and entered into between Party A and Party B.

21.	Rating Agency Notifications

Notwithstanding any other provision of this Agreement, this Agreement shall not be amended, no Early Termination Date shall be effectively designated by Party B, and no transfer of any rights or obligations under this Agreement shall be made unless Moody's has been given prior written notice of such amendment, designation or transfer.

22.	Definitions

Eligible Guarantee means an unconditional and irrevocable guarantee that is provided by a guarantor as principal debtor rather than surety and is directly enforceable by Party B, where either (A) a reputable international law firm has given a legal opinion confirming that none of the guarantor's payments to Party B under such guarantee will be subject to withholding for Tax or (B) such guarantee provides that, in the event that any of such guarantor's payments to Party B are subject to withholding for Tax, such guarantor is required to pay such additional amount as is necessary to ensure that the net amount actually received by Party B (free and clear of any withholding tax) will equal the full amount Party B would have received had no such withholding been required.

Eligible Replacement means an entity (A) with the Second Trigger Required Ratings or (B) whose present and future obligations owing to Party B are guaranteed pursuant to an Eligible Guarantee provided by a guarantor with the Second Trigger Required Ratings.

Firm Offer means an offer which, when made, was capable of becoming legally binding upon acceptance.

SIGNATORIES

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC

By:	By:
Name:	Name:
Title:	Title:
Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Name:
Title:
Date:

CREDIT SUPPORT ANNEX

Elections and Variables dated as of 15 August 2007
Between
CREDIT SUISSE, LONDON BRANCH
("Party A")
and
HOLMES MASTER ISSUER PLC
("Party B")
and
THE BANK OF NEW YORK, LONDON BRANCH
(the "Master Issuer Security Trustee")

Paragraph 11. Elections and Variables

(a)	Base Currency and Eligible Currency.

(i)	"Base Currency" means GBP.

(ii)	"Eligible Currency" means the Base Currency and U.S. Dollars.

It is agreed by the parties that where the Credit Support Amount is transferred in a currency other than the Base Currency, the Valuation Percentage specified in Paragraph 11(b)(ii) in relation to S&P and Fitch shall be reduced by a percentage agreed by the parties and approved by the relevant Rating Agency ("Additional Valuation Percentage").

(b)	Credit Support Obligations.

(i)	Delivery Amount, Return Amount and Credit Support Amount.

(A)
"Delivery Amount" has the meaning specified in Paragraph 2(a), as amended (I) by deleting the words "upon a demand made by the Transferee on or promptly following a Valuation Date" and inserting in lieu thereof the words "not later than the close of business on each Valuation Date" and (II) by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Delivery Amount" applicable to the Transferor for any Valuation Date will equal the greatest of:

(1)
the amount by which (a) the Credit Support Amount (determined according to the Fitch Criteria) exceeds (b) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date);

(2)
the amount by which (a) the Credit Support Amount (determined according to the Moody’s Criteria) exceeds (b) the Value (determined using the applicable Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date); and

1

(3)
the amount by which (a) the Credit Support Amount (determined according to the S&P Criteria) exceeds (b) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date).”

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(a) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the greatest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(A).

Provided further that if , in respect of any Valuation Date, the Delivery Amount is greater than zero, the Transferor will transfer to the Transferee sufficient Eligible Credit Support to ensure that, immediately following such transfer, none of the amounts calculated under (1), (2) and (3) of this Paragraph 11(b)(i)(A) shall be greater than zero.

(B)
"Return Amount" has the meaning as specified in Paragraph 2(b) as amended by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Return Amount" applicable to the Transferee for any Valuation Date will equal the least of:

(1)
the amount by which (a) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Fitch Criteria),

(2)
the amount by which (a) the Value (determined using the Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Moody’s Criteria); and

(3)
the amount by which (a) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the S&P Criteria).”

2

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(b) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the lowest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(B).

Provided further that in no event shall the Transferee be required to transfer any Equivalent Credit Support under Paragraph 2(b) if, immediately following such transfer, any of the amounts calculated under (1), (2) and (3) of Paragraph 11(b)(i)(A) (Delivery Amount) would be greater than zero.

(C)	"Credit Support Amount" has the meaning specified under the relevant definition of Ratings Criteria.

(ii)	Eligible Credit Support. On any date:

(A)	for the purpose of Moody’s the collateral specified in Appendix A will qualify as "Eligible Credit Support" for Party A and Valuation Percentages shall apply as set out in such table; and

(B)	for the purpose of Fitch the following items will qualify as "Eligible Credit Support" for Party A:

	Eligible Credit Support	Valuation Percentage
(A)	cash in an Eligible Currency	100%

(B)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date of less than 1 year (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P 98.8%; for the purposes of Fitch, the Advance Rate, if applicable (the "Advance Rate") under the heading "Notes Rating/AAA" in the table entitled "Advance Rates (%)" in Appendix 3 to Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004 (the "Fitch Report").

(C)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 1 year but less than 5 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 3 years in such circumstances, 97.1%, and when residual maturity is less than 5 years in such circumstances, 91.2%; for the purposes of Fitch, the Advance Rate, if applicable.

(D)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 5 years but less than 10 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 7 years in such circumstances, 87.5%, and when residual maturity is less than 10 years in such circumstances 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

3

(E)	negotiable debt obligations of the Federal Republic of Germany (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(F)	negotiable debt obligations of the Republic of France (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(G)	negotiable debt obligations of Belgium (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(H)	negotiable debt obligations of the United Kingdom (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(I)	negotiable debt obligations of Switzerland (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(J)	negotiable debt obligations of Italy (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(K)	negotiable debt obligations of the Netherlands (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(L)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 1 year but less than 3 years.
For the purposes of S&P 97.1%; for the purposes of Fitch, the Advance Rate, if applicable.

(M)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 3 years but less than 5 years.
For the purposes of S&P 94.3%; for the purposes of Fitch, the Advance Rate, if applicable.

4

(N)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 5 years but less than 7 years.
For the purposes of S&P 91.5%; for the purposes of Fitch, the Advance Rate, if applicable.

(O)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 7 years but less than 10 years.
For the purposes of S&P 89.3%; for the purposes of Fitch, the Advance Rate, if applicable.

(iii)	Thresholds.

(A)	"Independent Amount" means, for Party A and Party B, with respect to each Transaction, zero.

(B)
"Threshold" means, for Party A: infinity, unless (1) any of an Initial S&P Rating Event, a Subsequent S&P Rating Event, a Fitch Rating Event, a First Subsequent Fitch Rating Event or a Second Subsequent Fitch Rating Event has occurred and is continuing and Party A has not taken alternative action as contemplated by Part 5 of the Schedule to the Agreement or (2) no Relevant Entity has the First Trigger Required Ratings and either (a) no Relevant Entity has had the First Trigger Required Ratings since this Credit Support Annex was executed or (b) at least 30 Local Business Days have elapsed since the last time a Relevant Entity had the First Trigger Required Ratings, in which case the Threshold for Party A shall be zero; and

"Threshold" means, for Party B: infinity

(C)
"Minimum Transfer Amount" means, with respect to Party A, and Party B, GBP 50,000; provided, that if (1) an Event of Default has occurred and is continuing in respect of which Party A is the Defaulting Party, or (2) an Additional Termination Event has occurred in respect of which Party A is an Affected Party, the Minimum Transfer Amount with respect to Party A shall be zero.

5

(D)
"Rounding". The Delivery Amount will be rounded up to the nearest integral multiple of GBP 10,000 and the Return Amount will be rounded down to the nearest integral multiple of GBP 10,000, subject to the maximum Return Amount being equal to the Credit Support Balance.

(c)	Valuation and Timing.

(i)	"Valuation Agent" means Party A in all circumstances.

(ii)
"Valuation Date" means the first Business Day of each calendar week; provided that if such day is not a Local Business Day then the Valuation Date shall be the preceding day that is a Local Business Day and provided that for so long as the Second Rating Trigger Requirements apply, Valuation Date shall mean each Local Business Day.

(iii)
"Valuation Time" means the close of business on the Local Business Day immediately preceding the Valuation Date or date of calculation, as applicable; provided that the calculations of Value and Exposure will be made as of approximately the same time on the same date.

(iv)	"Notification Time" means by 5.00p.m., London time, on a Local Business Day.

(d)	Exchange Date. "Exchange Date" has the meaning specified in Paragraph 3(c)(ii).

(e)	Dispute Resolution.

(i)	"Resolution Time" means 2.00 p.m., London time, on the Local Business Day following the date on which notice is given that gives rise to a dispute under Paragraph 4.

(ii)
"Value". For the purpose of Paragraphs 4(a)(4)(i)(C) and 4(a)(4)(ii), the Value of the outstanding Credit Support Balance or of any transfer of Eligible Credit Support or Equivalent Credit Support, as the case may be, will be calculated as follows:

For Eligible Credit Support comprised in a Credit Support Balance that is:

(A)	an amount of cash, the Base Currency Equivalent of such amount; and

(B)
a security, the sum of (a)(x) the last bid price on such date for such securities on the principal national securities exchange on which such securities are listed, multiplied by the applicable Valuation Percentage; or (y) where any securities are not listed on a national securities exchange, the bid price for such securities quoted as at the close of business on such date by any principal market maker (which shall not be, and shall be independent from, the Valuation Agent) for such securities chosen by the Valuation Agent, multiplied by the applicable Valuation Percentage; or (z) if no such bid price is listed or quoted for such date, the last bid price listed or quoted (as the case may be), as of the day next preceding such date on which such prices were available, multiplied by the applicable Valuation percentage; plus (b) the accrued interest where applicable on such securities (except to the extent that such interest shall have been paid to the Transferor pursuant to Paragraph 5(c)(ii) or included in the applicable price referred to in subparagraph (a) above) as of such date.

(iii)	"Alternative". The provisions of Paragraph 4 will apply.

(f)	Distribution and Interest Amount.

6

(i)
Interest Rate. The "Interest Rate" will be, with respect to the Base Currency, such rate as may be agreed between the parties from time to time, and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class A1 Master Issuer Notes. In the event that the parties agree that Eligible Credit Support may include currencies other than the Base Currency, the "Interest Rate" with respect to each such currency shall be such rate as may be agreed between the parties at the time that it is agreed that Eligible Credit Support may include such currency and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class A1 Master Issuer Notes.

(ii)
Transfer of Interest Amount. The transfer of the Interest Amount will be made on the first Local Business Day following the end of each calendar month to the extent that Party B has earned and received such amount of interest and that a Delivery Amount would not be created or increased by that transfer, and on any other Local Business Day on which Equivalent Credit Support is transferred to the Transferor pursuant to Paragraph 2(b), provided that Party B shall only be obliged to transfer any Interest Amount to Party A to the extent that it has received such amount.

(iii)
Alternative to Interest Amount. The provisions of Paragraph 5(c)(ii) will apply. For the purposes of calculating the Interest Amount the amount of interest calculated for each day of the Interest Period shall, with respect to any Eligible Currency, be compounded daily.

(iv)	Interest Amount. The definition of "Interest Amount" shall be deleted and replaced with the following:

"Interest Amount" means, with respect to an Interest Period and each portion of the Credit Support Balance comprised of cash in an Eligible Currency, the sum of the amounts of interest determined for each day in that Interest Period by the Valuation Agent as follows:

(x)
the amount of such currency comprised in the Credit Support Balance at the close of business for general dealings in the relevant currency on such day (or, if such day is not a Local Business Day, on the immediately preceding Local Business Day); multiplied by

(y)	the relevant Interest Rate; divided by

(z)	360 (or in the case of Pounds Sterling, 365).

(v)
"Distributions" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance consisting of securities, all principal, interest and other payments and distributions of cash or other property which a holder of securities of the same type, nominal value, description and amount as such Eligible Credit Support would have received from time to time.

(vi)
"Distributions Date" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance other than cash, each date on which a holder of such Eligible Credit Support would have received Distributions or, if that date is not a Local Business Day, the next following Local Business Day.

(g)	Addresses for Transfers.

Party A: Details to be obtained from:

Credit Suisse, London Branch
One Cabot Square
London E14 4QJ
England

7

Attention:  Head of OTC Operations - Operations Department

Facsimile No.: +44 20 7888 9503

Party B: Details to be obtained from:      Holmes Master Issuer plc,
c/o Abbey National plc
2 Triton Square
Regent's Place
London NW1 3AN

Collateral calls / queries should be addressed to:          Holmes Master Issuer plc,
c/o Abbey National plc
2 Triton Square
Regent's Place
London NW1 3AN

Attention: Company Secretary

Facsimile No.: +44 (0) 20 7756 5627

With a copy to:   Holmes Master Issuer plc,
c/o Abbey National plc
Abbey House (AAM 129)
201 Grafton Gate East
Milton Keynes MK9 1AN

Attention: Securitisation Team, Retail Credit Risk

Facsimile No.:  +44 (0) 1908 343 019

(h)	Other Provisions.

(i)	Transfer Timing

1)	The final paragraph of Paragraph 3(a) shall be deleted and replaced with the following:

"Subject to Paragraph 4, and unless otherwise specified, any transfer of Eligible Credit Support or Equivalent Credit Support (whether by the Transferor pursuant to Paragraph 2(a) or by the Transferee pursuant to Paragraph 2(b)) shall be made not later than the close of business on the Settlement Day."

2)	The definition of Settlement Day shall be deleted and replaced with the following:

"Settlement Day" means the next Local Business Day after the Demand Date

3)	For the purposes of this Paragraph 11(h)(i):

"Demand Date" means, with respect to a transfer by a party:

8

(i)
in the case of a transfer pursuant to Paragraph 2, Paragraph 3 or Paragraph 4(a)(2), the relevant Valuation Date (and for the avoidance of doubt, for the purposes of Paragraph 2 and Paragraph 4(a)(2), the Transferor will be deemed to receive notice of the demand by the Transferee to make a transfer of Eligible Credit Support); and

(ii)	in the case of a transfer pursuant to Paragraph 3(c)(ii)(A), the date on which the Transferee has given its consent to the proposed exchange.

For the avoidance of doubt, on each Demand Date the Transferor shall deliver to the Transferee and the Note Trustee a statement showing the amount of Eligible Credit Support to be delivered.

(ii)	Costs of Transfer on Exchange

Notwithstanding Paragraph 8, the Transferor will be responsible for, and will reimburse the Transferee for, all transfer and other taxes and other costs involved in the transfer of Eligible Credit Support from the Transferor to the Transferee or in the transfer of Equivalent Credit Support from the Transferee to the Transferor hereto.

(iii)	Cumulative Rights

The rights, powers and remedies of the Transferee under this Annex shall be in addition to all rights, powers and remedies given to the Transferee by this Agreement or by virtue of any statute or rule of law, all of which rights, powers and remedies shall be cumulative and may be exercised successively or concurrently without impairing the rights of the Transferee in the Credit Support Balance created pursuant to this Annex.

(iv)	Single Transferor and Single Transferee

Party A and Party B agree that, notwithstanding anything to the contrary in this Annex, (including, without limitation, the recital hereto, Paragraph 2 or the definitions in Paragraph 10), (a) the term "Transferee" as used in this Annex means only Party B, (b) the term "Transferor" as used in this Annex means only Party A, (c) only Party A will be required to make Transfers of Eligible Credit Support hereunder; and (d) in the calculation of any Credit Support Amount, where the Transferee's Exposure would be expressed as a negative number, such Exposure shall be deemed to be zero.

(v)	Ratings Criteria

"Ratings Criteria" means, the criteria used by S&P (as set out in S&P's Structured Finance reports entitled "Standard & Poor's Global Interest Rate and Currency Swap Counterparty Rating Criteria Expanded" dated 17 December 2003 and "Global Interest Rate and Currency Swaps: Calculating the Collateral Required Amount" dated 26 February 2004) ("S&P Criteria"), the criteria used by Moody's (as set out below ("Moody's Criteria") and/or the criteria used by Fitch (as set out in Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004) ("Fitch Criteria") for the purposes of determining the amount of Eligible Credit Support Party A is required to transfer hereunder following a credit ratings downgrade where Party A has opted to transfer Eligible Credit Support in support of its obligations under this Agreement pursuant to Part 5(7) of this Agreement.

Moody's Criteria

"Credit Support Amount" shall be:

9

(1)
for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, the greater of:

(i)	zero; and

(ii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional First Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

(where “Additional First Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a) the sum of (x) the Party A Currency Amount for such Transaction multiplied by 0.02 and (y) DV01 for such Transaction multiplied by 20; and

(b) the Party A Currency Amount for such Transaction multiplied by 0.05.

minus the Threshold in respect of Party A

(2)
for so long as the Second Rating Trigger Requirements do apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, with respect to a Valuation Date, the greater of:

(i)	zero;

(ii)	the aggregate amount of the Next Payments for all Next Payment Dates; and

(iii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional Second Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

where, “Additional Second Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a) the sum of (x) Party A Currency Amount for such Transaction multiplied by 0.06 and (y) DV01 for such Transaction multiplied by 30; and

(b) the Party A Currency Amount for such Transaction multiplied by 0.11.

For the purpose of this definition, “DV01” means with respect to a Transaction and any date of determination, the estimated change in the Transferee's Exposure with respect to such Transaction that would result from a one basis point change in the relevant swap curve on such date, as determined by the Valuation Agent in good faith and in a commercially reasonable manner. The Valuation Agent shall, upon request of Party B, provide to Party B a statement showing in reasonable detail such calculation;

“Next Payment” means, in respect of each Next Payment Date, the greater of (i) the amount of any payments due to be made by Party A under Section 2(a) on such Next Payment Date less any payments due to be made by Party B under Section 2(a) on such Next Payment Date (in each case, after giving effect to any applicable netting under Section 2(c)) and (ii) zero.

10

“Next Payment Date” means each date on which the next scheduled payment under any Transaction is due to be paid.

Fitch Criteria

"Credit Support Amount" shall mean at any time for the purposes of the Fitch Criteria with respect to a Transferor on a Valuation Date (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, the result of the following formula:

max [MV plus VC x 105 per cent multiplied by N; 0]

where:

"max" means maximum;

"MV" means the Transferee's Exposure;

"VC" means the applicable volatility cushion at that time determined by reference to the table headed "Volatility Cushion (%)" appearing at the end of Appendix 2 to the Fitch Criteria (and for such purpose calculating the relevant Weighted Average Life assuming a zero prepayment rate and zero default rate in relation to the mortgages beneficially owned by Party B), if applicable; and

"N" means the aggregate Currency Amounts applicable to Party A in respect of all Transactions under this Agreement (other than the Transaction constituted by this Annex) outstanding at that time.

S&P Criteria

"Credit Support Amount" shall mean (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, an amount determined in accordance with the S&P Criteria.

(vi)	Calculations.

Paragraph 3(b) of this Annex shall be amended by inserting the words "and shall provide each party (or the other party, if the Valuation Agent is a party) with a description in reasonable detail of how such calculations were made, upon request" after the word "calculations" in the third line thereof.

(vii)	Independent Party.

If Party A is at any time rated below "A3" or "Prime-2" by Moody's or below "BBB+" or "F2" by Fitch, Party A shall (i) on a weekly basis (on the same date that the Valuation Agent makes its calculation), obtain a calculation from a party which is independent to Party A's trading desk (or the equivalent) (for example the middle office or market risk department of Party A, Party A's auditors or a consulting firm in derivative products appointed by Party A) to validate the calculation of any calculation by Party A's trading desk (or the equivalent); and (ii) upon the written request of Moody's or Fitch, on a monthly basis, use its best efforts to seek two quotations from Reference Market-makers; provided that if 2 Reference Market-makers are not available to provide a quotation, then fewer than 2 Reference Market-makers may be used for such purpose, and if no Reference Market-makers are available, the Master Issuer Security Trustee will determine an alternative source, for the purpose of calculations. Where more than one quotation is obtained, the quotation representing the greatest amount of Exposure of the Transferee shall be used by the Valuation Agent."

11

(viii)	Definitions. As used in this Annex, the following terms shall mean:

"Fitch" means Fitch Ratings Ltd and includes any successors thereto;

"Moody's" means Moody's Investors Service Limited and includes any successors thereto;

"S&P" means Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc.

12

IN WITNESS WHEREOF the parties have signed this Annex as of the date first above written.

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC

By:	By:

Title:	Title:

Date:	Date:

By:	By:

Title:	Title:

Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By:

Title:

Date:

By:

Title:

Date:

13

APPENDIX A

Moody's Eligible Collateral and Valuation Percentages
	FIRST TRIGGER	SECOND TRIGGER
INSTRUMENT
Sterling Cash	100%	100%
EURO Cash	98%	97%
U.S. Dollar Cash	97%	95%
Fixed-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department with Remaining Maturity
< 1 Year	97%	95%
1 to 2 years	97%	94%
2 to 3 years	97%	93%
3 to 5 years	97%	92%
5 to 7 years	97%	91%
7 to 10 years	97%	89%
10 to 20 years	97%	86%
> 20 years	97%	84%
Floating-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department
All Maturities	97%	94%
Fixed-Rate U.S. Agency Debentures with Remaining Maturity
< 1 Year	97%	94%
1 to 2 years	97%	94%
2 to 3 years	97%	93%
3 to 5 years	97%	91%
5 to 7 years	97%	90%
7 to 10 years	97%	88%
10 to 20 years	97%	85%
> 20 years	97%	83%
Floating-Rate U.S. Agency Debentures
All Maturities	97%	93%
Fixed-Rate Euro-Zone Government Bonds Rated Aa3 or Above with Remaining Maturity
< 1 Year	98%	97%
1 to 2 years	98%	96%
2 to 3 years	98%	95%
3 to 5 years	98%	93%
5 to 7 years	98%	92%
7 to 10 years	98%	91%
10 to 20 years	98%	86%
> 20 years	98%	84%
Floating-Rate Euro-Zone Government Bonds Rated Aa3 or Above
All Maturities	98%	96%
Fixed-Rate United Kingdom Gilts with Remaining Maturity
< 1 Year	100%	99%
1 to 2 years	100%	98%
2 to 3 years	100%	97%
3 to 5 years	100%	96%
5 to 7 years	100%	95%
7 to 10 years	100%	94%
10 to 20 years	100%	90%
> 20 years	100%	88%
Floating-Rate United Kingdom Gilts
All Maturities	100%	99%
All other instruments	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes

For the purpose of the table above, the column headed “First Trigger” applies for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and the column headed “Second Trigger” applies at any other time.

1

Execution Copy	Series 1 Class B1

CREDIT SUPPORT ANNEX

Elections and Variables dated as of 15 August 2007
Between
CREDIT SUISSE, LONDON BRANCH
("Party A")
and
HOLMES MASTER ISSUER PLC
("Party B")
and
THE BANK OF NEW YORK, LONDON BRANCH
(the "Master Issuer Security Trustee")

Paragraph 11. Elections and Variables

(a)	Base Currency and Eligible Currency.

(i)	"Base Currency" means GBP.

(ii)	"Eligible Currency" means the Base Currency and U.S. Dollars.

It is agreed by the parties that where the Credit Support Amount is transferred in a currency other than the Base Currency, the Valuation Percentage specified in Paragraph 11(b)(ii) in relation to S&P and Fitch shall be reduced by a percentage agreed by the parties and approved by the relevant Rating Agency ("Additional Valuation Percentage").

(b)	Credit Support Obligations.

(i)	Delivery Amount, Return Amount and Credit Support Amount.

(A)
"Delivery Amount" has the meaning specified in Paragraph 2(a), as amended (I) by deleting the words "upon a demand made by the Transferee on or promptly following a Valuation Date" and inserting in lieu thereof the words "not later than the close of business on each Valuation Date" and (II) by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Delivery Amount" applicable to the Transferor for any Valuation Date will equal the greatest of:

(1)
the amount by which (a) the Credit Support Amount (determined according to the Fitch Criteria) exceeds (b) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date);

(2)
the amount by which (a) the Credit Support Amount (determined according to the Moody’s Criteria) exceeds (b) the Value (determined using the applicable Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date); and

1

(3)
the amount by which (a) the Credit Support Amount (determined according to the S&P Criteria) exceeds (b) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date).”

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(a) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the greatest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(A).

Provided further that if , in respect of any Valuation Date, the Delivery Amount is greater than zero, the Transferor will transfer to the Transferee sufficient Eligible Credit Support to ensure that, immediately following such transfer, none of the amounts calculated under (1), (2) and (3) of this Paragraph 11(b)(i)(A) shall be greater than zero.

(B)
"Return Amount" has the meaning as specified in Paragraph 2(b) as amended by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Return Amount" applicable to the Transferee for any Valuation Date will equal the least of:

(1)
the amount by which (a) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Fitch Criteria),

(2)
the amount by which (a) the Value (determined using the Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Moody’s Criteria); and

(3)
the amount by which (a) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the S&P Criteria).”

2

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(b) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the lowest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(B).

Provided further that in no event shall the Transferee be required to transfer any Equivalent Credit Support under Paragraph 2(b) if, immediately following such transfer, any of the amounts calculated under (1), (2) and (3) of Paragraph 11(b)(i)(A) (Delivery Amount) would be greater than zero.

(C)	"Credit Support Amount" has the meaning specified under the relevant definition of Ratings Criteria.

(ii)	Eligible Credit Support. On any date:

(A)	for the purpose of Moody’s the collateral specified in Appendix A will qualify as "Eligible Credit Support" for Party A and Valuation Percentages shall apply as set out in such table; and

(B)	for the purpose of Fitch the following items will qualify as "Eligible Credit Support" for Party A:

	Eligible Credit Support	Valuation Percentage
(A)	cash in an Eligible Currency	100%

(B)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date of less than 1 year (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P 98.8%; for the purposes of Fitch, the Advance Rate, if applicable (the "Advance Rate") under the heading "Notes Rating/AAA" in the table entitled "Advance Rates (%)" in Appendix 3 to Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004 (the "Fitch Report").

(C)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 1 year but less than 5 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 3 years in such circumstances, 97.1%, and when residual maturity is less than 5 years in such circumstances, 91.2%; for the purposes of Fitch, the Advance Rate, if applicable.

(D)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 5 years but less than 10 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 7 years in such circumstances, 87.5%, and when residual maturity is less than 10 years in such circumstances 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

3

(E)	negotiable debt obligations of the Federal Republic of Germany (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(F)	negotiable debt obligations of the Republic of France (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(G)	negotiable debt obligations of Belgium (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(H)	negotiable debt obligations of the United Kingdom (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(I)	negotiable debt obligations of Switzerland (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(J)	negotiable debt obligations of Italy (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(K)	negotiable debt obligations of the Netherlands (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(L)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 1 year but less than 3 years.
For the purposes of S&P 97.1%; for the purposes of Fitch, the Advance Rate, if applicable.

(M)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 3 years but less than 5 years.
For the purposes of S&P 94.3%; for the purposes of Fitch, the Advance Rate, if applicable.

4

(N)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 5 years but less than 7 years.
For the purposes of S&P 91.5%; for the purposes of Fitch, the Advance Rate, if applicable.

(O)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 7 years but less than 10 years.
For the purposes of S&P 89.3%; for the purposes of Fitch, the Advance Rate, if applicable.

(iii)	Thresholds.

(A)	"Independent Amount" means, for Party A and Party B, with respect to each Transaction, zero.

(B)
"Threshold" means, for Party A: infinity, unless (1) any of an Initial S&P Rating Event, a Subsequent S&P Rating Event, a Fitch Rating Event, a First Subsequent Fitch Rating Event or a Second Subsequent Fitch Rating Event has occurred and is continuing and Party A has not taken alternative action as contemplated by Part 5 of the Schedule to the Agreement or (2) no Relevant Entity has the First Trigger Required Ratings and either (a) no Relevant Entity has had the First Trigger Required Ratings since this Credit Support Annex was executed or (b) at least 30 Local Business Days have elapsed since the last time a Relevant Entity had the First Trigger Required Ratings, in which case the Threshold for Party A shall be zero; and

"Threshold" means, for Party B: infinity

(C)
"Minimum Transfer Amount" means, with respect to Party A, and Party B, GBP 50,000; provided, that if (1) an Event of Default has occurred and is continuing in respect of which Party A is the Defaulting Party, or (2) an Additional Termination Event has occurred in respect of which Party A is an Affected Party, the Minimum Transfer Amount with respect to Party A shall be zero.

5

(D)
"Rounding". The Delivery Amount will be rounded up to the nearest integral multiple of GBP 10,000 and the Return Amount will be rounded down to the nearest integral multiple of GBP 10,000, subject to the maximum Return Amount being equal to the Credit Support Balance.

(c)	Valuation and Timing.

(i)	"Valuation Agent" means Party A in all circumstances.

(ii)
"Valuation Date" means the first Business Day of each calendar week; provided that if such day is not a Local Business Day then the Valuation Date shall be the preceding day that is a Local Business Day and provided that for so long as the Second Rating Trigger Requirements apply, Valuation Date shall mean each Local Business Day.

(iii)
"Valuation Time" means the close of business on the Local Business Day immediately preceding the Valuation Date or date of calculation, as applicable; provided that the calculations of Value and Exposure will be made as of approximately the same time on the same date.

(iv)	"Notification Time" means by 5.00p.m., London time, on a Local Business Day.

(d)	Exchange Date. "Exchange Date" has the meaning specified in Paragraph 3(c)(ii).

(e)	Dispute Resolution.

(i)	"Resolution Time" means 2.00 p.m., London time, on the Local Business Day following the date on which notice is given that gives rise to a dispute under Paragraph 4.

(ii)
"Value". For the purpose of Paragraphs 4(a)(4)(i)(C) and 4(a)(4)(ii), the Value of the outstanding Credit Support Balance or of any transfer of Eligible Credit Support or Equivalent Credit Support, as the case may be, will be calculated as follows:

For Eligible Credit Support comprised in a Credit Support Balance that is:

(A)	an amount of cash, the Base Currency Equivalent of such amount; and

(B)
a security, the sum of (a)(x) the last bid price on such date for such securities on the principal national securities exchange on which such securities are listed, multiplied by the applicable Valuation Percentage; or (y) where any securities are not listed on a national securities exchange, the bid price for such securities quoted as at the close of business on such date by any principal market maker (which shall not be, and shall be independent from, the Valuation Agent) for such securities chosen by the Valuation Agent, multiplied by the applicable Valuation Percentage; or (z) if no such bid price is listed or quoted for such date, the last bid price listed or quoted (as the case may be), as of the day next preceding such date on which such prices were available, multiplied by the applicable Valuation percentage; plus (b) the accrued interest where applicable on such securities (except to the extent that such interest shall have been paid to the Transferor pursuant to Paragraph 5(c)(ii) or included in the applicable price referred to in subparagraph (a) above) as of such date.

(iii)	"Alternative". The provisions of Paragraph 4 will apply.

(f)	Distribution and Interest Amount.

6

(i)
Interest Rate. The "Interest Rate" will be, with respect to the Base Currency, such rate as may be agreed between the parties from time to time, and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class B1 Master Issuer Notes. In the event that the parties agree that Eligible Credit Support may include currencies other than the Base Currency, the "Interest Rate" with respect to each such currency shall be such rate as may be agreed between the parties at the time that it is agreed that Eligible Credit Support may include such currency and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class B1 Master Issuer Notes.

(ii)
Transfer of Interest Amount. The transfer of the Interest Amount will be made on the first Local Business Day following the end of each calendar month to the extent that Party B has earned and received such amount of interest and that a Delivery Amount would not be created or increased by that transfer, and on any other Local Business Day on which Equivalent Credit Support is transferred to the Transferor pursuant to Paragraph 2(b), provided that Party B shall only be obliged to transfer any Interest Amount to Party A to the extent that it has received such amount.

(iii)
Alternative to Interest Amount. The provisions of Paragraph 5(c)(ii) will apply. For the purposes of calculating the Interest Amount the amount of interest calculated for each day of the Interest Period shall, with respect to any Eligible Currency, be compounded daily.

(iv)	Interest Amount. The definition of "Interest Amount" shall be deleted and replaced with the following:

"Interest Amount" means, with respect to an Interest Period and each portion of the Credit Support Balance comprised of cash in an Eligible Currency, the sum of the amounts of interest determined for each day in that Interest Period by the Valuation Agent as follows:
(x)
the amount of such currency comprised in the Credit Support Balance at the close of business for general dealings in the relevant currency on such day (or, if such day is not a Local Business Day, on the immediately preceding Local Business Day); multiplied by

(y)	the relevant Interest Rate; divided by

(z)	360 (or in the case of Pounds Sterling, 365).

(v)
"Distributions" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance consisting of securities, all principal, interest and other payments and distributions of cash or other property which a holder of securities of the same type, nominal value, description and amount as such Eligible Credit Support would have received from time to time.

(vi)
"Distributions Date" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance other than cash, each date on which a holder of such Eligible Credit Support would have received Distributions or, if that date is not a Local Business Day, the next following Local Business Day.

(g)	Addresses for Transfers.

Party A: Details to be obtained from:

Credit Suisse, London Branch
One Cabot Square
London E14 4QJ
England

7

Attention: Head of OTC Operations - Operations Department

Facsimile No.: +44 20 7888 9503

Party B: Details to be obtained from:	Holmes Master Issuer plc,
c/o Abbey National plc 2 Triton Square Regent's Place London NW1 3AN

Collateral calls / queries should be addressed to:	Holmes Master Issuer plc,
c/o Abbey National plc 2 Triton Square Regent's Place London NW1 3AN

Attention: Company Secretary

Facsimile No.: +44 (0) 20 7756 5627

With a copy to:	Holmes Master Issuer plc,
c/o Abbey National plc
Abbey House (AAM 129) 201 Grafton Gate East Milton Keynes MK9 1AN

Attention: Securitisation Team, Retail Credit Risk

Facsimile No.: +44 (0) 1908 343 019

(h)	Other Provisions.

(i)	Transfer Timing

1)	The final paragraph of Paragraph 3(a) shall be deleted and replaced with the following:

"Subject to Paragraph 4, and unless otherwise specified, any transfer of Eligible Credit Support or Equivalent Credit Support (whether by the Transferor pursuant to Paragraph 2(a) or by the Transferee pursuant to Paragraph 2(b)) shall be made not later than the close of business on the Settlement Day."

2)	The definition of Settlement Day shall be deleted and replaced with the following:

"Settlement Day" means the next Local Business Day after the Demand Date

3)	For the purposes of this Paragraph 11(h)(i):

"Demand Date" means, with respect to a transfer by a party:

8

(i)
in the case of a transfer pursuant to Paragraph 2, Paragraph 3 or Paragraph 4(a)(2), the relevant Valuation Date (and for the avoidance of doubt, for the purposes of Paragraph 2 and Paragraph 4(a)(2), the Transferor will be deemed to receive notice of the demand by the Transferee to make a transfer of Eligible Credit Support); and

(ii)	in the case of a transfer pursuant to Paragraph 3(c)(ii)(A), the date on which the Transferee has given its consent to the proposed exchange.

For the avoidance of doubt, on each Demand Date the Transferor shall deliver to the Transferee and the Note Trustee a statement showing the amount of Eligible Credit Support to be delivered.

(ii)	Costs of Transfer on Exchange

Notwithstanding Paragraph 8, the Transferor will be responsible for, and will reimburse the Transferee for, all transfer and other taxes and other costs involved in the transfer of Eligible Credit Support from the Transferor to the Transferee or in the transfer of Equivalent Credit Support from the Transferee to the Transferor hereto.

(iii)	Cumulative Rights

The rights, powers and remedies of the Transferee under this Annex shall be in addition to all rights, powers and remedies given to the Transferee by this Agreement or by virtue of any statute or rule of law, all of which rights, powers and remedies shall be cumulative and may be exercised successively or concurrently without impairing the rights of the Transferee in the Credit Support Balance created pursuant to this Annex.

(iv)	Single Transferor and Single Transferee

Party A and Party B agree that, notwithstanding anything to the contrary in this Annex, (including, without limitation, the recital hereto, Paragraph 2 or the definitions in Paragraph 10), (a) the term "Transferee" as used in this Annex means only Party B, (b) the term "Transferor" as used in this Annex means only Party A, (c) only Party A will be required to make Transfers of Eligible Credit Support hereunder; and (d) in the calculation of any Credit Support Amount, where the Transferee's Exposure would be expressed as a negative number, such Exposure shall be deemed to be zero.

(v)	Ratings Criteria

"Ratings Criteria" means, the criteria used by S&P (as set out in S&P's Structured Finance reports entitled "Standard & Poor's Global Interest Rate and Currency Swap Counterparty Rating Criteria Expanded" dated 17 December 2003 and "Global Interest Rate and Currency Swaps: Calculating the Collateral Required Amount" dated 26 February 2004) ("S&P Criteria"), the criteria used by Moody's (as set out below ("Moody's Criteria") and/or the criteria used by Fitch (as set out in Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004) ("Fitch Criteria") for the purposes of determining the amount of Eligible Credit Support Party A is required to transfer hereunder following a credit ratings downgrade where Party A has opted to transfer Eligible Credit Support in support of its obligations under this Agreement pursuant to Part 5(7) of this Agreement.

Moody's Criteria

"Credit Support Amount" shall be:

9

(1)
for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, the greater of:

(i)	zero; and
(ii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional First Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

(where “Additional First Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a) the sum of (x) the Party A Currency Amount for such Transaction multiplied by 0.02 and (y) DV01 for such Transaction multiplied by 20; and

(b)the Party A Currency Amount for such Transaction multiplied by 0.05.

minus the Threshold in respect of Party A

(2)
for so long as the Second Rating Trigger Requirements do apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, with respect to a Valuation Date, the greater of:

(i)	zero;

(ii)	the aggregate amount of the Next Payments for all Next Payment Dates; and
(iii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional Second Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

where, “Additional Second Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a)the sum of (x) Party A Currency Amount for such Transaction multiplied by 0.06 and (y) DV01 for such Transaction multiplied by 30; and

(b)the Party A Currency Amount for such Transaction multiplied by 0.11.

For the purpose of this definition, “DV01” means with respect to a Transaction and any date of determination, the estimated change in the Transferee's Exposure with respect to such Transaction that would result from a one basis point change in the relevant swap curve on such date, as determined by the Valuation Agent in good faith and in a commercially reasonable manner. The Valuation Agent shall, upon request of Party B, provide to Party B a statement showing in reasonable detail such calculation;

“Next Payment” means, in respect of each Next Payment Date, the greater of (i) the amount of any payments due to be made by Party A under Section 2(a) on such Next Payment Date less any payments due to be made by Party B under Section 2(a) on such Next Payment Date (in each case, after giving effect to any applicable netting under Section 2(c)) and (ii) zero.

10

“Next Payment Date” means each date on which the next scheduled payment under any Transaction is due to be paid.

Fitch Criteria

"Credit Support Amount" shall mean at any time for the purposes of the Fitch Criteria with respect to a Transferor on a Valuation Date (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, the result of the following formula:

max [MV plus VC x 105 per cent multiplied by N; 0]

where:

"max" means maximum;

"MV" means the Transferee's Exposure;

"VC" means the applicable volatility cushion at that time determined by reference to the table headed "Volatility Cushion (%)" appearing at the end of Appendix 2 to the Fitch Criteria (and for such purpose calculating the relevant Weighted Average Life assuming a zero prepayment rate and zero default rate in relation to the mortgages beneficially owned by Party B), if applicable; and

"N" means the aggregate Currency Amounts applicable to Party A in respect of all Transactions under this Agreement (other than the Transaction constituted by this Annex) outstanding at that time.

S&P Criteria

"Credit Support Amount" shall mean (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, an amount determined in accordance with the S&P Criteria.

(vi)	Calculations.

Paragraph 3(b) of this Annex shall be amended by inserting the words "and shall provide each party (or the other party, if the Valuation Agent is a party) with a description in reasonable detail of how such calculations were made, upon request" after the word "calculations" in the third line thereof.

(vii)	Independent Party.

If Party A is at any time rated below "A3" or "Prime-2" by Moody's or below "BBB+" or "F2" by Fitch, Party A shall (i) on a weekly basis (on the same date that the Valuation Agent makes its calculation), obtain a calculation from a party which is independent to Party A's trading desk (or the equivalent) (for example the middle office or market risk department of Party A, Party A's auditors or a consulting firm in derivative products appointed by Party A) to validate the calculation of any calculation by Party A's trading desk (or the equivalent); and (ii) upon the written request of Moody's or Fitch, on a monthly basis, use its best efforts to seek two quotations from Reference Market-makers; provided that if 2 Reference Market-makers are not available to provide a quotation, then fewer than 2 Reference Market-makers may be used for such purpose, and if no Reference Market-makers are available, the Master Issuer Security Trustee will determine an alternative source, for the purpose of calculations. Where more than one quotation is obtained, the quotation representing the greatest amount of Exposure of the Transferee shall be used by the Valuation Agent."

11

(viii)	Definitions. As used in this Annex, the following terms shall mean:

"Fitch" means Fitch Ratings Ltd and includes any successors thereto;

"Moody's" means Moody's Investors Service Limited and includes any successors thereto;

"S&P" means Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc.

12

IN WITNESS WHEREOF the parties have signed this Annex as of the date first above written.

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC

By: Title:	By: Title:
Date:	Date:

By: Title:	By: Title:
Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Title: Date:

By:
Title:
Date:

13

Execution Copy	Series 1 Class B1

APPENDIX A

Moody's Eligible Collateral and Valuation Percentages

	FIRST TRIGGER	SECOND TRIGGER
INSTRUMENT
Sterling Cash	100%	100%
EURO Cash	98%	97%
U.S. Dollar Cash	97%	95%
Fixed-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	97% 97% 97% 97% 97% 97% 97% 97%	95% 94% 93% 92% 91% 89% 86% 84%
Floating-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department
All Maturities	97%	94%
Fixed-Rate U.S. Agency Debentures with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	97% 97% 97% 97% 97% 97% 97% 97%	94% 94% 93% 91% 90% 88% 85% 83%
Floating-Rate U.S. Agency Debentures
All Maturities	97%	93%
Fixed-Rate Euro-Zone Government Bonds Rated Aa3 or Above with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	98% 98% 98% 98% 98% 98% 98% 98%	97% 96% 95% 93% 92% 91% 86% 84%
Floating-Rate Euro-Zone Government Bonds Rated Aa3 or Above
All Maturities	98%	96%
Fixed-Rate United Kingdom Gilts with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	100% 100% 100% 100% 100% 100% 100% 100%	99% 98% 97% 96% 95% 94% 90% 88%
Floating-Rate United Kingdom Gilts
All Maturities	100%	99%
All other instruments	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes

For the purpose of the table above, the column headed “First Trigger” applies for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and the column headed “Second Trigger” applies at any other time.

1

Execution Copy	Series 1 Class C1

CREDIT SUPPORT ANNEX

Elections and Variables dated as of 15 August 2007
Between
CREDIT SUISSE, LONDON BRANCH
("Party A")
and
HOLMES MASTER ISSUER PLC
("Party B")
and
THE BANK OF NEW YORK, LONDON BRANCH
(the "Master Issuer Security Trustee")

Paragraph 11. Elections and Variables

(a)	Base Currency and Eligible Currency.

(i)	"Base Currency" means GBP.

(ii)	"Eligible Currency" means the Base Currency and U.S. Dollars.

It is agreed by the parties that where the Credit Support Amount is transferred in a currency other than the Base Currency, the Valuation Percentage specified in Paragraph 11(b)(ii) in relation to S&P and Fitch shall be reduced by a percentage agreed by the parties and approved by the relevant Rating Agency ("Additional Valuation Percentage").

(b)	Credit Support Obligations.

(i)	Delivery Amount, Return Amount and Credit Support Amount.

(A)
"Delivery Amount" has the meaning specified in Paragraph 2(a), as amended (I) by deleting the words "upon a demand made by the Transferee on or promptly following a Valuation Date" and inserting in lieu thereof the words "not later than the close of business on each Valuation Date" and (II) by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Delivery Amount" applicable to the Transferor for any Valuation Date will equal the greatest of:

(1)
the amount by which (a) the Credit Support Amount (determined according to the Fitch Criteria) exceeds (b) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date);

(2)
the amount by which (a) the Credit Support Amount (determined according to the Moody’s Criteria) exceeds (b) the Value (determined using the applicable Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date); and

1

(3)
the amount by which (a) the Credit Support Amount (determined according to the S&P Criteria) exceeds (b) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date).”

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(a) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the greatest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(A).

Provided further that if , in respect of any Valuation Date, the Delivery Amount is greater than zero, the Transferor will transfer to the Transferee sufficient Eligible Credit Support to ensure that, immediately following such transfer, none of the amounts calculated under (1), (2) and (3) of this Paragraph 11(b)(i)(A) shall be greater than zero.

(B)
"Return Amount" has the meaning as specified in Paragraph 2(b) as amended by deleting in its entirety the sentence beginning "Unless otherwise specified in Paragraph 11(b)" and inserting in lieu thereof the following:

"The "Return Amount" applicable to the Transferee for any Valuation Date will equal the least of:

(1)
the amount by which (a) the Value (determined using the Fitch Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Fitch Criteria),

(2)
the amount by which (a) the Value (determined using the Moody’s Valuation Percentages in Appendix A) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the Moody’s Criteria); and

(3)
the amount by which (a) the Value (determined using the S&P’s Valuation Percentages in Paragraph 11(b)(ii)) as of such Valuation Date of the Transferor’s Credit Support Balance (adjusted to include any prior Delivery Amount and to exclude any prior Return Amount, the transfer of which, in each case, has not yet been completed and for which the relevant Settlement Day falls on or after such Valuation Date) exceeds (b) the Credit Support Amount (determined according to the S&P Criteria).”

2

Provided that, in respect of any Valuation Date, the Value of the Eligible Credit Support to be transferred under Paragraph 2(b) shall be calculated using the applicable Valuation Percentages for the rating agency whose criteria have resulted in the lowest amount under (1), (2) and (3) of this Paragraph 11(b)(i)(B).

Provided further that in no event shall the Transferee be required to transfer any Equivalent Credit Support under Paragraph 2(b) if, immediately following such transfer, any of the amounts calculated under (1), (2) and (3) of Paragraph 11(b)(i)(A) (Delivery Amount) would be greater than zero.

(C)	"Credit Support Amount" has the meaning specified under the relevant definition of Ratings Criteria.

(ii)	Eligible Credit Support. On any date:

(A)	for the purpose of Moody’s the collateral specified in Appendix A will qualify as "Eligible Credit Support" for Party A and Valuation Percentages shall apply as set out in such table; and

(B)	for the purpose of Fitch the following items will qualify as "Eligible Credit Support" for Party A:

	Eligible Credit Support	Valuation Percentage
(A)	cash in an Eligible Currency	100%

(B)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date of less than 1 year (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P 98.8%; for the purposes of Fitch, the Advance Rate, if applicable (the "Advance Rate") under the heading "Notes Rating/AAA" in the table entitled "Advance Rates (%)" in Appendix 3 to Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004 (the "Fitch Report").

(C)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 1 year but less than 5 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 3 years in such circumstances, 97.1%, and when residual maturity is less than 5 years in such circumstances, 91.2%; for the purposes of Fitch, the Advance Rate, if applicable.

(D)
negotiable debt obligations issued after 18 July 1984 by the U.S. Treasury Department having a residual maturity on such date equal to or greater than 5 years but less than 10 years (with local and foreign currency issuer ratings of AAA by S&P or above).

For the purposes of S&P when residual maturity is less than 7 years in such circumstances, 87.5%, and when residual maturity is less than 10 years in such circumstances 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

3

(E)	negotiable debt obligations of the Federal Republic of Germany (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(F)	negotiable debt obligations of the Republic of France (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(G)	negotiable debt obligations of Belgium (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(H)	negotiable debt obligations of the United Kingdom (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(I)	negotiable debt obligations of Switzerland (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(J)	negotiable debt obligations of Italy (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(K)	negotiable debt obligations of the Netherlands (with local and foreign currency issuer ratings of AA by S&P or above) with a residual maturity of less than 10 years.	For the purposes of S&P 83.8%; for the purposes of Fitch, the Advance Rate, if applicable.

(L)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 1 year but less than 3 years.
For the purposes of S&P 97.1%; for the purposes of Fitch, the Advance Rate, if applicable.

(M)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 3 years but less than 5 years.
For the purposes of S&P 94.3%; for the purposes of Fitch, the Advance Rate, if applicable.

4

(N)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 5 years but less than 7 years.
For the purposes of S&P 91.5%; for the purposes of Fitch, the Advance Rate, if applicable.

(O)
negotiable senior debt obligations of the US Government National Mortgage Association, the US Federal National Mortgage Association, the US Federal Home Loan Mortgage Corporation, the US Student Loans Marketing Association or a US Federal Home Loan Bank (all entities rated AAA by S&P or above) with a residual maturity on such date equal to or greater than 7 years but less than 10 years.
For the purposes of S&P 89.3%; for the purposes of Fitch, the Advance Rate, if applicable.

(iii)	Thresholds.

(A)	"Independent Amount" means, for Party A and Party B, with respect to each Transaction, zero.

(B)
"Threshold" means, for Party A: infinity, unless (1) any of an Initial S&P Rating Event, a Subsequent S&P Rating Event, a Fitch Rating Event, a First Subsequent Fitch Rating Event or a Second Subsequent Fitch Rating Event has occurred and is continuing and Party A has not taken alternative action as contemplated by Part 5 of the Schedule to the Agreement or (2) no Relevant Entity has the First Trigger Required Ratings and either (a) no Relevant Entity has had the First Trigger Required Ratings since this Credit Support Annex was executed or (b) at least 30 Local Business Days have elapsed since the last time a Relevant Entity had the First Trigger Required Ratings, in which case the Threshold for Party A shall be zero; and

"Threshold" means, for Party B: infinity

(C)
"Minimum Transfer Amount" means, with respect to Party A, and Party B, GBP 50,000; provided, that if (1) an Event of Default has occurred and is continuing in respect of which Party A is the Defaulting Party, or (2) an Additional Termination Event has occurred in respect of which Party A is an Affected Party, the Minimum Transfer Amount with respect to Party A shall be zero.

5

(D)
"Rounding". The Delivery Amount will be rounded up to the nearest integral multiple of GBP 10,000 and the Return Amount will be rounded down to the nearest integral multiple of GBP 10,000, subject to the maximum Return Amount being equal to the Credit Support Balance.

(c)	Valuation and Timing.

(i)	"Valuation Agent" means Party A in all circumstances.

(ii)
"Valuation Date" means the first Business Day of each calendar week; provided that if such day is not a Local Business Day then the Valuation Date shall be the preceding day that is a Local Business Day and provided that for so long as the Second Rating Trigger Requirements apply, Valuation Date shall mean each Local Business Day.

(iii)
"Valuation Time" means the close of business on the Local Business Day immediately preceding the Valuation Date or date of calculation, as applicable; provided that the calculations of Value and Exposure will be made as of approximately the same time on the same date.

(iv)	"Notification Time" means by 5.00p.m., London time, on a Local Business Day.

(d)	Exchange Date. "Exchange Date" has the meaning specified in Paragraph 3(c)(ii).

(e)	Dispute Resolution.

(i)	"Resolution Time" means 2.00 p.m., London time, on the Local Business Day following the date on which notice is given that gives rise to a dispute under Paragraph 4.

(ii)
"Value". For the purpose of Paragraphs 4(a)(4)(i)(C) and 4(a)(4)(ii), the Value of the outstanding Credit Support Balance or of any transfer of Eligible Credit Support or Equivalent Credit Support, as the case may be, will be calculated as follows:

For Eligible Credit Support comprised in a Credit Support Balance that is:

(A)	an amount of cash, the Base Currency Equivalent of such amount; and

(B)
a security, the sum of (a)(x) the last bid price on such date for such securities on the principal national securities exchange on which such securities are listed, multiplied by the applicable Valuation Percentage; or (y) where any securities are not listed on a national securities exchange, the bid price for such securities quoted as at the close of business on such date by any principal market maker (which shall not be, and shall be independent from, the Valuation Agent) for such securities chosen by the Valuation Agent, multiplied by the applicable Valuation Percentage; or (z) if no such bid price is listed or quoted for such date, the last bid price listed or quoted (as the case may be), as of the day next preceding such date on which such prices were available, multiplied by the applicable Valuation percentage; plus (b) the accrued interest where applicable on such securities (except to the extent that such interest shall have been paid to the Transferor pursuant to Paragraph 5(c)(ii) or included in the applicable price referred to in subparagraph (a) above) as of such date.

(iii)	"Alternative". The provisions of Paragraph 4 will apply.

(f)	Distribution and Interest Amount.

6

(i)
Interest Rate. The "Interest Rate" will be, with respect to the Base Currency, such rate as may be agreed between the parties from time to time, and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class C1 Master Issuer Notes. In the event that the parties agree that Eligible Credit Support may include currencies other than the Base Currency, the "Interest Rate" with respect to each such currency shall be such rate as may be agreed between the parties at the time that it is agreed that Eligible Credit Support may include such currency and subject to confirmation from Moody's that it shall not affect the then current ratings of the Series 1 Class C1 Master Issuer Notes.

(ii)
Transfer of Interest Amount. The transfer of the Interest Amount will be made on the first Local Business Day following the end of each calendar month to the extent that Party B has earned and received such amount of interest and that a Delivery Amount would not be created or increased by that transfer, and on any other Local Business Day on which Equivalent Credit Support is transferred to the Transferor pursuant to Paragraph 2(b), provided that Party B shall only be obliged to transfer any Interest Amount to Party A to the extent that it has received such amount.

(iii)
Alternative to Interest Amount. The provisions of Paragraph 5(c)(ii) will apply. For the purposes of calculating the Interest Amount the amount of interest calculated for each day of the Interest Period shall, with respect to any Eligible Currency, be compounded daily.

(iv)	Interest Amount. The definition of "Interest Amount" shall be deleted and replaced with the following:

"Interest Amount" means, with respect to an Interest Period and each portion of the Credit Support Balance comprised of cash in an Eligible Currency, the sum of the amounts of interest determined for each day in that Interest Period by the Valuation Agent as follows:

(x)
the amount of such currency comprised in the Credit Support Balance at the close of business for general dealings in the relevant currency on such day (or, if such day is not a Local Business Day, on the immediately preceding Local Business Day); multiplied by

(y)	the relevant Interest Rate; divided by

(z)	360 (or in the case of Pounds Sterling, 365).

(v)
"Distributions" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance consisting of securities, all principal, interest and other payments and distributions of cash or other property which a holder of securities of the same type, nominal value, description and amount as such Eligible Credit Support would have received from time to time.

(vi)
"Distributions Date" means, with respect to any Eligible Credit Support comprised in the Credit Support Balance other than cash, each date on which a holder of such Eligible Credit Support would have received Distributions or, if that date is not a Local Business Day, the next following Local Business Day.

(g)	Addresses for Transfers.

Party A: Details to be obtained from:

Credit Suisse, London Branch
One Cabot Square
London E14 4QJ
England

7

Attention:	Head of OTC Operations - Operations Department

Facsimile	No.: +44 20 7888 9503

Party B: Details to be obtained from:	Holmes Master Issuer plc,
c/o Abbey National plc
2 Triton Square
Regent's Place
London NW1 3AN

Collateral calls / queries should be addressed to:	Holmes Master Issuer plc,
c/o Abbey National plc
2 Triton Square
Regent's Place
London NW1 3AN

Attention:	Company Secretary

Facsimile No.:	+44 (0) 20 7756 5627

With a copy to:	Holmes Master Issuer plc,
c/o Abbey National plc
Abbey House (AAM 129)
201 Grafton Gate East
Milton Keynes MK9 1AN

Attention:	Securitisation Team, Retail Credit Risk

Facsimile No.:	+44 (0) 1908 343 019

(h)	Other Provisions.

(i)	Transfer Timing

1)	The final paragraph of Paragraph 3(a) shall be deleted and replaced with the following:

"Subject to Paragraph 4, and unless otherwise specified, any transfer of Eligible Credit Support or Equivalent Credit Support (whether by the Transferor pursuant to Paragraph 2(a) or by the Transferee pursuant to Paragraph 2(b)) shall be made not later than the close of business on the Settlement Day."

2)	The definition of Settlement Day shall be deleted and replaced with the following:

"Settlement Day" means the next Local Business Day after the Demand Date

3)	For the purposes of this Paragraph 11(h)(i):

"Demand Date" means, with respect to a transfer by a party:

(i)
in the case of a transfer pursuant to Paragraph 2, Paragraph 3 or Paragraph 4(a)(2), the relevant Valuation Date (and for the avoidance of doubt, for the purposes of Paragraph 2 and Paragraph 4(a)(2), the Transferor will be deemed to receive notice of the demand by the Transferee to make a transfer of Eligible Credit Support); and

8

(ii)	in the case of a transfer pursuant to Paragraph 3(c)(ii)(A), the date on which the Transferee has given its consent to the proposed exchange.

For the avoidance of doubt, on each Demand Date the Transferor shall deliver to the Transferee and the Note Trustee a statement showing the amount of Eligible Credit Support to be delivered.

(ii)	Costs of Transfer on Exchange

Notwithstanding Paragraph 8, the Transferor will be responsible for, and will reimburse the Transferee for, all transfer and other taxes and other costs involved in the transfer of Eligible Credit Support from the Transferor to the Transferee or in the transfer of Equivalent Credit Support from the Transferee to the Transferor hereto.

(iii)	Cumulative Rights

The rights, powers and remedies of the Transferee under this Annex shall be in addition to all rights, powers and remedies given to the Transferee by this Agreement or by virtue of any statute or rule of law, all of which rights, powers and remedies shall be cumulative and may be exercised successively or concurrently without impairing the rights of the Transferee in the Credit Support Balance created pursuant to this Annex.

(iv)	Single Transferor and Single Transferee

Party A and Party B agree that, notwithstanding anything to the contrary in this Annex, (including, without limitation, the recital hereto, Paragraph 2 or the definitions in Paragraph 10), (a) the term "Transferee" as used in this Annex means only Party B, (b) the term "Transferor" as used in this Annex means only Party A, (c) only Party A will be required to make Transfers of Eligible Credit Support hereunder; and (d) in the calculation of any Credit Support Amount, where the Transferee's Exposure would be expressed as a negative number, such Exposure shall be deemed to be zero.

(v)	Ratings Criteria

"Ratings Criteria" means, the criteria used by S&P (as set out in S&P's Structured Finance reports entitled "Standard & Poor's Global Interest Rate and Currency Swap Counterparty Rating Criteria Expanded" dated 17 December 2003 and "Global Interest Rate and Currency Swaps: Calculating the Collateral Required Amount" dated 26 February 2004) ("S&P Criteria"), the criteria used by Moody's (as set out below ("Moody's Criteria") and/or the criteria used by Fitch (as set out in Fitch's Structured Finance Report entitled "Counterparty Risk in Structured Finance Transactions: Swap Criteria" dated 13 September 2004) ("Fitch Criteria") for the purposes of determining the amount of Eligible Credit Support Party A is required to transfer hereunder following a credit ratings downgrade where Party A has opted to transfer Eligible Credit Support in support of its obligations under this Agreement pursuant to Part 5(7) of this Agreement.

Moody's Criteria

"Credit Support Amount" shall be:

(1)
for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, the greater of:

(i)	zero; and

9

(ii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional First Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

(where “Additional First Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a) the sum of (x) the Party A Currency Amount for such Transaction multiplied by 0.02 and (y) DV01 for such Transaction multiplied by 20; and

(b) the Party A Currency Amount for such Transaction multiplied by 0.05.

minus the Threshold in respect of Party A

(2)
for so long as the Second Rating Trigger Requirements do apply and 30 or more Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply, with respect to a Valuation Date, the greater of:

(i)	zero;

(ii)	the aggregate amount of the Next Payments for all Next Payment Dates; and

(iii)	the sum of (x) the Transferee’s Exposure and (y) the aggregate of the Additional Second Trigger Collateral Amounts for all Transactions (other than the Transaction constituted by this Annex),

where, “Additional Second Trigger Collateral Amount” means, for each Transaction, the lesser of:

(a) the sum of (x) Party A Currency Amount for such Transaction multiplied by 0.06 and (y) DV01 for such Transaction multiplied by 30; and

(b) the Party A Currency Amount for such Transaction multiplied by 0.11.

For the purpose of this definition, “DV01” means with respect to a Transaction and any date of determination, the estimated change in the Transferee's Exposure with respect to such Transaction that would result from a one basis point change in the relevant swap curve on such date, as determined by the Valuation Agent in good faith and in a commercially reasonable manner. The Valuation Agent shall, upon request of Party B, provide to Party B a statement showing in reasonable detail such calculation;

“Next Payment” means, in respect of each Next Payment Date, the greater of (i) the amount of any payments due to be made by Party A under Section 2(a) on such Next Payment Date less any payments due to be made by Party B under Section 2(a) on such Next Payment Date (in each case, after giving effect to any applicable netting under Section 2(c)) and (ii) zero.

10

“Next Payment Date” means each date on which the next scheduled payment under any Transaction is due to be paid.

Fitch Criteria

"Credit Support Amount" shall mean at any time for the purposes of the Fitch Criteria with respect to a Transferor on a Valuation Date (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, the result of the following formula:

max [MV plus VC x 105 per cent multiplied by N; 0]

where:

"max" means maximum;

"MV" means the Transferee's Exposure;

"VC" means the applicable volatility cushion at that time determined by reference to the table headed "Volatility Cushion (%)" appearing at the end of Appendix 2 to the Fitch Criteria (and for such purpose calculating the relevant Weighted Average Life assuming a zero prepayment rate and zero default rate in relation to the mortgages beneficially owned by Party B), if applicable; and

"N" means the aggregate Currency Amounts applicable to Party A in respect of all Transactions under this Agreement (other than the Transaction constituted by this Annex) outstanding at that time.

S&P Criteria

"Credit Support Amount" shall mean (i) at any time that the Threshold for Party A is infinity, zero and (ii) at any time that the Threshold for Party A is zero, an amount determined in accordance with the S&P Criteria.

(vi)	Calculations.

Paragraph 3(b) of this Annex shall be amended by inserting the words "and shall provide each party (or the other party, if the Valuation Agent is a party) with a description in reasonable detail of how such calculations were made, upon request" after the word "calculations" in the third line thereof.

(vii)	Independent Party.

If Party A is at any time rated below "A3" or "Prime-2" by Moody's or below "BBB+" or "F2" by Fitch, Party A shall (i) on a weekly basis (on the same date that the Valuation Agent makes its calculation), obtain a calculation from a party which is independent to Party A's trading desk (or the equivalent) (for example the middle office or market risk department of Party A, Party A's auditors or a consulting firm in derivative products appointed by Party A) to validate the calculation of any calculation by Party A's trading desk (or the equivalent); and (ii) upon the written request of Moody's or Fitch, on a monthly basis, use its best efforts to seek two quotations from Reference Market-makers; provided that if 2 Reference Market-makers are not available to provide a quotation, then fewer than 2 Reference Market-makers may be used for such purpose, and if no Reference Market-makers are available, the Master Issuer Security Trustee will determine an alternative source, for the purpose of calculations. Where more than one quotation is obtained, the quotation representing the greatest amount of Exposure of the Transferee shall be used by the Valuation Agent."

11

(viii)	Definitions. As used in this Annex, the following terms shall mean:

"Fitch" means Fitch Ratings Ltd and includes any successors thereto;

"Moody's" means Moody's Investors Service Limited and includes any successors thereto;

"S&P" means Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc.

12

IN WITNESS WHEREOF the parties have signed this Annex as of the date first above written.

CREDIT SUISSE, LONDON BRANCH	HOLMES MASTER ISSUER PLC
By:	By:

Title:	Title:
Date:	Date:
By:	By:

Title:	Title:
Date:	Date:

THE BANK OF NEW YORK, LONDON BRANCH

By:
Title:
Date:

By:
Title:
Date:

13

Execution Copy	Series 1 Class C1

APPENDIX A

Moody's Eligible Collateral and Valuation Percentages

	FIRST TRIGGER	SECOND TRIGGER
INSTRUMENT
Sterling Cash	100%	100%
EURO Cash	98%	97%
U.S. Dollar Cash	97%	95%

Fixed-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	97% 97% 97% 97% 97% 97% 97% 97%	95% 94% 93% 92% 91% 89% 86% 84%

Floating-Rate Negotiable Treasury Debt Issued by The U.S. Treasury Department
All Maturities	97%	94%

Fixed-Rate U.S. Agency Debentures with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	97% 97% 97% 97% 97% 97% 97% 97%	94% 94% 93% 91% 90% 88% 85% 83%

Floating-Rate U.S. Agency Debentures
All Maturities	97%	93%

Fixed-Rate Euro-Zone Government Bonds Rated Aa3 or Above with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	98% 98% 98% 98% 98% 98% 98% 98%	97% 96% 95% 93% 92% 91% 86% 84%

Floating-Rate Euro-Zone Government Bonds Rated Aa3 or Above
All Maturities	98%	96%

1

Fixed-Rate United Kingdom Gilts with Remaining Maturity
< 1 Year 1 to 2 years 2 to 3 years 3 to 5 years 5 to 7 years 7 to 10 years 10 to 20 years > 20 years	100% 100% 100% 100% 100% 100% 100% 100%	99% 98% 97% 96% 95% 94% 90% 88%

Floating-Rate United Kingdom Gilts
All Maturities	100%	99%

All other instruments	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes	zero or such other percentage in respect of which Moody’s has delivered a writted ratings affirmation in relation to the most senior rated notes

For the purpose of the table above, the column headed “First Trigger” applies for so long as (A) the Second Rating Trigger Requirements do not apply or (B) less than 30 Local Business Days have elapsed since the last time the Second Rating Trigger Requirements did not apply and the column headed “Second Trigger” applies at any other time.

2